UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, NY 10105
(Address of principal executive offices) (Zip code)

Sheelyn Michael
First Eagle Funds
1345 Avenue of the Americas
New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Semiannual Report

April 30, 2022

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Value Fund

First Eagle Gold Fund

First Eagle Global Income Builder Fund

First Eagle High Income Fund

First Eagle Fund of America

First Eagle Small Cap Opportunity Fund

First Eagle Global Real Assets Fund

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seek", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds | Semiannual Report | April 30, 2022

Table of Contents

Letter from the President	6
Management's Discussion of Fund Performance	9
Performance Chart	16
First Eagle Global Fund
Fund Overview	26
Consolidated Schedule of Investments	28
First Eagle Overseas Fund
Fund Overview	42
Consolidated Schedule of Investments	44
First Eagle U.S. Value Fund
Fund Overview	56
Consolidated Schedule of Investments	58
First Eagle Gold Fund
Fund Overview	64
Consolidated Schedule of Investments	66
First Eagle Global Income Builder Fund
Fund Overview	70
Schedule of Investments	72
First Eagle High Income Fund
Fund Overview	86
Schedule of Investments	88
First Eagle Fund of America
Fund Overview	98
Schedule of Investments	100
First Eagle Small Cap Opportunity Fund
Fund Overview	104
Schedule of Investments	106
First Eagle Global Real Assets Fund
Fund Overview	118
Consolidated Schedule of Investments	120

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Assets and Liabilities	124
Statements of Operations	134
Statements of Changes in Net Assets	144
Financial Highlights	158
Notes to Financial Statements	186
Fund Expenses	219
General Information	225
Board Considerations for Approval of Advisory Agreement	226

First Eagle Funds | Semiannual Report | April 30, 2022

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Letter from the President (unaudited)

Dear Fellow Shareholders,

Since my last letter to you, war has been added to the litany of geopolitical and macroeconomic challenges already facing world economies and markets, including inflation, shifting monetary policy, recession fears and the ongoing supply and demand impacts of Covid-19. Though Russia's invasion of Ukraine in late February was widely anticipated, the sharp repricing of equities and other risk assets that followed suggested the market may have been caught off guard by its scale and investors have been left with few places to hide thus far in 2022.

I've written previously of our concerns about the markets' apparent complacence in the face of mounting risks, not the least of which was the impact of Covid-19 on economic and market dynamics. The massive fiscal and policy response to the initial outbreak of the virus in early 2020 produced distortions in the fortunes of companies and industries, as businesses representative of the "new economy" capitalized on the forced virtualization of global activity while more traditional organizations struggled under the weight of pandemic-related restrictions. As a result, we saw a sharp but bifurcated comeback in risk assets, as the predominantly growth-oriented stocks representative of the new economy were priced as if their Covid tailwinds would persist indefinitely, while old-line names typical of value stocks traded at levels suggesting their business models were becoming obsolete.

It has been our view that neither of these scenarios was likely to be true and that the normalization of economic activity would bring asset valuations closer to long-term equilibrium. This journey toward equilibrium began to emerge in late 2021 and picked up steam in the period; though both are down through the end of May, the MSCI World Value Index has outperformed the MSCI World Growth Index by more than 1,000 basis points during this period.1 Tightening financial conditions appear to be among the primary drivers of this move. With inflation at 40-year highs and showing no sign of abating, the Federal Reserve embarked upon a new tightening cycle in March; the central bank has raised its federal funds rate by 75 basis points through its May meeting and has foreshadowed an aggressive bias going forward. High-valuation stocks—including the growth-oriented, tech-related names that had been market darlings since the Covid swoon and for much of the post-global financial crisis era in general—suffered the most, as their future cash flows appeared less attractive to investors when discounted against higher

1  Source: FactSet; data as of May 31, 2022.

First Eagle Funds | Semiannual Report | April 30, 2022

Letter from the President (unaudited)

prevailing interest rates. Higher interest rates also weighed on fixed income assets, particularly those with longer durations; notably, investment grade bonds fell more than they have in four decades.2

We are living in uncertain macroeconomic times. Some observers think recession is inevitable, especially in Europe, which still relies on Russian oil and natural gas for a major share of its energy needs. Sanctions have already been imposed on Russian exports, and additional sanctions are under discussion, further pressuring consumers and businesses straining under the weight of inflation. In the United States, where the Federal Reserve is unwinding years of highly accommodative policy, many doubt it can engineer a soft landing, given its spotty track record. On the other hand, employment remains strong in the United States, and consumers still have savings that they are willing to spend—factors that might help prevent or moderate a recession. China's zero-Covid approach has led to draconian lockdowns in a number of areas vital to global supply chains and slowed its economy, but policymakers in China have been rolling out targeted stimulus measures.

Volatility in both the equity and fixed income markets, which had been creeping higher since the fall, spiked in response to Russia's invasion of Ukraine and has trended higher since. Volatility can rattle investors and trigger fearful reactions but selling into a falling market has the potential to inflict serious damage on long-term investment returns by permanently impairing investor capital.

At First Eagle, we seek to counter this inclination through a focus on generating absolute returns across market cycles. We take a selective, valuation-sensitive approach to portfolio construction, in many cases complemented by cash and cash equivalents as a form of deferred purchasing power and gold and gold-related securities as an important source of ballast. Though targeting different asset classes, the strategies across our platform are united by a shared dedication to First Eagle's long-held investment principles, including a commitment to in-depth fundamental analysis, a flexible, benchmark-agnostic approach, a focus on absolute returns, and an ongoing effort to avoid the permanent impairment of capital. The end result is a lineup of strategies we believe have the potential to mitigate the impact of tumultuous markets.

Global Value Team

After finishing 2021 on a high note, global equities staggered out of the gates in 2022 in the face of the myriad risks discussed above. Some Global Value team funds that delivered negative absolute returns in the six-month period covered in this report substantially outpaced their benchmarks and index-based peers thanks to strong stock selection. The energy sector in particular, buoyed by rising oil

2  Source: Callan; data as of April 15, 2022.

First Eagle Funds | Semiannual Report | April 30, 2022

Letter from the President (unaudited)

prices, contributed strongly to fund performance. Gold and gold-related equities, which many of our funds hold as a potential hedge against left-tail risk and market turbulence, played their part effectively.

High Income Team

Though high yield bonds had been resilient in the face of the pressures dragging down investment grade bonds, performance began to unravel in 2022. With borrowers given pause by higher rates and investors seeking to preserve liquidity, high yield new issuance has been off sharply this year, while secondary-market spreads have widened considerably. In this uncertain investment environment, we continued to focus on minimizing downside risk, looking to allocate capital countercyclically as opportunities emerged. The team sought to maintain good credit quality and to attach relatively high in companies' capital structures, with a focus on businesses with the pricing power to pass along rising input costs to their customers.

Small Cap Team

Although smaller companies are often seen as especially vulnerable to volatility, the Small Cap team seeks to leverage such conditions to uncover stocks whose market price has become disconnected from its normalized value, especially once-larger companies whose shrinking market capitalizations have pushed them into the team's investment universe. Even well-managed companies can lose ground in a falling market, but company-specific growth drivers or catalysts, such as a new management team or product innovation, can pave a more economically resilient path to operational success regardless of macroeconomic conditions.

As always, I want to thank you for entrusting your assets to our stewardship.

Mehdi Mahmud

President

June 2022

First Eagle Funds | Semiannual Report | April 30, 2022

Management's Discussion of Fund
Performance (unaudited)

First Eagle Global Fund

The net asset value ("NAV") of the fund's Class A shares* decreased 4.60% for the six months ended April 30, 2022, while the net return of the MSCI World Index decreased 11.30%. The fund's short-term investments, including cash and cash equivalents, were 8.5% as of April 30, 2022.

The five largest contributors to the performance of First Eagle Global Fund over the period were Exxon Mobil Corp. (oil, gas & consumable fuels, United States), gold bullion, Imperial Oil Limited (oil, gas & consumable fuels, Canada), Newmont Corporation (metals & mining, United States) and British American Tobacco plc (tobacco, United Kingdom). Collectively, they accounted for 2.28% of this period's performance.

The five largest detractors during the first quarter were Oracle Corporation (software, United States), Meta Platforms Inc. Class A (interactive media & services, United States), Comcast Corporation Class A (media, United States), Bank of New York Mellon Corp (capital markets, United States) and Salesforce, Inc. (software, United States). Their combined negative performance over the period subtracted 2.53% from fund performance.

First Eagle Overseas Fund

The NAV of the fund's Class A shares* decreased 5.26% for the six months ended April 30, 2022 while the MSCI EAFE Index decreased 11.80%. The fund's short-term investments, including cash and cash equivalents, were 4.3% as of April 30, 2022.

The five largest contributors to the performance of First Eagle Overseas Fund over the period were Imperial Oil Limited (oil, gas & consumable fuels, Canada), gold bullion, Nutrien Ltd. (chemicals, Canada), Newmont Corporation (metals & mining, United States) and British American Tobacco plc (tobacco, United Kingdom). Collectively, they accounted for 2.97% of this period's performance.

The five largest detractors were Shimano Inc. (leisure products, Japan), Groupe Bruxelles Lambert SA (diversified financial services, Belgium), Prosus N.V. Class N (internet & direct marketing retail, China), Fanuc Corporation (machinery, Japan) and Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (semiconductors & semiconductor equipment, Taiwan). Their combined negative performance over the period subtracted 2.08% from fund performance.

First Eagle U.S. Value Fund

The NAV of the fund's Class A shares* decreased 3.64% for the six months ended April 30, 2022, while the S&P 500 Index decreased 9.65%. The fund's short-term investments, including cash and cash equivalents, were 8.6% as of April 30, 2022.

*  Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

First Eagle Funds | Semiannual Report | April 30, 2022

Management's Discussion of Fund Performance (unaudited)

The five largest contributors to the performance of First Eagle U.S. Value Fund over the period were Exxon Mobil Corp. (oil, gas & consumable fuels, United States), gold bullion, Newmont Corporation (metals & mining, United States), Nutrien Ltd. (chemicals, Canada) and Anthem, Inc. (health care providers & services, United States). Collectively, they accounted for 2.74% of this period's performance.

The five largest detractors during the first quarter were Meta Platforms Inc. Class A (interactive media & services, United States), Oracle Corporation (software, United States), Comcast Corporation Class A (media, United States), Bank of New York Mellon Corp. (capital markets, United States) and Salesforce, Inc. (software, United States). Their combined negative performance over the period subtracted 4.43% from fund performance.

First Eagle Gold Fund

The NAV of the fund's Class A shares* increased 6.69% for the six months ended April 30, 2022, while the FTSE Gold Mines Index increased 13.02%. The fund's short-term investments, including cash and cash equivalents, were 7.8% as of April 30, 2022.

The five largest contributors to the performance of First Eagle Gold Fund over the period were Newmont Corp. (metals & mining, United States), Barrick Gold Corporation (metals & mining, Canada), Royal Gold Inc. (metals & mining, United States), Agnico Eagle Mines Limited (metals & mining, Canada) and gold bullion. Collectively, they accounted for 8.51% of this period's performance.

The five largest detractors were MAG Sliver Corp. (metals & mining, Canada), Novagold Resources Inc. (metals & mining, Canada), Fresnillo plc (metals & mining, Mexico), Dundee Precious Metals (metals & mining, Canada) and Kirkland Lake Gold Ltd. (metals & mining, Canada). Their combined negative performance over the period subtracted 2.55% from fund performance.

First Eagle Global Income Builder Fund

The NAV of the fund's Class A shares* decreased 2.30% for the six months ended April 30, 2022, while the MSCI World Index decreased 11.30% and the Bloomberg U.S. Aggregate Bond Index was down 9.47%. The composite index3 decreased 10.47% over the same time period. The fund's short-term investments, including cash and cash equivalents, were 1.9% as of April 30, 2022.

The five largest contributors to the performance of First Eagle Global Income Builder Fund over the period were Exxon Mobil Corporation (oil, gas & consumable fuels, United States), British American Tobacco plc (tobacco, United Kingdom), gold bullion, Imperial Oil Limited (oil, gas & consumable fuels, Canada) and Enterprise Products Partners LP (oil, gas & consumable fuels, United States). Collectively, they accounted for 4.34% of this period's performance.

The five largest detractors were Groupe Bruxelles Lambert SA (diversified financial services, Belgium), Bank of New York Mellon Corp. (capital markets, United States),

3  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg US Aggregate Bond Index.

First Eagle Funds | Semiannual Report | April 30, 2022

Management's Discussion of Fund Performance (unaudited)

Unilever plc (personal products, United Kingdom), Fuchs Petrolub SE Preferred (chemicals, Germany) and Wells Fargo & Company 7.5% Non-Cumulative Perpetual Convertible Preferred Registered Shares A Series L (diversified banks, United States). Their combined negative performance over the period subtracted 1.57% from fund performance.

First Eagle High Income Fund

The NAV of the fund's Class I shares decreased 6.38% for the six months ended April 30, 2022 while the Bloomberg US Corporate High Yield Index decreased 7.41%. The fund's short-term investments, including cash and cash equivalents, were 3.0% as of April 30, 2022.

The five largest contributors to the performance of First Eagle High Income Fund over the period were EnQuest plc 7.00%, 10/15/2023 (oil, gas & consumable fuels, United Kingdom); Intertape Polymer Group Inc. 4.375%, 4/15/2029 (containers & packaging, Canada); Pearl Merger Sub, Inc. 6.75%, 10/1/28 (paper & forest products, United States); G-III Apparel Group, Ltd. 7.875%, 8/15/2025 (textiles, apparel & luxury goods, United States); and Avation Capital SA 8.25%, 10/31/2026 (consumer finance, Singapore). Collectively, they accounted for 0.20% points of this period's performance.

The five largest detractors were Glatfelter Corporation 4.75%, 11/15/2029 (paper & forest products, United States); Valvoline, Inc. 3.625%, 6/15/2031 (chemicals, United States); Mexico Remittances Funding Fiduciary Estate Sarl 4.875%, 1/15/2028 (diversified financial services, Mexico); Lumen Technologies, Inc. 4.5%, 1/15/2029 (diversified telecommunication services, United States); and Triton Water Holdings, Inc. 6.25%, 4/1/2029 (beverages, United States). Their combined negative performance over the period subtracted 0.79% from fund performance.

First Eagle Fund of America

The NAV of the fund's Class A shares decreased 15.06% for the six months ended April 30, 2022, while the S&P 500 Index decreased 9.65%. The fund's short-term investments, including cash and cash equivalents, were 1.3% as of April 30, 2022.

The five largest contributors to the performance of First Eagle Fund of America over the period were UnitedHealth Group (health care providers & services, United States), C.H Robinson Worldwide, Inc. (air freight & logistics, United States), PepsiCo, Inc. (beverages, United States), Becton, Dickinson and Company (health care equipment & supplies, United States) and Visa Inc. Class A (IT services, United States). Collectively, they accounted for 1.34% of this period's performance.

The five largest detractors were Meta Platforms Inc. Class A (interactive media & services, United States), Oracle Corporation (software, United States), Alphabet Inc. Class A (interactive media & services, United States), Comcast Corporation Class A (media, United States) and Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (semiconductors & semiconductor equipment, Taiwan). Their combined negative performance over the period subtracted 8.59% from fund performance.

First Eagle Funds | Semiannual Report | April 30, 2022

Management's Discussion of Fund Performance (unaudited)

First Eagle Small Cap Opportunity Fund

The NAV of the fund's Class I shares decreased 7.78% for the six months ended April 30, 2022, while the Russell 2000 Value Index decreased 9.50%. The fund's short-term investments, including cash and cash equivalents, were 10.0% as of April 30, 2022.

The five largest contributors to the performance of First Eagle Small Cap Opportunity Fund over the period were PBF Energy, Inc. Class A (oil, gas & consumable fuels, United States), RPC Inc. (energy equipment & services, United States), Helmerich & Payne, Inc. (energy equipment & services, United States), U.S. Silica Holdings (energy equipment & services, United States) and Allegheny Technologies Incorporated (metals & mining, United States). Collectively, they accounted for 1.96% of this period's performance.

The five largest detractors were Sientra, Inc. (health care equipment & supplies, United States), Kirkland's Inc. (specialty retail, United States), DMC Global Inc. (energy equipment & services, United States), Community Health Systems, Inc. (health care providers & services, United States) and CarParts.com Inc (interactive media & services, United States). Their combined negative performance over the period subtracted 1.71% from fund performance.

First Eagle Global Real Assets Fund

The NAV of the fund's Class I shares increased 3.90% from its November 30, 2021, inception through April 30, 2022, while the MSCI World Index decreased 1.10%. The fund's short-term investments, including cash and cash equivalents, were 2.0% as of April 30, 2022.

The five largest contributors to the performance of First Eagle Global Real Assets Fund over the period were NOV Inc. (energy equipment & services, United States), Chevron Corporation (oil, gas & consumable fuels, United States), Exxon Mobil Corporation (oil, gas & consumable fuels, United States), Imperial Oil Limited (oil, gas & consumable fuels, Canada) and gold bullion. Collectively, they accounted for 4.03% of this period's performance.

The five largest detractors were Alrosa PJSC (metals & mining, Russia), Home Depot, Inc. (specialty retail, United States), Charter Communications, Inc. Class A (media, United States), Fuchs Petrolub SE Preferred (chemicals, Germany) and UGI Corporation (gas utilities, United States). Their combined negative performance over the period subtracted 2.69% from fund performance.

First Eagle Funds | Semiannual Report | April 30, 2022

Management's Discussion of Fund Performance (unaudited)

Matthew McLennan Co-Head of the Global Value Team Portfolio Manager Global, Overseas, U.S. Value and Gold Funds	T. Kimball Brooker, Jr. Co-Head of the Global Value Team Portfolio Manager Global, Overseas, U.S. Value and Global Income Builder Funds

Matt Lamphier Portfolio Manager U.S. Value Fund	Edward Meigs Portfolio Manager Global Income Builder and High Income Funds

Sean Slein Portfolio Manager Global Income Builder and High Income Funds	Thomas Kertsos Portfolio Manager Gold Fund

Manish Gupta Portfolio Manager Global Fund and Fund of America	Christian Heck Portfolio Manager Overseas Fund and Fund of America

First Eagle Funds | Semiannual Report | April 30, 2022

Management's Discussion of Fund Performance (unaudited)

Julien Albertini Portfolio Manager Global Fund, Global Income Builder Fund and Fund of America	Alan Barr Portfolio Manager Overseas Fund

Mark Wright Portfolio Manager U.S. Value Fund	Idanna Appio Portfolio Manager Global Income Builder Fund

Bill Hench Portfolio Manager Small Cap Opportunity Fund	Benjamin Bahr Portfolio Manager Global Real Assets Fund

John Masi Portfolio Manager Global Real Assets Fund	George Ross Portfolio Manager Global Real Assets Fund

First Eagle Funds | Semiannual Report | April 30, 2022

Management's Discussion of Fund Performance (unaudited)

David Wang Portfolio Manager Global Real Assets Fund

The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact a fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month- end is available at www.firsteagle.com or by calling 800.334.2143.

The commentary represents the opinion of Mehdi Mahmud and the Portfolio Management teams as of June 2022 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

First Eagle Funds | Semiannual Report | April 30, 2022

Performance Chart1 (unaudited)

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle Global Fund
Class A (SGENX) without sales charge	-1.30%	7.34%	6.39%	7.03%	12.50%	01/01/79[2]
with sales charge	-6.23%	5.53%	5.31%	6.48%	12.36%	01/01/79[2]
Class C (FESGX)	-2.97%	6.53%	5.60%	6.23%	9.06%	06/05/00
Class I (SGIIX)	-1.05%	7.62%	6.67%	7.31%	10.01%	07/31/98
Class R3 (EARGX)	-1.90%	7.02%	—	—	6.05%	05/01/18
Class R4 (EAGRX)	-1.28%	7.45%	—	—	4.91%	01/17/18
Class R5 (FRGLX)	-1.33%	—	—	—	6.22%	07/29/19
Class R6 (FEGRX)	-0.97%	7.70%	6.75%	—	6.62%	03/01/17
MSCI World Index[3]	-3.52%	10.41%	10.17%	10.05%	9.65%	01/01/79
First Eagle Overseas Fund
Class A (SGOVX) without sales charge	-4.22%	4.30%	3.48%	4.94%	9.41%	08/31/93
with sales charge	-9.01%	2.53%	2.43%	4.40%	9.22%	08/31/93
Class C (FESOX)	-5.84%	3.53%	2.72%	4.17%	7.90%	06/05/00
Class I (SGOIX)	-3.94%	4.60%	3.78%	5.23%	9.25%	07/31/98
Class R3 (EAROX)	-4.43%	4.07%	—	—	2.77%	05/01/18
Class R4 (FIORX)	-4.41%	4.43%	—	—	1.88%	01/17/18
Class R5 (FEROX)	-4.24%	4.23%	—	—	5.08%	03/11/19
Class R6 (FEORX)	-3.85%	4.68%	3.86%	—	4.20%	03/01/17
MSCI EAFE Index[4]	-8.15%	4.44%	4.77%	5.77%	4.90%	08/31/93

First Eagle Funds | Semiannual Report | April 30, 2022

Performance Chart1 (unaudited)

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle U.S. Value Fund
Class A (FEVAX) without sales charge	1.23%	8.56%	8.16%	8.12%	8.81%	09/04/01
with sales charge	-3.81%	6.73%	7.06%	7.57%	8.54%	09/04/01
Class C (FEVCX)	-0.45%	7.74%	7.34%	7.30%	7.99%	09/04/01
Class I (FEVIX)	1.54%	8.87%	8.46%	8.41%	9.09%	09/04/01
Class R3 (EARVX)	1.12%	8.39%	—	—	7.91%	05/01/18
Class R4 (FIVRX)	1.18%	—	—	—	8.05%	07/29/19
Class R5 (FERVX)	1.32%	—	—	—	8.22%	07/29/19
Class R6 (FEVRX)	1.54%	8.90%	8.49%	—	7.98%	03/01/17
S&P 500 Index[5]	0.21%	13.85%	13.66%	13.67%	8.57%	09/04/01
First Eagle Gold Fund
Class A (SGGDX) without sales charge	1.85%	19.79%	7.96%	-0.86%	5.87%	08/31/93
with sales charge	-3.23%	17.75%	6.86%	-1.36%	5.68%	08/31/93
Class C (FEGOX)	0.12%	18.89%	7.15%	-1.62%	5.51%	05/15/03
Class I (FEGIX)	2.14%	20.11%	8.26%	-0.58%	6.59%	05/15/03
Class R3 (EAURX)	1.68%	19.70%	—	—	11.67%	05/01/18
Class R4 (FIURX)	1.95%	—	—	—	12.59%	07/29/19
Class R5 (FERUX)	2.02%	—	—	—	12.58%	07/29/19
Class R6 (FEURX)	2.22%	20.19%	8.35%	—	7.70%	03/01/17
FTSE Gold Mines Index[6]	1.36%	18.45%	8.34%	-2.68%	0.59%	08/31/93
MSCI World Index[3]	-3.52%	10.41%	10.17%	10.05%	7.35%	08/31/93

First Eagle Funds | Semiannual Report | April 30, 2022

Performance Chart1 (unaudited)

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle Global Income Builder Fund
Class A (FEBAX) without sales charge	0.08%	5.51%	4.98%	—	5.76%	05/01/12
with sales charge	-4.91%	3.72%	3.91%	—	5.22%	05/01/12
Class C (FEBCX)	-1.61%	4.69%	4.18%	—	4.97%	05/01/12
Class I (FEBIX)	0.32%	5.75%	5.25%	—	6.03%	05/01/12
Class R3 (FBRRX)	-0.06%	5.28%	—	—	4.56%	05/01/18
Class R4 (FIBRX)	-0.03%	—	—	—	5.17%	07/29/19
Class R5 (EABRX)	0.06%	—	—	—	5.28%	07/29/19
Class R6 (FEBRX)	0.40%	5.79%	5.28%	—	5.52%	03/01/17
Composite Index[7]	-5.38%	6.69%	6.81%	—	6.92%	05/01/12
MSCI World Index[3]	-3.52%	10.41%	10.17%	—	10.02%	05/01/12
Bloomberg U.S. Aggregate Bond Index[8]	-8.51%	0.38%	1.20%	—	1.73%	05/01/12
First Eagle High Income Fund
Class A (FEHAX) without sales charge	-3.62%	2.13%	2.47%	3.61%	4.07%	01/03/12
with sales charge	-7.98%	0.58%	1.52%	3.13%	3.61%	01/03/12
Class C (FEHCX)	-5.30%	1.31%	1.67%	2.83%	3.28%	01/03/12
Class I (FEHIX)	-3.37%	2.37%	2.73%	3.91%	6.73%	11/19/07[9]
Class R3 (EARHX)	-3.85%	1.96%	—	—	2.21%	05/01/18
Class R4 (FIHRX)	-4.23%	—	—	—	1.14%	07/29/19
Class R5 (FERHX)	-3.62%	—	—	—	1.63%	07/29/19
Class R6 (FEHRX)	-3.31%	2.39%	2.73%	—	2.84%	03/01/17
Bloomberg U.S. Corporate High Yield Index[10]	-5.22%	2.84%	3.69%	5.26%	6.41%	11/19/07

First Eagle Funds | Semiannual Report | April 30, 2022

Performance Chart1 (unaudited)

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle Fund of America[11]
Class A (FEFAX) without sales charge	-8.76%	4.84%	3.18%	6.58%	7.29%	11/20/98
with sales charge	-13.32%	3.06%	2.12%	6.03%	7.06%	11/20/98
Class C (FEAMX)	-10.20%	4.07%	2.41%	5.78%	6.54%	03/02/98
Class I (FEAIX)	-8.54%	5.15%	3.48%	—	5.86%	03/08/13
Class R3 (EARFX)	-8.89%	4.70%	—	—	2.26%	05/01/18
Class R4 (EAFRX)	-8.63%	—	—	—	4.22%	07/29/19
Class R5 (FERFX)	-8.54%	—	—	—	4.33%	07/29/19
Class R6 (FEFRX)	-8.58%	5.13%	3.49%	—	3.84%	03/01/17
S&P 500 Index[5]	0.21%	13.85%	13.66%	13.67%	7.80%	04/10/87
First Eagle Small Cap Opportunity Fund
Class A (FESAX) without sales charge	—	—	—	—	-11.17%	07/01/21
with sales charge	—	—	—	—	-15.59%	07/01/21
Class I (FESCX)	-6.72%	—	—	—	-8.15%	04/27/21
Class R6 (FESRX)	—	—	—	—	-10.97%	07/01/21
Russell 2000 Value Index[12]	-6.59%	—	—	—	-7.10%	04/27/21
Russell 2000 Index[13]	-16.87%	—	—	—	-17.76%	04/27/21
First Eagle Global Real Assets Fund
Class A (FERAX) without sales charge	—	—	—	—	3.80%	11/30/21
with sales charge	—	—	—	—	-1.42%	11/30/21
Class I (FEREX)	—	—	—	—	3.90%	11/30/21
Class R6 (FERRX)	—	—	—	—	3.90%	11/30/21
MSCI World Index[3]	—	—	—	—	-9.32%	11/30/21
Consumer Price Index +400bps	—	—	—	—	3.70%	11/30/21

First Eagle Funds | Semiannual Report | April 30, 2022

Performance Chart1 (unaudited)

1  The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at www.firsteagle.com or by calling 800.334.2143. The average annual returns for Class A Shares "with sales charge" of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund give effect to the deduction of the maximum sales charge of 5.00%. The average annual returns for Class A Shares "with sales charge" of First Eagle High Income Fund gives effect to the deduction of the maximum sales charge of 4.50%.

The average annual returns for Class C Shares reflect the maximum contingent deferred sales charge (CDSC), which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to the shares sold or redeemed with the first year of purchase.

For First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund, a CDSC of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1 million or more without an initial sales charge.

With respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a CDSC of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund require $1 million minimum investment and are offered without a sales charge.

Class R3 Shares, Class R4 Shares, Class R5 Shares and Class R6 Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Fund of America are offered without a sales charge.

Class R6 Shares of First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund are offered without a sales charge.

2  The Fund commenced operations on April 28, 1970. Performance for periods prior to January 1, 2000, occurred while a prior portfolio manager of the fund was affiliated with another firm. Inception date shown is when this prior portfolio manager assumed portfolio management responsibilities.

3  The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index.

4  The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of companies from 21 developed market countries, excluding the United States and Canada. One cannot invest directly in an index.

5  The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

6  The FTSE Gold Mines Index is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, and includes dividends reinvested. One cannot invest directly in an index.

First Eagle Funds | Semiannual Report | April 30, 2022

Performance Chart1 (unaudited)

7  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

8  The Bloomberg U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. One cannot invest directly in an index.

9  First Eagle High Income Fund commenced operations in its present form on December 30, 2011, and is successor to another mutual fund pursuant to a reorganization on December 30, 2011. Information prior to December 30, 2011 is for this predecessor fund. Immediately after the reorganization, changes in net asset value of the Class I shares were partially impacted by differences in how the Fund and the predecessor fund price portfolio securities.

10  The Bloomberg U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

11  Effective on August 14, 2020, Fund of America is managed by a portfolio management team at First Eagle Investment Management, LLC. Prior to that date, the Fund was managed by a third-party subadviser.

12  The Russell 2000® Value Index is a widely followed, unmanaged index that measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is completely reconstituted annually. One cannot invest directly in an index.

13  The Russell 2000® Index is a widely followed, unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is completely reconstituted annually. One cannot invest directly in an index.

Expense ratios as stated in the most recent prospectus

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
First Eagle Global Fund	1.11%	1.87%	0.86%	1.51%	1.10%	1.11%	0.78%
First Eagle Overseas Fund	1.16	1.89	0.88	1.34	1.06	1.20	0.79
First Eagle U.S. Value Fund[14,15]	1.16	1.95	0.89	1.31	1.21	1.13	0.84
First Eagle Gold Fund	1.22	1.95	0.96	1.34	1.11	1.03	0.85
First Eagle Global Income Builder Fund	1.17	1.94	0.93	1.32	1.17	1.16	0.87
First Eagle High Income Fund	1.06	1.84	0.80	1.23	1.49	1.03	0.75
First Eagle Fund of America[14,16]	1.04	1.79	0.70	1.12	1.08	1.35	0.67
First Eagle Small Cap Opportunity Fund[14,17]	1.31	—	1.06	—	—	—	1.07
First Eagle Global Real Assets Fund[14,18]	6.91	—	6.66	—	—	—	6.66

14  For the First Eagle U.S. Value Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund, had fees not been waived and/or expenses reimbursed, returns would have been lower.

First Eagle Funds | Semiannual Report | April 30, 2022

Performance Chart1 (unaudited)

15  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 28, 2023. This waiver has the effect of reducing the management fee for the term of the waiver from 0.75% to 0.70% on First Eagle U.S. Value Fund.

16  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I, R3, R4, R5 and R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.90%, 1.65%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 28, 2023 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 0.90%, 1.65%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

17  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.25%, 1.00% and 1.00% of average net assets, respectively. Each of these undertakings lasts until February 28, 2023 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 1.25%, 1.00% and 1.00% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

18  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, I and R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.10%, 0.85% and 0.85% of average net assets, respectively. Each of these undertakings lasts until February 28, 2023 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 1.10%, 0.85% and 0.85% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

These expense ratios are presented as of March 1, 2022 and may differ from corresponding ratios shown elsewhere in this report because of differing time periods (and/or, if applicable, because these expense ratios do not include expense credits or waivers).

There are risks associated with investing in funds that invest in securities of foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. These risks may be more pronounced with respect to investments in emerging markets. Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors.

First Eagle Funds | Semiannual Report | April 30, 2022

Performance Chart1 (unaudited)

All securities may be subject to adverse market trends. The value and liquidity of a Fund's portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States or abroad. Markets can be volatile, and values of individual securities and other investments at times may decline significantly and rapidly. This may cause a Fund's portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate volatility. Rapid changes in value or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the value or time of its choosing and can result in losses.

The outbreak of COVID-19 has resulted in, among other things, closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19, and other epidemics and pandemics that may arise in the future, has affected and may continue to affect the economies of many nations, individual companies and the global markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time.

To the extent a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility. Currently, a substantial portion of the companies in which the First Eagle Gold Fund invests are domiciled in Canada, although the mining operations of such companies may take place in other countries. Currently, a substantial portion of the companies in which the First Eagle Global Fund and First Eagle Overseas Fund invest are domiciled in Japan, although the operations of such companies may take place in other countries.

Canada is a significant exporter of natural resources, such as oil, natural gas and agricultural products. As a result, the Canadian economy is susceptible to adverse changes in certain commodities markets. It is also heavily dependent on trading with key partners, including the United States, Mexico, and China. Any reduction in trading with these key partners may adversely affect the Canadian economy. Canada's dependency on the economy of the United States, in particular, makes Canada's economy vulnerable to political and regulatory changes affecting the United States economy. These and other factors could negatively affect a Fund's performance.

A Fund's investments may subject it to the risks associated with investing in the European markets, including the risks associated with the United Kingdom's ("UK") exit from the European Union ("Brexit"). Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. Further, political or economic disruptions in European countries, even in countries in which a Fund is not invested, may adversely affect security values and thus a Fund's holdings.

The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect a Fund. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which also could negatively affect a Fund.

The value of a Fund's portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

By investing in its Subsidiary, each of the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Global Real Assets Fund are indirectly exposed to

First Eagle Funds | Semiannual Report | April 30, 2022

Performance Chart1 (unaudited)

the risks associated with that Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or a Subsidiary to operate as expected and could adversely affect the Fund.

In addition to investments in larger companies, each Fund (and First Eagle Small Cap Opportunity Fund generally will) may invest in small and medium-size companies, which historically have been more volatile in price than larger company securities, especially over the short term. Positions in smaller companies, especially when a Fund is a large holder of a small company's securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Each Fund (except First Eagle Small Cap Opportunity Fund) considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. First Eagle Small Cap Opportunity Fund considers small companies to be companies with market capitalizations not greater than that of the largest company in the Russell 2000 Index at the time of investment. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Funds generally consider large companies to be companies with market capitalizations of $10 billion or greater.

Holding illiquid securities restricts or otherwise limits the ability for a Fund to freely dispose of its investments for specific periods of time. A Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds and leveraged loans, is generally less liquid than the market for higher-quality debt instruments.

Investment in gold and gold-related investments present certain risks, including political and economic risks affecting the price of gold and other precious metals including specific changes in U.S. and foreign regulatory policies, tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of investments in such securities may also be affected. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

If one or more investors in a Fund initiate significant redemptions, it may be necessary to dispose of assets to meet the redemption request. This can make ordinary portfolio management and rebalancing decisions more complicated to implement and can result in a Fund's current expenses being allocated over a smaller asset base, which generally results in an increase in a Fund's expense ratio. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets when a significant investor purchases, redeems or owns a substantial portion of a Fund's shares.

First Eagle High Income and First Eagle Global Income Builder Funds will invest in high yield instruments (commonly known as "high yield" or "junk" bonds) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

First Eagle High Income and First Eagle Global Income Builder Funds invest in bank loans. These investments potentially expose a Fund to the credit risk of the underlying borrower, and in certain cases,

First Eagle Funds | Semiannual Report | April 30, 2022

Performance Chart1 (unaudited)

of the financial institution. A Fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and a Fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, a Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

First Eagle Global Real Assets Fund will invest in companies operating in various industries related to real assets. To the extent there is a downturn in one or more of these industries, there would be a larger impact on the Fund than if the Fund's portfolio were more broadly diversified. Factors that may affect these industries include, but are not limited to, government regulation or deregulation, energy conservation and supply/demand, raw material prices, commodities regulation, cost of transport, cost of labor, interest rates, and broad economic developments such as growth or contraction in different markets, currency valuation changes and central bank movements.

Funds that invest in bonds are subject to credit and interest rate risk. The value of a Fund's portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by a Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. A debt instrument's "duration" is a way of measuring a debt instrument's sensitivity to a potential change in interest rates. Longer duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Generally, debt instruments with long maturities and low coupons have the longest durations. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. In addition, there is risk of significant future rate moves and related economic and markets impact.

Income generation and dividends are not guaranteed. If dividend paying stocks in the Fund's portfolio stop paying or reduce dividends a Fund's ability to generate income will be adversely affected.

An investment strategy that employs a "value" approach may pose a risk to a Fund that such investment strategy may not be successfully achieved. In any Fund, an investment made at a perceived "margin of safety" or "discount to intrinsic or fundamental value" can trade at prices substantially lower than when an investment is made, so that any perceived "margin of safety" or "discount to value" is no guarantee against loss. "Value" investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more "growth" oriented. In such an event, a Fund's investment returns would be expected to lag relative to returns associated with more growth-oriented strategies.

All investments involve the risk of loss.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund

Fund Overview

Data as of April 30, 2022 (unaudited)

Investment Objective

The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. This truly global fund is managed with a highly disciplined, bottom-up, value-oriented style.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Global Fund	Class A	without sales load	-1.30	6.39	7.03
		with sales load	-6.23	5.31	6.48
MSCI World Index			-3.52	10.17	10.05
Consumer Price Index			8.26	3.41	2.31

Asset Allocation* (%)

Sectors* (%)
Financials	13.7
Consumer Staples	11.8
Commodities	11.4
Industrials	10.3
Information Technology	9.5
Energy	6.8
Health Care	6.3
Materials	5.9
Consumer Discretionary	5.1
Communication Services	4.9
Real Estate	4.1
Foreign Government Securities	1.3
Utilities	0.4
Short-Term Investments	8.5

Countries*~ (%)

United States	54.8
Japan	7.3
United Kingdom	5.3
Canada	3.8
France	3.7
Switzerland	2.6
Hong Kong	2.1
Brazil	1.9
South Korea	1.8
Belgium	1.3
China	1.2
Mexico	1.2
Sweden	1.0
Taiwan	0.9
Germany	0.7
Thailand	0.4
Australia	0.4
Ireland	0.3
Norway	0.2
Colombia	0.2
Malaysia	0.2
Indonesia	0.1
Peru	0.1
Short-Term Investments	8.5

^  Less than 0.05%.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (4.2% of total investments) that settles in 90 days or less, long-term commercial paper (4.3% of total investments) that settles in 91 days or greater and other short-term investments (0.0% of total investments), such as U.S treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	11.4
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	3.1
Oracle Corp. (Software, United States)	2.9
Comcast Corp. (Media, United States)	1.8
British American Tobacco plc (Tobacco, United Kingdom)	1.7
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.7
Meta Platforms, Inc. (Interactive Media & Services, United States)	1.6
Philip Morris International, Inc. (Tobacco, United States)	1.6
Schlumberger NV (Energy Equipment & Services, United States)	1.6
Anthem, Inc. (Health Care Providers & Services, United States)	1.5
Total	28.9

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**  The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 78.5%
Australia — 0.4%
Newcrest Mining Ltd.	9,296,442	174,581,183
Belgium — 1.3%
Groupe Bruxelles Lambert SA	6,469,396	610,455,355
Brazil — 1.9%
Ambev SA, ADR	133,221,957	387,675,895
Itausa SA (Preference)	102,984,133	191,847,382
Wheaton Precious Metals Corp.	7,523,631	337,510,087
		917,033,364
Canada — 3.8%
Agnico Eagle Mines Ltd.	2,298,700	133,808,264
Barrick Gold Corp.	11,518,361	256,974,634
Franco-Nevada Corp.	769,497	116,372,457
Imperial Oil Ltd.	10,896,401	548,615,745
Nutrien Ltd.	4,138,319	406,589,842
Power Corp. of Canada	11,884,483	349,693,268
		1,812,054,210
China — 1.2%
Alibaba Group Holding Ltd.*	25,252,192	308,018,394
Prosus NV*	5,387,539	259,833,808
		567,852,202
France — 3.7%
Danone SA	10,211,219	617,485,036
Legrand SA	1,954,335	173,181,796
LVMH Moet Hennessy Louis Vuitton SE	185,038	119,744,625
Sanofi	4,031,951	426,156,791
Sodexo SA	3,827,240	287,906,279
Wendel SE	1,067,994	106,408,707
		1,730,883,234
Germany — 0.7%
Brenntag SE	1,126,149	86,897,550
Henkel AG & Co. KGaA (Preference)	4,137,100	265,648,631
		352,546,181

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Hong Kong — 2.1%
CK Asset Holdings Ltd.	37,986,500	257,515,848
Guoco Group Ltd.	12,748,580	133,420,260
Hongkong Land Holdings Ltd.	31,759,300	148,156,001
Hysan Development Co. Ltd.	23,322,348	68,804,939
Jardine Matheson Holdings Ltd.	6,979,771	370,835,233
		978,732,281
Ireland — 0.3%
CRH plc	3,284,015	129,800,250
Japan — 7.3%
Chofu Seisakusho Co. Ltd. (a)	3,224,200	47,469,994
FANUC Corp.	2,442,000	374,182,900
Hirose Electric Co. Ltd.	1,555,415	197,341,627
Hoshizaki Corp.	2,252,900	142,703,986
Hoya Corp.	513,870	50,997,558
Keyence Corp.	466,500	187,534,979
Komatsu Ltd.	6,756,000	152,053,802
Mitsubishi Electric Corp.	24,592,300	257,586,915
Mitsubishi Estate Co. Ltd.	24,622,380	358,663,879
MS&AD Insurance Group Holdings, Inc.	11,209,120	333,664,851
Olympus Corp.	2,001,224	35,223,799
Secom Co. Ltd.	6,337,130	445,845,541
Shimano, Inc.	1,517,390	268,857,924
SMC Corp.	442,156	214,100,957
Sompo Holdings, Inc.	7,663,700	311,989,193
T Hasegawa Co. Ltd. (a)	3,002,800	58,477,284
USS Co. Ltd.	1,298,600	21,619,159
		3,458,314,348
Mexico — 0.8%
Fomento Economico Mexicano SAB de CV, ADR	3,414,770	255,219,910
Fresnillo plc	5,590,827	54,097,963
Industrias Penoles SAB de CV	6,401,020	70,486,031
		379,803,904

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Norway — 0.2%
Orkla ASA	14,016,004	113,734,898
South Korea — 1.6%
Hyundai Mobis Co. Ltd.	999,985	162,684,680
KT&G Corp.	5,242,098	344,242,537
Lotte Confectionery Co. Ltd.	161,797	15,965,583
Lotte Corp.	913,277	24,638,596
Namyang Dairy Products Co. Ltd.	7,644	2,470,911
NAVER Corp.	304,531	67,837,034
Samsung Electronics Co. Ltd. (Preference)	3,025,981	141,868,996
		759,708,337
Sweden — 0.9%
Investor AB, Class A	4,970,940	103,825,630
Investor AB, Class B	11,255,824	216,594,742
Svenska Handelsbanken AB, Class A	12,783,537	128,938,835
		449,359,207
Switzerland — 2.5%
Cie Financiere Richemont SA (Registered)	5,271,939	612,550,452
Nestle SA (Registered)	3,276,025	422,915,462
Schindler Holding AG	877,406	168,572,178
		1,204,038,092
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,606,256	428,059,370
Thailand — 0.4%
Bangkok Bank PCL, NVDR	47,278,400	178,324,352
United Kingdom — 5.3%
BAE Systems plc	30,239,911	279,315,697
Berkeley Group Holdings plc* (a)	5,667,123	287,416,641
British American Tobacco plc	19,154,797	802,822,392
Lloyds Banking Group plc	437,703,164	248,599,515
Reckitt Benckiser Group plc	4,483,021	349,611,090
Unilever plc	11,446,490	531,278,193
		2,499,043,528

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
United States — 43.2%
Alleghany Corp.*	309,855	259,193,708
Alphabet, Inc., Class A*	134,718	307,452,072
Alphabet, Inc., Class C*	161,179	370,603,710
American Express Co.	2,387,850	417,181,274
Analog Devices, Inc.	2,347,969	362,479,454
Anthem, Inc.	1,418,918	712,197,512
Bank of New York Mellon Corp. (The)	10,867,969	457,106,776
Becton Dickinson and Co.	1,130,197	279,373,396
Berkshire Hathaway, Inc., Class A*	728	352,599,520
Boston Properties, Inc., REIT	1,627,005	191,335,788
Brown & Brown, Inc.	4,415,934	273,699,589
CH Robinson Worldwide, Inc. (a)	7,426,526	788,325,735
Charles Schwab Corp. (The)	2,951,646	195,782,679
Colgate-Palmolive Co.	7,521,578	579,537,585
Comcast Corp., Class A	20,976,453	834,023,771
Cummins, Inc.	1,379,077	260,907,578
Deere & Co.	725,504	273,914,035
DENTSPLY SIRONA, Inc.	6,187,890	247,453,721
Douglas Emmett, Inc., REIT	5,349,427	157,594,119
Embecta Corp.*	226,039	6,878,367
Equity Residential, REIT	3,778,751	307,968,207
Expeditors International of Washington, Inc.	1,672,498	165,694,377
Exxon Mobil Corp.	17,012,219	1,450,291,670
Fidelity National Information Services, Inc.	1,235,403	122,490,208
Flowserve Corp. (a)	7,892,216	258,154,385
GlaxoSmithKline plc	14,146,132	318,890,270
HCA Healthcare, Inc.	2,361,860	506,737,063
IPG Photonics Corp.*	2,380,173	224,878,745
J G Boswell Co.	2,485	2,485,000
Kraft Heinz Co. (The)	4,471,740	190,630,276
Meta Platforms, Inc., Class A*	3,855,034	772,818,666
Microsoft Corp.	1,716,838	476,456,882
Mills Music Trust (a)	31,592	1,579,600
Newmont Corp.	8,146,008	593,436,683

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares		Value ($)
United States — 43.2% (continued)
NOV, Inc. (a)		24,797,848	449,584,984
Oracle Corp.		18,452,220	1,354,392,948
Philip Morris International, Inc.		7,595,711	759,571,100
PPG Industries, Inc.		784,198	100,369,502
Royal Gold, Inc.		1,295,545	169,042,712
Salesforce, Inc.*		1,339,249	235,627,469
Schlumberger NV		19,339,054	754,416,497
Scotts Miracle-Gro Co. (The)		1,268,148	131,798,622
Teradata Corp.* (a)		8,472,072	350,320,177
Texas Instruments, Inc.		2,221,032	378,130,698
Travelers Cos., Inc. (The)		2,167,437	370,761,773
UGI Corp.		6,123,570	210,038,451
Union Pacific Corp.		1,281,211	300,174,925
Universal Health Services, Inc., Class B		2,977,657	364,852,312
US Bancorp		6,565,740	318,832,334
W R Berkley Corp.		3,606,812	239,816,930
Wells Fargo & Co.		6,275,140	273,784,358
Weyerhaeuser Co., REIT		10,715,864	441,707,914
Willis Towers Watson plc		2,526,356	542,812,850
			20,466,188,977
Total Common Stocks (Cost $25,976,034,342)			37,210,513,273
	Ounces
Commodities — 11.4%
Gold bullion* (Cost $3,015,662,623)		2,848,707	5,402,173,511
	Principal Amount ($)
Foreign Government Securities — 1.3%
Colombia — 0.2%
Titulos de Tesoreria 5.75%, 11/3/2027	COP	504,289,700,000	104,863,718
Indonesia — 0.2%
Republic of Indonesia 8.38%, 3/15/2024‡	IDR	853,795,000,000	61,753,807

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)		Value ($)
Malaysia — 0.2%
Malaysia Government Bond 3.42%, 8/15/2022	MYR	443,682,000	102,387,010
Mexico — 0.4%
Mex Bonos Desarr Fix Rt 8.00%, 12/7/2023	MXN	911,940,000	44,048,313
10.00%, 12/5/2024	MXN	816,590,000	40,864,114
Series M, 5.75%, 3/5/2026	MXN	1,813,230,000	79,311,541
			164,223,968
Peru — 0.1%
Republic of Peru 8.20%, 8/12/2026‡ (b)	PEN	221,343,000	60,231,684
South Korea — 0.2%
Republic of Korea 1.25%, 3/10/2026	KRW	131,948,880,000	97,905,638
Total Foreign Government Securities (Cost $663,038,766)			591,365,825
Corporate Bonds — 0.0% (c)
United States — 0.0% (c)
Bausch & Lomb, Inc. 7.13%, 8/1/2028‡ (Cost $5,079,082)		5,467,000	5,603,675
	Number of Warrants
Warrants — 0.0% (c)
Switzerland — 0.0% (c)
Cie Financiere Richemont SA, expiring 11/22/2023* (Cost $—)		11,129,290	7,894,331
	Principal Amount ($)
Short-Term Investments — 8.5%
Commercial Paper — 8.4%
Amazon.com, Inc. 0.25%, 5/2/2022 (d)		50,000,000	49,998,558
0.25%, 5/5/2022 (d)		41,600,000	41,597,345
0.40%, 6/14/2022 (d)		30,000,000	29,977,153
American Honda Finance Corp. 0.58%, 5/6/2022 (d)		35,000,000	34,995,440

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 8.4% (continued)
Aon Corp. 0.50%, 5/2/2022 (b)(d)	5,638,000	5,637,750
Apple, Inc. 0.38%, 5/12/2022 (b)(d)	50,000,000	49,991,514
0.40%, 5/20/2022 (b)(d)	50,000,000	49,983,959
0.41%, 5/24/2022 (b)(d)	68,350,000	68,322,613
0.45%, 6/1/2022 (b)(d)	50,000,000	49,971,171
0.50%, 6/10/2022 (b)(d)	50,000,000	49,959,984
0.50%, 6/13/2022 (b)(d)	50,000,000	49,955,937
0.63%, 6/16/2022 (b)(d)	50,000,000	49,951,466
Arrow Electronics, Inc. 0.90%, 5/2/2022 (d)	15,287,000	15,285,893
BASF SE 1.19%, 6/29/2022 (b)(d)	50,000,000	49,910,194
BNG Bank NV 0.87%, 7/19/2022 (b)(d)	63,862,000	63,707,103
0.87%, 7/21/2022 (b)(d)	40,093,000	39,991,874
BP Capital Markets plc 0.70%, 6/1/2022 (d)	22,450,000	22,430,944
1.03%, 7/22/2022 (d)	50,000,000	49,854,166
1.03%, 7/26/2022 (d)	50,000,000	49,843,189
Engie SA 0.55%, 5/2/2022 (d)	36,454,000	36,452,463
0.56%, 5/5/2022 (b)(d)	50,000,000	49,995,325
0.83%, 6/24/2022 (b)(d)	52,900,000	52,816,230
0.83%, 7/1/2022 (d)	50,000,000	49,907,337
0.95%, 7/8/2022 (b)(d)	31,773,000	31,706,277
0.95%, 7/13/2022 (b)(d)	28,771,000	28,705,366
1.18%, 8/1/2022 (d)	75,000,000	74,769,112
Entergy Corp. 0.50%, 5/2/2022 (b)(d)	10,919,000	10,918,540
Erste Abwicklungsanstalt 0.35%, 5/13/2022 (b)(d)	75,000,000	74,983,404
0.45%, 5/17/2022 (b)(d)	49,500,000	49,484,531
0.47%, 5/18/2022 (b)(d)	24,996,000	24,987,597
0.47%, 5/19/2022 (b)(d)	24,996,000	24,987,001
0.47%, 5/20/2022 (b)(d)	24,996,000	24,986,377

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 8.4% (continued)
EssilorLuxottica SA 0.75%, 6/13/2022 (b)(d)	37,255,000	37,222,635
European Investment Bank 0.15%, 5/2/2022 (d)	36,002,000	36,001,028
0.15%, 5/3/2022 (d)	40,084,000	40,082,504
0.14%, 5/5/2022 (d)	24,000,000	23,998,564
General Motors Financial Co., Inc. 0.75%, 5/2/2022 (d)	24,816,000	24,814,401
Hydro-Quebec 0.14%, 5/4/2022 (d)	72,000,000	71,996,460
Kreditanstalt fuer Wiederaufbau 0.17%, 5/6/2022 (b)(d)	50,000,000	49,995,625
0.17%, 5/9/2022 (b)(d)	75,000,000	74,990,625
0.18%, 5/10/2022 (b)(d)	76,185,000	76,174,525
0.29%, 5/12/2022 (b)(d)	50,000,000	49,991,875
0.32%, 5/16/2022 (b)(d)	75,000,000	74,983,460
0.73%, 6/22/2022 (d)	48,000,000	47,940,960
0.98%, 7/25/2022 (b)(d)	84,750,000	84,508,935
L'Oreal SA 0.40%, 5/11/2022 (b)(d)	66,200,000	66,188,238
0.55%, 5/18/2022 (b)(d)	50,000,000	49,982,927
LVMH Moet Hennessy Louis Vuitton SE 0.27%, 5/3/2022 (b)(d)	50,000,000	49,998,050
0.49%, 5/23/2022 (b)(d)	39,658,000	39,640,894
0.70%, 6/17/2022 (d)	50,000,000	49,948,074
0.80%, 6/23/2022 (d)	55,000,000	54,932,358
0.80%, 7/7/2022 (b)(d)	100,000,000	99,818,683
LVMH Moet Hennessy Louis Vuitton, Inc. 1.00%, 7/22/2022 (b)(d)	24,000,000	23,937,056
1.00%, 7/27/2022 (b)(d)	50,098,000	49,951,481
McCormick & Co., Inc. 0.45%, 5/2/2022 (d)	19,853,000	19,852,234
MetLife Short Term Funding LLC 0.24%, 5/6/2022 (b)(d)	41,270,000	41,266,870
0.70%, 5/31/2022 (b)(d)	44,121,000	44,093,469
Mitsubishi Corp. Americas 0.40%, 5/4/2022 (b)(d)	50,000,000	49,997,132

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 8.4% (continued)
Mitsubishi UFJ Trust & Banking Corp. 1.00%, 7/21/2022 (d)	16,273,000	16,228,916
Nestle Finance International Ltd. 0.87%, 7/19/2022 (b)(d)	21,045,000	21,000,016
Nordea Bank Abp 0.39%, 5/20/2022 (d)	34,739,000	34,728,767
0.40%, 5/24/2022 (d)	31,355,000	31,343,481
Nutrien Ltd. 0.70%, 5/23/2022 (d)	19,500,000	19,487,936
Parker-Hannifin Corp. 1.30%, 6/28/2022 (d)	30,000,000	29,926,500
Philip Morris International, Inc. 0.36%, 5/9/2022 (d)	45,800,000	45,794,415
0.42%, 5/19/2022 (d)	50,000,000	49,984,389
0.53%, 5/27/2022 (d)	50,000,000	49,976,005
0.54%, 6/3/2022 (d)	50,000,000	49,969,618
0.57%, 6/6/2022 (d)	50,000,000	49,967,172
0.64%, 6/7/2022 (d)	50,000,000	49,966,363
0.64%, 6/8/2022 (d)	61,769,000	61,726,448
0.62%, 6/9/2022 (d)	81,414,000	81,356,606
0.74%, 6/27/2022 (d)	37,501,000	37,452,570
0.74%, 6/30/2022 (d)	37,501,000	37,448,363
PSP Capital, Inc. 0.21%, 5/11/2022 (b)(d)	9,850,000	9,848,273
0.43%, 5/25/2022 (d)	39,658,000	39,637,979
0.43%, 5/26/2022 (b)(d)	39,658,000	39,636,971
0.60%, 6/2/2022 (b)(d)	50,000,000	49,964,395
0.73%, 6/15/2022 (b)(d)	74,513,000	74,432,062
0.72%, 6/21/2022 (d)	50,000,000	49,936,106
0.72%, 6/22/2022 (d)	50,000,000	49,934,450
0.91%, 7/6/2022 (b)(d)	50,000,000	49,906,972
0.91%, 7/11/2022 (b)(d)	40,240,000	40,155,873
0.91%, 7/12/2022 (d)	40,240,000	40,153,893
1.26%, 8/8/2022 (d)	43,900,000	43,740,749
Siemens Capital Co. LLC 0.75%, 7/20/2022 (b)(d)	45,786,000	45,691,722

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 8.4% (continued)
Unilever Capital Corp. 0.64%, 6/14/2022 (b)(d)	50,000,000	49,953,936
Unilever Finance Netherlands BV 0.86%, 7/5/2022 (b)(d)	23,529,000	23,490,684
0.93%, 7/15/2022 (b)(d)	49,000,000	48,900,120
Total Commercial Paper (Cost $4,010,790,586)		4,010,116,626
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills 0.43%, 6/7/2022 (d)	15,000,000	14,993,762
0.50%, 7/14/2022 (d)	15,000,000	14,976,123
Total U.S. Treasury Obligations (Cost $29,977,954)		29,969,885
	Shares
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.32% (e) (Cost $426,749)	426,749	426,749
Total Short-Term Investments (Cost $4,041,195,289)		4,040,513,260
Total Investments — 99.7% (Cost $33,701,010,102)		47,258,063,875
Other Assets Less Liabilities — 0.3%		164,551,424
Net Assets — 100.0%		47,422,615,299

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2022 amounted to $2,376,909,401, which represents approximately 5.01% of net assets of the Fund.

(c)  Represents less than 0.05% of net assets.

(d)  The rate shown was the current yield as of April 30, 2022.

(e)  Represents 7-day effective yield as of April 30, 2022.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,244,217,778
Aggregate gross unrealized depreciation	(1,661,782,695)
Net unrealized appreciation	$13,582,435,083
Federal income tax cost	$33,701,010,102

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	155,252,002	EUR	135,277,000	UBS AG	5/18/2022	$12,451,594
USD	83,947,166	GBP	61,845,000	UBS AG	5/18/2022	6,181,456
USD	105,870,774	EUR	95,828,000	Goldman Sachs	6/15/2022	4,567,501
USD	81,260,905	GBP	61,873,000	Goldman Sachs	6/15/2022	3,454,330
USD	113,516,905	EUR	104,392,000	JPMorgan Chase Bank	7/20/2022	2,932,309
Total unrealized appreciation						29,587,190
EUR	135,277,000	USD	146,226,185	UBS AG	5/18/2022	(3,425,777)
EUR	31,125,000	USD	33,683,475	Goldman Sachs	6/15/2022	(780,103)
Total unrealized depreciation						(4,205,880)
Net unrealized appreciation						$25,381,310

Abbreviations

ADR  — American Depositary Receipt

COP  — Colombian Peso

EUR  — Euro

Fix Rt  — Fixed Rate

GBP  — British Pound

IDR  — Indonesian Rupiah

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysia Ringgit

NVDR  — Non-Voting Depositary Receipt

PEN  — Peruvian Sol

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

USD  — United States Dollar

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Affiliated Securities

Security Description	Shares at April 30, 2022	Market Value October 31, 2021	Purchases at Cost	Proceeds from Sales
Common Stocks — 4.7%
Japan — 0.2%
Chofu Seisakusho Co. Ltd.	3,224,200	$58,257,118	$—	$—
T Hasegawa Co. Ltd.	3,002,800	73,329,979	—	—
		131,587,097	—	—
United Kingdom — 0.6%
Berkeley Group Holdings plc*	5,667,123	283,752,032	48,784,506	—
United States — 3.9%
CH Robinson Worldwide, Inc.	7,426,526	720,298,757	—	—
Flowserve Corp.	7,892,216	265,336,302	—	—
Mills Music Trust	31,592	1,927,112	—	—
NOV, Inc.	24,797,848	347,665,829	—	—
Teradata Corp.*	8,472,072	546,281,084	—	(60,362,615)
		1,881,509,084	—	(60,362,615)
Total Common Stocks		2,296,848,213	48,784,506	(60,362,615)
Total		$2,296,848,213	$48,784,506	$(60,362,615)

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Affiliated Securities (continued)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2022	Dividend Income
Common Stocks — 4.7%
Japan — 0.2%
Chofu Seisakusho Co. Ltd.	$—	$(10,787,124)	$47,469,994	$454,330
T Hasegawa Co. Ltd.	—	(14,852,695)	58,477,284	760,995
	—	(25,639,819)	105,947,278	1,215,325
United Kingdom — 0.6%
Berkeley Group Holdings plc*	—	(45,119,897)	287,416,641	—
United States — 3.9%
CH Robinson Worldwide, Inc.	—	68,026,978	788,325,735	8,169,179
Flowserve Corp.	—	(7,181,917)	258,154,385	3,156,886
Mills Music Trust	—	(347,512)	1,579,600	43,412
NOV, Inc.	—	101,919,155	449,584,984	2,479,785
Teradata Corp.*	10,240,752	(145,839,044)	350,320,177	—
	10,240,752	16,577,660	1,847,964,881	13,849,262
Total Common Stock	10,240,752	(54,182,056)	2,241,328,800	15,064,587
Total	$10,240,752	$(54,182,056)	$2,241,328,800	$15,064,587

*  Non-income producing security.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

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First Eagle Overseas Fund

Fund Overview

Data as of April 30, 2022 (unaudited)

Investment Objective

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process focuses on undervalued securities.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Overseas Fund	Class A	without sales load	-4.22	3.48	4.94
		with sales load	-9.01	2.43	4.40
MSCI EAFE Index			-8.15	4.77	5.77
Consumer Price Index			8.26	3.41	2.31

Asset Allocation* (%)

Sectors* (%)
Consumer Staples	18.6
Financials	14.9
Industrials	12.1
Commodities	11.4
Materials	8.4
Consumer Discretionary	8.0
Health Care	5.2
Energy	5.1
Real Estate	4.9
Information Technology	3.8
Foreign Government Securities	2.5
Communication Services	0.8
Short-Term Investments	4.3

Countries*~ (%)

United States	16.7
Japan	15.9
United Kingdom	9.7
Canada	7.8
France	6.6
Hong Kong	4.7
Switzerland	4.2
South Korea	4.1
Brazil	3.1
Singapore	2.7
Sweden	2.6
Netherlands	2.5
Belgium	2.5
Mexico	2.0
China	1.8
Taiwan	1.8
Germany	1.7
Chile	1.0
Norway	0.9
Thailand	0.8
Ireland	0.5
Faroe Islands	0.4
Australia	0.4
Colombia	0.4
Malaysia	0.3
Turkey	0.2
Peru	0.2
Indonesia	0.2
Short-Term Investments	4.3
^  Less than 0.05%.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (1.2% of total investments) that settles in 90 days or less, long-term commercial paper (2.9% of total investments) that settles in 91 days or greater and other short-term investments (0.2% of total investments), such as U.S treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be
U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Overseas Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of companies from 21 developed market countries, excluding the United States and Canada. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption in urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	11.4
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.3
British American Tobacco plc (Tobacco, United Kingdom)	2.8
Danone SA (Food Products, France)	2.4
Groupe Bruxelles Lambert SA (Diversified Financial Services, Belgium)	2.3
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	2.1
Unilever plc (Personal Products, United Kingdom)	2.0
Willis Towers Watson plc (Insurance, United States)	1.9
Mitsubishi Estate Co. Ltd. (Real Estate Management & Development, Japan)	1.8
Nutrien Ltd. (Chemicals, Canada)	1.8
Total	31.8

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 81.4%
Australia — 0.4%
Newcrest Mining Ltd.	2,725,136	51,176,296
Belgium — 2.4%
Groupe Bruxelles Lambert SA	3,140,042	296,295,891
Legris Industries SE*‡ (a)(b)(c)	905,366	16,017,293
		312,313,184
Brazil — 3.1%
Ambev SA, ADR	71,905,595	209,245,281
Itausa SA (Preference)	47,442,852	88,380,479
Wheaton Precious Metals Corp.	2,256,314	101,218,246
		398,844,006
Canada — 7.8%
Agnico Eagle Mines Ltd.	717,589	41,771,148
Barrick Gold Corp.	3,513,293	78,381,567
Franco-Nevada Corp.	224,985	34,024,898
Imperial Oil Ltd.	8,488,821	427,398,079
Nutrien Ltd.	2,312,816	227,234,172
Power Corp. of Canada	6,484,234	190,794,415
		999,604,279
Chile — 1.0%
Cia Cervecerias Unidas SA, ADR (b)	9,392,572	125,296,911
China — 1.8%
Alibaba Group Holding Ltd.*	10,335,128	126,064,681
Prosus NV*	2,225,922	107,353,244
		233,417,925
Faroe Islands — 0.4%
Bakkafrost P/F*	801,656	55,040,133
France — 6.6%
Danone SA	5,117,957	309,489,186
Laurent-Perrier (b)	558,938	53,068,648
Legrand SA	812,472	71,996,541
LVMH Moet Hennessy Louis Vuitton SE	30,062	19,454,182
Sanofi	1,917,334	202,652,489

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
France — 6.6% (continued)
Sodexo SA	1,804,517	135,745,805
Wendel SE	493,657	49,185,111
		841,591,962
Germany — 1.7%
Brenntag SE	628,298	48,481,646
FUCHS PETROLUB SE (Preference)	1,930,453	60,888,898
Henkel AG & Co. KGaA (Preference)	1,698,517	109,064,010
		218,434,554
Hong Kong — 4.7%
CK Asset Holdings Ltd.	19,475,000	132,023,775
Great Eagle Holdings Ltd.	22,777,700	53,146,958
Guoco Group Ltd.	7,806,340	81,697,249
Hongkong Land Holdings Ltd.	15,883,500	74,095,961
Hysan Development Co. Ltd.	17,500,405	51,629,206
Jardine Matheson Holdings Ltd.	3,892,300	206,797,899
		599,391,048
Ireland — 0.5%
CRH plc	1,586,739	62,715,645
Japan — 15.8%
As One Corp.	1,404,380	74,562,748
Chofu Seisakusho Co. Ltd. (b)	1,829,100	26,929,895
Daiichikosho Co. Ltd. (b)	2,866,280	78,178,201
FANUC Corp.	1,241,140	190,177,463
Hirose Electric Co. Ltd.	919,830	116,702,455
Hoshizaki Corp.	1,090,600	69,081,170
Hoya Corp.	212,044	21,043,700
Kansai Paint Co. Ltd.	3,559,930	49,027,098
Keyence Corp.	188,800	75,898,401
Komatsu Ltd.	3,814,300	85,846,479
Mitsubishi Electric Corp.	11,266,300	118,006,509
Mitsubishi Estate Co. Ltd.	15,918,150	231,873,012
MS&AD Insurance Group Holdings, Inc.	4,764,500	141,826,136
Nagaileben Co. Ltd.	1,687,224	25,122,104

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Japan — 15.8% (continued)
Nihon Kohden Corp.	202,000	4,849,237
Olympus Corp.	840,372	14,791,495
Pilot Corp.	477,500	19,400,317
Secom Co. Ltd.	3,108,600	218,703,964
Shimano, Inc.	694,470	123,049,290
SK Kaken Co. Ltd.	87,561	23,749,930
SMC Corp.	208,990	101,197,222
Sompo Holdings, Inc.	4,122,000	167,806,602
T Hasegawa Co. Ltd.	1,906,436	37,126,415
USS Co. Ltd.	560,300	9,327,903
Yokogawa Electric Corp.	13,600	216,818
		2,024,494,564
Mexico — 1.5%
Fomento Economico Mexicano SAB de CV, ADR	1,956,404	146,221,635
Fresnillo plc	1,426,722	13,805,248
Grupo Mexico SAB de CV, Series B	566,938	2,653,758
Industrias Penoles SAB de CV	2,246,692	24,739,870
		187,420,511
Netherlands — 2.4%
HAL Trust	618,494	89,208,034
Shell plc	8,311,366	224,410,632
		313,618,666
Norway — 0.9%
Orkla ASA	13,903,113	112,818,828
Singapore — 2.2%
ComfortDelGro Corp. Ltd.	20,481,815	21,635,846
Haw Par Corp. Ltd. (b)	19,447,213	163,679,869
United Overseas Bank Ltd.	828,500	17,735,082
UOL Group Ltd.*	14,128,300	74,237,664
		277,288,461
South Korea — 3.7%
Fursys, Inc. (b)	872,463	25,271,240
Hyundai Mobis Co. Ltd.	505,396	82,221,420

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
South Korea — 3.7% (continued)
KT&G Corp.	2,525,785	165,865,391
Lotte Confectionery Co. Ltd.	104,605	10,322,069
Lotte Corp.	772,717	20,846,536
Namyang Dairy Products Co. Ltd.	4,387	1,418,091
Namyang Dairy Products Co. Ltd. (Preference) (b)	15,711	2,614,330
NAVER Corp.	126,327	28,140,481
NongShim Co. Ltd.	203,663	48,670,805
Samsung Electronics Co. Ltd. (Preference)	1,863,921	87,387,397
		472,757,760
Sweden — 2.6%
Industrivarden AB, Class A	123,708	3,169,713
Industrivarden AB, Class C	1,572,517	39,595,155
Investor AB, Class A	2,230,372	46,584,706
Investor AB, Class B	8,384,352	161,339,281
Svenska Handelsbanken AB, Class A	8,041,032	81,104,416
		331,793,271
Switzerland — 4.2%
Cie Financiere Richemont SA (Registered)	2,357,483	273,917,676
Nestle SA (Registered)	1,513,605	195,397,458
Schindler Holding AG	344,570	66,200,727
		535,515,861
Taiwan — 1.8%
Taiwan Secom Co. Ltd.	8,545,694	31,587,603
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,158,747	200,612,359
		232,199,962
Thailand — 0.8%
Bangkok Bank PCL, NVDR	21,880,059	82,527,060
Thai Beverage PCL	52,214,985	25,721,594
		108,248,654
Turkey — 0.2%
AG Anadolu Grubu Holding A/S	9,784,125	27,016,593
United Kingdom — 9.7%
BAE Systems plc	13,135,620	121,329,221
Berkeley Group Holdings plc*	2,106,917	106,855,455

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares		Value ($)
United Kingdom — 9.7% (continued)
British American Tobacco plc		8,552,722	358,464,605
Great Portland Estates plc, REIT		1,645,551	13,977,177
Hiscox Ltd.		6,016,076	71,436,554
Lloyds Banking Group plc		217,111,612	123,311,518
Reckitt Benckiser Group plc		2,333,629	181,989,462
Unilever plc		5,643,169	261,922,443
			1,239,286,435
United States — 5.2%
GlaxoSmithKline plc		7,145,873	161,086,393
Newmont Corp.		2,780,792	202,580,697
Royal Gold, Inc.		407,717	53,198,914
Willis Towers Watson plc		1,144,034	245,807,145
			662,673,149
Total Common Stocks (Cost $8,056,024,947)			10,422,958,658
	Ounces
Commodities — 11.4%
Gold bullion* (Cost $721,634,121)		771,398	1,462,847,909
	Principal Amount ($)
Foreign Government Securities — 2.5%
Colombia — 0.4%
Titulos de Tesoreria 5.75%, 11/3/2027	COP	231,789,600,000	48,199,119
Indonesia — 0.2%
Republic of Indonesia 8.38%, 3/15/2024‡	IDR	267,431,000,000	19,342,913
Malaysia — 0.3%
Malaysia Government Bond 3.42%, 8/15/2022	MYR	181,499,000	41,883,917

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)		Value ($)
Mexico — 0.5%
Mex Bonos Desarr Fix Rt 8.00%, 12/7/2023	MXN	377,210,000	18,219,909
10.00%, 12/5/2024	MXN	388,030,000	19,417,948
Series M, 5.75%, 3/5/2026	MXN	665,860,000	29,125,033
			66,762,890
Peru — 0.2%
Republic of Peru 8.20%, 8/12/2026‡ (d)	PEN	90,458,000	24,615,360
Singapore — 0.6%
Republic of Singapore 3.13%, 9/1/2022	SGD	97,397,000	70,819,565
South Korea — 0.3%
Republic of Korea 1.25%, 3/10/2026	KRW	59,926,230,000	44,465,067
Total Foreign Government Securities (Cost $348,832,609)			316,088,831
	Number of Warrants
Warrants — 0.0% (e)
Switzerland — 0.0% (e)
Cie Financiere Richemont SA, expiring 11/22/2023* (Cost $—)		4,875,589	3,458,398
	Principal Amount ($)
Short-Term Investments — 4.3%
Commercial Paper — 4.1%
Aon Corp. 0.50%, 5/2/2022 (d)(f)		8,503,000	8,502,622
Arrow Electronics, Inc. 0.90%, 5/2/2022 (f)		23,055,000	23,053,330
BNG Bank NV 0.87%, 7/19/2022 (d)(f)		10,870,000	10,843,635
0.87%, 7/21/2022 (d)(f)		9,907,000	9,882,012
Engie SA 0.55%, 5/2/2022 (f)		13,546,000	13,545,429
0.95%, 7/8/2022 (d)(f)		18,227,000	18,188,723
0.95%, 7/13/2022 (d)(f)		6,584,000	6,568,980

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 4.1% (continued)
Entergy Corp. 0.50%, 5/2/2022 (d)(f)	16,468,000	16,467,305
Erste Abwicklungsanstalt 0.47%, 5/18/2022 (d)(f)	16,664,000	16,658,398
0.47%, 5/19/2022 (d)(f)	16,664,000	16,658,001
0.47%, 5/20/2022 (d)(f)	16,664,000	16,657,584
European Investment Bank 0.15%, 5/2/2022 (f)	13,998,000	13,997,622
0.15%, 5/3/2022 (f)	8,716,000	8,715,675
0.14%, 5/5/2022 (f)	25,000,000	24,998,504
General Motors Financial Co., Inc. 0.75%, 5/2/2022 (f)	37,427,000	37,424,589
Kreditanstalt fuer Wiederaufbau 0.18%, 5/10/2022 (d)(f)	35,565,000	35,560,110
0.98%, 7/25/2022 (d)(f)	15,000,000	14,957,333
LVMH Moet Hennessy Louis Vuitton SE 0.49%, 5/23/2022 (d)(f)	10,058,000	10,053,662
1.00%, 7/27/2022 (d)(f)	19,402,000	19,345,256
McCormick & Co., Inc. 0.45%, 5/2/2022 (f)	29,942,000	29,940,845
Mitsubishi UFJ Trust & Banking Corp. 1.00%, 7/21/2022 (f)	18,227,000	18,177,622
Nestle Finance International Ltd. 0.87%, 7/19/2022 (d)(f)	3,623,000	3,615,256
Nordea Bank Abp 0.39%, 5/20/2022 (f)	8,811,000	8,808,405
0.40%, 5/24/2022 (f)	13,245,000	13,240,134
Nutrien Ltd. 0.70%, 5/23/2022 (f)	30,000,000	29,981,440
Philip Morris International, Inc. 0.74%, 6/27/2022 (f)	12,499,000	12,482,859
0.74%, 6/30/2022 (f)	12,499,000	12,481,456
PSP Capital, Inc. 0.21%, 5/11/2022 (d)(f)	18,401,000	18,397,774
0.43%, 5/25/2022 (f)	10,058,000	10,052,922
0.43%, 5/26/2022 (d)(f)	10,058,000	10,052,667

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 4.1% (continued)
0.91%, 7/11/2022 (d)(f)	9,208,000	9,188,749
0.91%, 7/12/2022 (f)	9,208,000	9,188,297
Siemens Capital Co. LLC 0.75%, 7/20/2022 (d)(f)	19,914,000	19,872,995
Total Commercial Paper (Cost $527,655,333)		527,560,191
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills 0.43%, 6/7/2022 (f)	10,000,000	9,995,842
0.50%, 7/14/2022 (f)	10,000,000	9,984,082
Total U.S. Treasury Obligations (Cost $19,985,303)		19,979,924
	Shares
Investment Companies — 0.0% (e)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.32% (g) (Cost $44,068)	44,068	44,068
Total Short-Term Investments (Cost $547,684,704)		547,584,183
Total Investments — 99.6% (Cost $9,674,176,381)		12,752,937,979
Other Assets Less Liabilities — 0.4%		57,736,505
Net Assets — 100.0%		12,810,674,484

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Security fair valued as of April 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2022 amounted to $16,017,293, which represents approximately 0.13% of net assets of the Fund.

(b)  Affiliated company as defined under the Investment Company Act of 1940.

(c)  Represents a security that is subject to legal or contractual restrictions on resale.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SE	04/30/04	$23,433,066	$17.69

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

(d)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2022 amounted to $286,086,422, which represents approximately 2.23% of net assets of the Fund.

(e)  Represents less than 0.05% of net assets.

(f)  The rate shown was the current yield as of April 30, 2022.

(g)  Represents 7-day effective yield as of April 30, 2022.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,788,932,514
Aggregate gross unrealized depreciation	(696,202,898)
Net unrealized appreciation	$3,092,729,616
Federal income tax cost	$9,674,176,381

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	99,465,397	EUR	86,668,000	UBS AG	5/18/2022	$7,977,370
USD	36,791,785	GBP	27,105,000	UBS AG	5/18/2022	2,709,166
USD	66,022,848	EUR	59,760,000	Goldman Sachs	6/15/2022	2,848,373
USD	34,533,225	GBP	26,294,000	Goldman Sachs	6/15/2022	1,467,977
USD	56,037,500	EUR	51,533,000	JPMorgan Chase Bank	7/20/2022	1,447,531
Total unrealized appreciation						16,450,417
EUR	86,668,000	USD	93,682,821	UBS AG	5/18/2022	(2,194,795)
EUR	11,475,000	USD	12,418,245	Goldman Sachs	6/15/2022	(287,604)
Total unrealized depreciation						(2,482,399)
Net unrealized appreciation						$13,968,018

Abbreviations

ADR  — American Depositary Receipt

COP  — Colombian Peso

EUR  — Euro

Fix Rt  — Fixed Rate

GBP  — British Pound

IDR  — Indonesian Rupiah

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysia Ringgit

NVDR  — Non-Voting Depositary Receipt

PEN  — Peruvian Sol

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

SGD  — Singapore Dollar

USD  — United States Dollar

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Affiliated Securities

Security Description	Shares at April 30, 2022	Market Value October 31, 2021	Purchases at Cost	Proceeds from Sales
Common Stocks — 3.8%
Belgium — 0.1%
Legris Industries SE*‡ (a)(b)	905,366	$20,293,634	$—	$—
Chile — 1.0%
Cia Cervecerias Unidas SA, ADR	9,392,572	158,828,392	—	—
France — 0.4%
Laurent-Perrier	558,938	62,287,158	—	—
Japan — 0.8%
Chofu Seisakusho Co. Ltd.	1,829,100	33,049,468	—	—
Daiichikosho Co. Ltd.	2,866,280	104,073,016	—	—
		137,122,484	—	—
Singapore — 1.3%
Haw Par Corp. Ltd.	19,447,213	181,739,911	—	—
South Korea — 0.2%
Fursys, Inc.	872,463	29,143,019	—	—
Namyang Dairy Products Co. Ltd. (Preference)	15,711	3,049,776	—	—
		32,192,795	—	—
Total Common Stocks		592,464,374	—	—
Total		$592,464,374	$—	$—

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Affiliated Securities (continued)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2022	Dividend Income
Common Stocks — 3.8%
Belgium — 0.1%
Legris Industries SE*‡ (a)(b)	$—	$(4,276,341)	$16,017,293	$—
Chile — 1.0%
Cia Cervecerias Unidas SA, ADR	—	(33,531,481)	125,296,911	9,854,271
France — 0.4%
Laurent-Perrier	—	(9,218,510)	53,068,648	—
Japan — 0.8%
Chofu Seisakusho Co. Ltd.	—	(6,119,573)	26,929,895	257,743
Daiichikosho Co. Ltd.	—	(25,894,815)	78,178,201	1,206,979
	—	(32,014,388)	105,108,096	1,464,722
Singapore — 1.3%
Haw Par Corp. Ltd.	—	(18,060,042)	163,679,869	—
South Korea — 0.2%
Fursys, Inc.	—	(3,871,779)	25,271,240	674,804
Namyang Dairy Products Co. Ltd. (Preference)	—	(435,446)	2,614,330	11,610
	—	(4,307,225)	27,885,570	686,414
Total Common Stocks	—	(101,407,987)	491,056,387	12,005,407
Total	$—	$(101,407,987)	$491,056,387	$12,005,407

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Security fair valued as of April 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2022 amounted to $16,017,293, which represents approximately 0.13% of net assets of the Fund.

(b)  Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

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First Eagle U.S. Value Fund

Fund Overview

Data as of April 30, 2022 (unaudited)

Investment Objective

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. Management utilizes a highly disciplined, bottom-up, value-oriented approach in seeking to achieve its investment objective.

Average Annual Returns^ (%)			One-Year	Five-Years	Ten-Years
First Eagle U.S. Value Fund	Class A	without sales charge	1.23	8.16	8.12
		with sales charge	-3.81	7.06	7.57
S&P 500 Index			0.21	13.66	13.67
Consumer Price Index			8.26	3.41	2.31

Asset Allocation* (%)

Sectors* (%)
Financials	14.8
Information Technology	12.7
Commodities	11.5
Energy	9.7
Industrials	9.0
Communication Services	8.6
Health Care	8.5
Consumer Staples	6.6
Materials	5.7
Real Estate	3.6
Utilities	0.7
Short-Term Investments	8.6

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (4.1% of total investments) that settles in 90 days or less, long-term commercial paper (3.3% of total investments) that settles in 91 days or greater and other short-term investments (1.2% of total investments), such as U.S treasury bills or money market funds.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle U.S. Value Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	11.5
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	4.3
Oracle Corp. (Software, United States)	3.7
Philip Morris International, Inc. (Tobacco, United States)	3.4
Comcast Corp. (Media, United States)	3.0
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	2.9
Meta Platforms, Inc. (Interactive Media & Services, United States)	2.8
Anthem, Inc. (Health Care Providers & Services, United States)	2.7
Colgate-Palmolive Co. (Household Products, United States)	2.5
Microsoft Corp. (Software, United States)	2.2
Total	39.0

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**  The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 77.1%
Aerospace & Defense — 0.8%
Aerojet Rocketdyne Holdings, Inc.*	240,464	9,613,751
Air Freight & Logistics — 3.6%
CH Robinson Worldwide, Inc.	330,334	35,064,954
Expeditors International of Washington, Inc.	89,172	8,834,270
		43,899,224
Banks — 2.2%
US Bancorp	345,798	16,791,951
Wells Fargo & Co.	235,971	10,295,415
		27,087,366
Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	602,359	25,335,219
Charles Schwab Corp. (The)	153,075	10,153,465
		35,488,684
Chemicals — 2.1%
Nutrien Ltd. (Canada)	158,929	15,614,774
PPG Industries, Inc.	36,734	4,701,585
Scotts Miracle-Gro Co. (The)	48,948	5,087,166
		25,403,525
Consumer Finance — 1.6%
American Express Co.	111,474	19,475,622
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class A*	38	18,404,920
Electronic Equipment, Instruments & Components — 1.0%
IPG Photonics Corp.*	121,015	11,433,497
Energy Equipment & Services — 3.0%
NOV, Inc.	998,989	18,111,671
Schlumberger NV	451,018	17,594,212
		35,705,883
Equity Real Estate Investment Trusts (REITs) — 3.6%
Boston Properties, Inc.	64,068	7,534,397
Douglas Emmett, Inc.	207,880	6,124,145
Equity Residential	161,312	13,146,928
Weyerhaeuser Co.	417,520	17,210,174
		44,015,644

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Food Products — 0.7%
Kraft Heinz Co. (The)	206,681	8,810,811
Gas Utilities — 0.7%
UGI Corp.	242,612	8,321,592
Health Care Equipment & Supplies — 2.0%
Becton Dickinson and Co.	44,564	11,015,775
DENTSPLY SIRONA, Inc.	320,319	12,809,557
Embecta Corp.*	8,912	271,192
		24,096,524
Health Care Providers & Services — 6.4%
Anthem, Inc.	66,423	33,339,696
HCA Healthcare, Inc.	120,563	25,866,792
Universal Health Services, Inc., Class B	154,116	18,883,833
		78,090,321
Household Products — 2.5%
Colgate-Palmolive Co.	391,362	30,154,442
Insurance — 6.2%
Alleghany Corp.*	19,289	16,135,249
Brown & Brown, Inc.	225,437	13,972,585
Travelers Cos., Inc. (The)	113,399	19,398,033
W R Berkley Corp.	187,020	12,434,960
Willis Towers Watson plc	60,742	13,051,026
		74,991,853
Interactive Media & Services — 5.6%
Alphabet, Inc., Class A*	7,298	16,655,423
Alphabet, Inc., Class C*	7,229	16,621,856
Meta Platforms, Inc., Class A*	170,629	34,205,996
		67,483,275
IT Services — 0.4%
Fidelity National Information Services, Inc.	48,769	4,835,446
Machinery — 3.3%
Cummins, Inc.	70,664	13,368,922
Deere & Co.	37,430	14,131,696
Flowserve Corp.	378,708	12,387,539
		39,888,157

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Media — 3.0%
Comcast Corp., Class A	920,308	36,591,446
Metals & Mining — 3.6%
Agnico Eagle Mines Ltd. (Canada)	82,024	4,774,651
Barrick Gold Corp. (Canada)	311,133	6,941,377
Franco-Nevada Corp. (Canada)	21,527	3,255,568
Newcrest Mining Ltd. (Australia)	236,346	4,438,425
Newmont Corp.	261,386	19,041,970
Royal Gold, Inc.	38,764	5,057,927
		43,509,918
Oil, Gas & Consumable Fuels — 4.3%
Exxon Mobil Corp.	613,644	52,313,151
Road & Rail — 1.3%
Union Pacific Corp.	66,064	15,478,135
Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	122,205	18,866,008
Texas Instruments, Inc.	115,515	19,666,429
		38,532,437
Software — 8.2%
Microsoft Corp.	95,262	26,437,110
Oracle Corp.	616,514	45,252,128
Salesforce, Inc.*	58,794	10,344,216
Teradata Corp.*	414,116	17,123,697
		99,157,151
Tobacco — 3.4%
Philip Morris International, Inc.	414,932	41,493,200
Total Common Stocks (Cost $530,905,613)		934,275,975
	Ounces
Commodities — 11.5%
Gold bullion (Cost $79,442,806)*	73,531	139,441,063

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Master Limited Partnerships — 2.4%
Oil, Gas & Consumable Fuels — 2.4%
Enterprise Products Partners LP	551,589	14,291,671
Magellan Midstream Partners LP	301,714	14,618,043
Total Master Limited Partnerships (Cost $24,380,081)		28,909,714
	Principal Amount ($)
Convertible Preferred Stocks — 0.3%
Banks — 0.3%
Bank of America Corp. Series L, 7.25%, (a) (Cost $4,478,590)	3,250	3,954,665
Corporate Bonds — 0.0% (b)
Health Care Equipment & Supplies — 0.0% (b)
Bausch & Lomb, Inc. 7.13%, 8/1/2028‡ (Cost $555,345)	600,000	615,000
Short-Term Investments — 8.6%
Commercial Paper — 7.4%
Amazon.com, Inc. 0.35%, 5/16/2022 (c)	10,000,000	9,997,436
Aon Corp. 0.50%, 5/2/2022 (c)(d)	3,630,000	3,629,839
Arrow Electronics, Inc. 0.90%, 5/2/2022 (c)	9,842,000	9,841,287
Entergy Corp. 0.50%, 5/2/2022 (c)(d)	7,030,000	7,029,703
General Motors Financial Co., Inc. 0.75%, 5/2/2022 (c)	15,976,000	15,974,971
McCormick & Co., Inc. 0.45%, 5/2/2022 (c)	12,781,000	12,780,507
MetLife Short Term Funding LLC 0.85%, 7/20/2022 (c)(d)	15,000,000	14,965,731

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 7.4% (continued)
Philip Morris International, Inc. 0.25%, 5/11/2022 (c)	5,000,000	4,999,215
0.25%, 5/12/2022 (c)	5,000,000	4,999,121
0.25%, 5/13/2022 (c)	5,000,000	4,999,020
Total Commercial Paper (Cost $89,227,176)		89,216,830
	Shares
Investment Companies — 0.0% (b)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.32%, (e) (Cost $19,533)	19,533	19,533
	Principal Amount ($)
U.S. Treasury Obligations — 1.2%
U.S. Treasury Bills 0.43%, 6/7/2022 (c) (Cost $14,993,370)	15,000,000	14,993,762
Total Short-Term Investments (Cost $104,240,079)		104,230,125
Total Investments — 99.9% (Cost $744,002,514)		1,211,426,542
Other Assets Less Liabilities — 0.1%		1,032,190
Net Assets — 100.0%		1,212,458,732

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Perpetual security. The rate reflected was the rate in effect on April 30, 2022. The maturity date reflects the next call date.

(b)  Represents less than 0.05% of net assets.

(c)  The rate shown was the current yield as of April 30, 2022.

(d)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2022 amounted to $25,625,273, which represents approximately 2.11% of net assets of the Fund.

(e)  Represents 7-day effective yield as of April 30, 2022.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$487,927,059
Aggregate gross unrealized depreciation	(20,503,031)
Net unrealized appreciation	$467,424,028
Federal income tax cost	$744,002,514

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Gold Fund

Fund Overview

Data as of April 30, 2022 (unaudited)

Investment Objective

The First Eagle Gold Fund is a non-diversified fund that seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. In seeking to achieve its objective, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in gold, and/or securities directly related to gold or issuers principally engaged in the gold industry.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Gold Fund	Class A	without sales load	1.85	7.96	-0.86
		with sales load	-3.23	6.86	-1.36
FTSE Gold Mines Index			1.36	8.34	-2.68
MSCI World Index			-3.52	10.17	10.05
Consumer Price Index			8.26	3.41	2.31

Asset Allocation* (%)

Sectors* (%)
Materials	66.9
Commodities	25.3
Short-Term Investments	7.8

Countries*~ (%)

United States	40.5
Canada	36.6
Brazil	7.9
Australia	4.6
Mexico	2.6
Short-Term Investments	7.8

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (6.5% of total investments) that settles in 90 days or less, long-term commercial paper (1.3% of total investments) that settles in 91 days or greater and other short-term investments (0.0% of total investments), such as U.S treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Gold Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with dividends reinvested. The FTSE Gold Mines Index is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The index is unmanaged and includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	21.8
Newmont Corp. (Metals & Mining, United States)	9.9
Wheaton Precious Metals Corp. (Metals & Mining, Brazil)	7.6
Barrick Gold Corp. (Metals & Mining, Canada)	6.7
Royal Gold, Inc. (Metals & Mining, United States)	4.8
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	4.7
Newcrest Mining Ltd. (Metals & Mining, Australia)	4.5
B2Gold Corp. (Metals & Mining, Canada)	4.5
Franco-Nevada Corp. (Metals & Mining, Canada)	4.0
Novagold Resources, Inc. (Metals & Mining, Canada)	3.7
Total	72.2

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**  The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 64.6%
Australia — 4.5%
Newcrest Mining Ltd.	5,458,152	102,500,573
Brazil — 7.6%
Wheaton Precious Metals Corp.	3,899,281	174,921,746
Canada — 35.3%
Agnico Eagle Mines Ltd.	1,847,814	107,562,006
Alamos Gold, Inc., Class A	10,942,781	85,010,668
B2Gold Corp.	24,094,999	102,220,639
Barrick Gold Corp.	6,871,570	153,304,727
Dundee Precious Metals, Inc. (a)	13,440,008	77,837,278
Franco-Nevada Corp.	611,144	92,424,440
Kinross Gold Corp.	4,330,528	21,999,082
MAG Silver Corp.*	3,950,702	58,246,445
Novagold Resources, Inc.*	13,690,103	85,152,441
Orla Mining Ltd.*	5,733,294	24,322,930
		808,080,656
Mexico — 2.5%
Fresnillo plc	4,277,558	41,390,509
Industrias Penoles SAB de CV	1,403,600	15,456,004
		56,846,513
United States — 14.7%
Newmont Corp.	3,129,008	227,948,233
Royal Gold, Inc.	839,754	109,571,102
		337,519,335
Total Common Stocks (Cost $892,941,555)		1,479,868,823
	Ounces
Commodities — 24.6%
Gold bullion*	263,497	499,685,038
Silver bullion*	2,776,530	63,204,377
Total Commodities (Cost $389,444,615)		562,889,415

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Number of Rights	Value ($)
Rights — 0.2%
Canada — 0.2%
Pan American Silver Corp., CVR, expiring 2/22/2029* (Cost $45,973,715)	6,835,667	5,707,782
	Principal Amount ($)
Short-Term Investments — 7.6%
Commercial Paper — 7.6%
Aon Corp. 0.50%, 5/2/2022 (b)(c)	7,472,000	7,471,668
Arrow Electronics, Inc. 0.90%, 5/2/2022 (c)	20,258,000	20,256,533
Entergy Corp. 0.50%, 5/2/2022 (b)(c)	14,470,000	14,469,390
Erste Abwicklungsanstalt 0.47%, 5/18/2022 (b)(c)	7,507,000	7,504,476
0.47%, 5/19/2022 (b)(c)	7,507,000	7,504,297
0.47%, 5/20/2022 (b)(c)	7,507,000	7,504,110
EssilorLuxottica SA 0.75%, 6/13/2022 (b)(c)	10,245,000	10,236,100
General Motors Financial Co., Inc. 0.75%, 5/2/2022 (c)	32,887,000	32,884,881
McCormick & Co., Inc. 0.45%, 5/2/2022 (c)	26,309,000	26,307,985
MetLife Short Term Funding LLC 0.70%, 5/31/2022 (b)(c)	5,879,000	5,875,331
Philip Morris International, Inc. 0.64%, 6/8/2022 (c)	8,231,000	8,225,330
0.64%, 6/9/2022 (c)	4,186,000	4,183,049
PSP Capital, Inc. 0.73%, 6/15/2022 (b)(c)	15,487,000	15,470,178
Unilever Finance Netherlands BV 0.86%, 7/5/2022 (b)(c)	6,471,000	6,460,462
Total Commercial Paper (Cost $174,363,632)		174,353,790

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Investment Companies — 0.0% (d)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.32% (e) (Cost $20,301)	20,301	20,301
Total Short-Term Investments (Cost $174,383,933)		174,374,091
Total Investments — 97.0% (Cost $1,502,743,818)		2,222,840,111
Other Assets Less Liabilities — 3.0%		68,601,860
Net Assets — 100.0%		2,291,441,971

*  Non-income producing security.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2022 amounted to $82,496,012, which represents approximately 3.60% of net assets of the Fund.

(c)  The rate shown was the current yield as of April 30, 2022.

(d)  Represents less than 0.05% of net assets.

(e)  Represents 7-day effective yield as of April 30, 2022.

Abbreviation

CVR  — Contingent Value Rights

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$764,450,240
Aggregate gross unrealized depreciation	(44,353,947)
Net unrealized appreciation	$720,096,293
Federal income tax cost	$1,502,743,818

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Affiliated Securities

Security Description	Shares at April 30, 2022	Market Value October 31, 2021	Purchases at Cost	Proceeds from Sales
Common Stock — 3.4%
Canada — 3.4%
Dundee Precious Metals, Inc.	13,440,008	$88,398,243	$—	$—
Total Common Stock		88,398,243	—	—
Total		$88,398,243	$—	$—
Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2022	Dividend Income
Common Stock — 3.4%
Canada — 3.4%
Dundee Precious Metals, Inc.	$—	$(10,560,965)	$77,837,278	$801,186
Total Common Stock	—	(10,560,965)	77,837,278	801,186
Total	$—	$(10,560,965)	$77,837,278	$801,186

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund

Fund Overview

Data as of April 30, 2022 (unaudited)

Investment Objective

The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. Fundamental research drives the identification of income-producing investment opportunities across all market environments.

Average Annual Returns (%)			One-Year	Five-Years	Since Inception (5/1/2012)
First Eagle Global Income Builder Fund	Class A	without sales load	0.08	4.98	5.76
		with sales load	-4.91	3.91	5.22
Composite Index			-5.38	6.81	6.92
MSCI World Index			-3.52	10.17	10.02
Bloomberg U.S. Aggregate Bond Index			-8.51	1.20	1.73

Asset Allocation* (%)

Sectors* (%)
Consumer Staples	23.5
Financials	15.2
Energy	9.6
Industrials	9.2
Commodities	7.8
U.S. Treasury Obligations	6.4
Health Care	5.9
Real Estate	5.7
Materials	4.1
Consumer Discretionary	3.7
Information Technology	2.9
Foreign Government Securities	1.4
Mutual Funds	1.0
Communication Services	1.0
Utilities	0.7
Investment Funds	0.0	†
Short-Term Investments	1.9

Countries*~ (%)

United States	50.7
United Kingdom	9.1
Hong Kong	4.8
Canada	4.0
France	4.0
Switzerland	3.9
Japan	3.0
Mexico	2.9
Belgium	2.0
South Korea	2.0
Brazil	1.9
Sweden	1.9
Germany	1.7
Chile	1.4
Norway	1.1
Thailand	0.8
Singapore	0.6
Turkey	0.5
Poland	0.4
Netherlands	0.4
Colombia	0.4
Australia	0.3
Taiwan	0.2
Indonesia	0.1
Short-Term Investments	1.9

†  Less than 0.05%.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (1.9% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (0.0% of total investments), such as U.S treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The MSCI World Index provides total returns in U.S. dollars with net dividends reinvested. The Bloomberg U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. One cannot invest directly in an index.

Top 10 Holdings* (%)

Gold bullion (Precious Metal)	7.8
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	3.5
British American Tobacco plc (Tobacco, United Kingdom)	2.8
Unilever plc (Personal Products, United Kingdom)	2.7
Nestle SA (Registered) (Food Products, Switzerland)	2.4
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	2.0
Groupe Bruxelles Lambert SA (Diversified Financial Services, Belgium)	2.0
Philip Morris International, Inc. (Tobacco, United States)	2.0
Danone SA (Food Products, France)	1.9
Power Corp. of Canada (Insurance, Canada)	1.8
Total	28.9

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 63.1%
Belgium — 2.0%
Groupe Bruxelles Lambert SA	288,053	27,180,821
Brazil — 1.7%
Ambev SA, ADR	4,069,165	11,841,270
Itausa SA (Preference)	2,760,475	5,142,442
Wheaton Precious Metals Corp. (a)	144,319	6,474,150
		23,457,862
Canada — 3.4%
Agnico Eagle Mines Ltd.	51,582	3,002,609
Franco-Nevada Corp.	42,649	6,449,888
Imperial Oil Ltd.	254,278	12,802,476
Nutrien Ltd.	28,543	2,804,350
Power Corp. of Canada	721,132	21,218,845
		46,278,168
Chile — 1.4%
Cia Cervecerias Unidas SA, ADR	1,046,078	13,954,681
Quinenco SA	1,752,388	4,811,484
		18,766,165
France — 3.9%
Danone SA	409,081	24,737,634
Sanofi	151,208	15,981,919
Sodexo SA	147,121	11,067,260
Wendel SE	15,480	1,542,337
		53,329,150
Germany — 1.2%
Brenntag SE	21,951	1,693,815
FUCHS PETROLUB SE (Preference)	210,103	6,626,911
Henkel AG & Co. KGaA (Preference)	139,966	8,987,401
		17,308,127
Hong Kong — 4.7%
CK Asset Holdings Ltd.	2,196,000	14,886,994
Great Eagle Holdings Ltd.	1,662,774	3,879,733
Guoco Group Ltd.	167,700	1,755,064
Hongkong Land Holdings Ltd.	2,123,300	9,905,119

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Hong Kong — 4.7% (continued)
Hysan Development Co. Ltd.	1,193,083	3,519,800
Jardine Matheson Holdings Ltd.	526,400	27,967,632
Mandarin Oriental International Ltd.*	1,047,200	2,146,760
		64,061,102
Japan — 2.9%
FANUC Corp.	25,500	3,907,315
Komatsu Ltd.	144,200	3,245,435
Mitsubishi Electric Corp.	413,000	4,325,882
MS&AD Insurance Group Holdings, Inc.	211,800	6,304,707
Secom Co. Ltd.	213,100	14,992,542
Sompo Holdings, Inc.	123,400	5,023,613
USS Co. Ltd.	123,600	2,057,699
		39,857,193
Mexico — 1.6%
Coca-Cola Femsa SAB de CV, ADR	190,923	10,424,396
Fomento Economico Mexicano SAB de CV, ADR	109,992	8,220,802
Fresnillo plc	280,408	2,713,284
Grupo Mexico SAB de CV, Series B	37,296	174,577
		21,533,059
Netherlands — 0.4%
HAL Trust	38,889	5,609,127
Norway — 1.0%
Orkla ASA	1,765,226	14,324,183
Singapore — 0.4%
ComfortDelGro Corp. Ltd.	1,015,700	1,072,929
UOL Group Ltd.*	1,001,900	5,264,520
		6,337,449
South Korea — 1.8%
KT&G Corp.	308,841	20,281,233
Samsung Electronics Co. Ltd. (Preference)	91,052	4,268,849
		24,550,082
Sweden — 1.8%
Industrivarden AB, Class A	10,611	271,881
Industrivarden AB, Class C	278,424	7,010,570

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Sweden — 1.8% (continued)
Investor AB, Class A	472,688	9,872,807
Svenska Handelsbanken AB, Class A	781,746	7,884,940
		25,040,198
Switzerland — 3.8%
Cie Financiere Richemont SA (Registered)	120,907	14,048,273
Nestle SA (Registered)	256,690	33,137,161
Schindler Holding AG	24,397	4,687,289
		51,872,723
Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	35,510	3,299,944
Thailand — 0.8%
Bangkok Bank PCL, NVDR	1,644,800	6,203,846
Thai Beverage PCL	9,335,100	4,598,558
		10,802,404
Turkey — 0.5%
Coca-Cola Icecek A/S	829,152	6,878,285
United Kingdom — 7.9%
BAE Systems plc	807,624	7,459,746
Berkeley Group Holdings plc*	169,138	8,578,087
British American Tobacco plc	901,943	37,802,543
Hiscox Ltd.	50,256	596,754
Linde plc (a)	4,400	1,372,624
Lloyds Banking Group plc	9,591,729	5,447,754
Reckitt Benckiser Group plc	120,054	9,362,484
Unilever plc	812,010	37,688,689
		108,308,681
United States — 21.7%
American Express Co.	81	14,152
Analog Devices, Inc.	16,314	2,518,555
Anthem, Inc. (a)	15,305	7,682,039
Bank of New York Mellon Corp. (The)	325,042	13,671,267
Becton Dickinson and Co.	32,527	8,040,349
Boston Properties, Inc., REIT	61,203	7,197,473

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
United States — 21.7% (continued)
CH Robinson Worldwide, Inc. (a)	107,646	11,426,623
Colgate-Palmolive Co.	260,791	20,093,947
Comcast Corp., Class A	283,848	11,285,797
Douglas Emmett, Inc., REIT	284,842	8,391,445
Embecta Corp.*	6,505	197,947
Equity Residential, REIT (a)	136,143	11,095,655
Exxon Mobil Corp. (a)	560,428	47,776,487
Fidelity National Information Services, Inc. (a)	34,481	3,418,791
General Dynamics Corp. (a)	7,297	1,725,959
GlaxoSmithKline plc	781,272	17,611,884
HCA Healthcare, Inc. (a)	59,559	12,778,383
IDACORP, Inc.	33,468	3,520,164
Kraft Heinz Co. (The)	148,824	6,344,367
Oracle Corp.	88,952	6,529,077
Philip Morris International, Inc. (a)	268,466	26,846,600
Royal Gold, Inc. (a)	53,578	6,990,857
Schlumberger NV (a)	170,230	6,640,672
Scotts Miracle-Gro Co. (The)	18,488	1,921,458
Texas Instruments, Inc. (a)	62,488	10,638,582
Travelers Cos., Inc. (The) (a)	30,204	5,166,696
UGI Corp. (a)	152,737	5,238,879
Union Pacific Corp.	5,763	1,350,213
Universal Health Services, Inc., Class B	41,141	5,041,007
US Bancorp	225,250	10,938,140
Wells Fargo & Co.	234,542	10,233,067
Weyerhaeuser Co., REIT (a)	129,131	5,322,780
		297,649,312
Total Common Stocks (Cost $784,369,073)		866,444,035

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 9.8%
Australia — 0.3%
Coronado Finance Pty. Ltd. 10.75%, 5/15/2026 (b)	1,643,000	1,762,118
Nufarm Australia Ltd. 5.00%, 1/27/2030 (b)	2,595,000	2,452,275
		4,214,393
Canada — 0.5%
Open Text Corp. 3.88%, 2/15/2028 (b)	1,106,000	1,007,326
Open Text Holdings, Inc. 4.13%, 2/15/2030 (b)	5,594,000	4,964,675
4.13%, 12/1/2031 (b)	1,383,000	1,198,826
		7,170,827
Germany — 0.4%
IHO Verwaltungs GmbH 4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026 (b)(c)	3,879,000	3,646,260
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027 (b)(c)	1,336,632	1,238,844
		4,885,104
Mexico — 0.8%
Mexico Remittances Funding Fiduciary Estate Management Sarl 4.88%, 1/15/2028 (b)	13,186,000	11,011,629
Poland — 0.4%
Canpack SA 3.13%, 11/1/2025 (b)	420,000	388,349
3.88%, 11/15/2029 (b)	6,197,000	5,321,859
		5,710,208
United States — 7.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	6,373,000	5,544,510
Aircastle Ltd. 4.40%, 9/25/2023	984,000	988,233
American Airlines, Inc. 5.50%, 4/20/2026 (b)	502,000	497,607
5.75%, 4/20/2029 (b)	502,000	483,715

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 7.4% (continued)
American Tower Corp. REIT, 2.40%, 3/15/2025	115,000	110,549
AMN Healthcare, Inc. 4.63%, 10/1/2027 (b)	1,109,000	1,064,784
Andeavor Logistics LP 3.50%, 12/1/2022‡	111,000	110,386
Aramark Services, Inc. 5.00%, 4/1/2025 (b)	1,541,000	1,527,516
5.00%, 2/1/2028 (b)	194,000	180,915
Carnival Corp. 4.00%, 8/1/2028 (b)	1,206,000	1,085,569
Centene Corp. 4.25%, 12/15/2027	1,355,000	1,314,350
4.63%, 12/15/2029	684,000	662,471
3.38%, 2/15/2030	1,113,000	994,410
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (b)	688,000	656,717
3.75%, 3/15/2029 (b)	683,000	618,115
CITGO Petroleum Corp. 7.00%, 6/15/2025 (b)	4,631,000	4,599,185
6.38%, 6/15/2026 (b)	5,182,000	5,149,872
DCP Midstream Operating LP 6.45%, 11/3/2036 (b)	773,000	864,287
Delta Air Lines, Inc. 4.50%, 10/20/2025 (b)	6,155,158	6,113,502
Domtar Corp. 6.75%, 10/1/2028 (b)	1,327,000	1,315,389
DT Midstream, Inc. 4.13%, 6/15/2029 (b)	1,779,000	1,618,890
Edgewell Personal Care Co. 4.13%, 4/1/2029 (b)	4,888,000	4,338,100
Embecta Corp. 5.00%, 2/15/2030 (b)	3,153,000	2,845,582
6.75%, 2/15/2030 (b)	2,292,000	2,223,240
Imola Merger Corp. 4.75%, 5/15/2029 (b)	3,133,000	2,913,690
Iron Mountain, Inc. REIT, 5.25%, 7/15/2030 (b)	7,522,000	6,894,214

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 7.4% (continued)
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	933,000	832,591
Level 3 Financing, Inc. 3.75%, 7/15/2029 (b)	128,000	104,000
Lumen Technologies, Inc. 5.38%, 6/15/2029 (b)	751,000	611,547
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (b)	3,324,031	3,390,445
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (b)	3,343,000	3,367,421
4.25%, 4/15/2031 (b)	2,699,000	2,462,837
Post Holdings, Inc. 5.75%, 3/1/2027 (b)	2,089,000	2,060,276
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (b)	2,635,000	2,371,500
Scotts Miracle-Gro Co. (The) 4.00%, 4/1/2031	2,357,000	1,938,632
4.38%, 2/1/2032	2,158,000	1,801,930
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (b)	64,000	56,968
SEG Holding LLC 5.63%, 10/15/2028 (b)	5,461,000	5,329,309
Spectrum Brands, Inc. 5.75%, 7/15/2025	1,520,000	1,535,200
Sprint Communications, Inc. 6.00%, 11/15/2022	1,800,000	1,825,380
Sylvamo Corp. 7.00%, 9/1/2029 (b)	2,234,000	2,155,810
Taylor Morrison Communities, Inc. 5.88%, 4/15/2023 (b)	3,107,000	3,141,954
5.13%, 8/1/2030 (b)	2,000,000	1,825,000
Teleflex, Inc. 4.63%, 11/15/2027	824,000	807,520
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (d)(e)	4,424,000	4,214,745
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 10/15/2027	3,510,160	3,583,138
First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 7.4% (continued)
Valvoline, Inc. 4.25%, 2/15/2030 (b)	224,000	194,320
3.63%, 6/15/2031 (b)	511,000	415,187
WESCO Distribution, Inc. 7.13%, 6/15/2025 (b)	1,295,000	1,345,181
7.25%, 6/15/2028 (b)	2,136,000	2,205,420
		102,292,109
Total Corporate Bonds (Cost 143,397,064)		135,284,270
	Ounces
Commodities — 7.8%
Gold bullion* (Cost $69,667,432)	56,395	106,944,792
	Principal Amount ($)
U.S. Treasury Obligations — 6.4%
U.S. Treasury Bonds 6.13%, 11/15/2027	10,617,400	12,316,184
U.S. Treasury Notes 1.63%, 12/15/2022	9,300,000	9,300,000
2.63%, 12/31/2023	7,100,000	7,103,883
2.50%, 1/31/2024	13,480,900	13,444,565
1.75%, 6/30/2024	12,850,000	12,572,922
1.75%, 12/31/2024	16,847,000	16,361,333
1.75%, 3/15/2025	3,530,000	3,419,687
0.38%, 12/31/2025	7,350,000	6,696,539
1.75%, 12/31/2026	6,835,000	6,478,565
		87,693,678
Total U.S. Treasury Obligations (Cost 90,629,830)		87,693,678

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares		Value ($)
Master Limited Partnerships — 3.5%
United States — 3.5%
Enterprise Products Partners LP (a)		1,005,349	26,048,593
Magellan Midstream Partners LP (a)		444,925	21,556,616
Total Master Limited Partnerships (Cost 41,412,373)			47,605,209
	Principal Amount ($)
Convertible Preferred Stocks — 1.7%
United States — 1.7%
Bank of America Corp. Series L, 7.25%, (d)		8,346	10,155,580
Wells Fargo & Co. Series L, 7.50%, (d)		11,123	13,475,403
			23,630,983
Total Convertible Preferred Stocks (Cost 27,824,941)			23,630,983
Foreign Government Securities — 1.4%
Brazil — 0.2%
Notas do Tesouro Nacional 10.00%, 1/1/2025	BRL	11,000,000	2,117,246
Colombia — 0.4%
Republic of Colombia 3.00%, 1/30/2030		1,600,000	1,279,312
Titulos de Tesoreria 5.75%, 11/3/2027	COP	16,610,300,000	3,454,002
			4,733,314
Indonesia — 0.1%
Republic of Indonesia 8.38%, 3/15/2024‡	IDR	24,460,000,000	1,769,158
Mexico — 0.4%
Mex Bonos Desarr Fix Rt 8.00%, 12/7/2023	MXN	68,770,000	3,321,712
Series M, 5.75%, 3/5/2026	MXN	56,800,000	2,484,459
			5,806,171

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)		Value ($)
Singapore — 0.1%
Republic of Singapore 1.25%, 11/1/2026	SGD	2,813,000	1,939,474
South Korea — 0.2%
Republic of Korea 1.25%, 3/10/2026	KRW	3,508,690,000	2,603,437
Total Foreign Government Securities (Cost 20,777,067)			18,968,800
	Shares
Preferred Stocks — 1.1%
United States — 1.1%
Charles Schwab Corp. (The) Series D 5.95%, 09/01/22 (d)		46,239	1,166,148
General American Investors Co., Inc. Series B 5.95%, 06/06/22 (d)		4,712	122,017
MetLife, Inc. Series A (ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00%, 01/01/25 (d)(e)		128,986	2,995,055
Northern Trust Corp. Series E 4.70%, 01/01/25 (d)		101,453	2,302,983
State Street Corp. Series G (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 03/15/26 (d)(e)		24,946	636,372
Truist Financial Corp. Series R 4.75%, 09/01/25 (d)		276,325	5,612,161
US Bancorp Series B (ICE LIBOR USD 3 Month + 0.60%), 3.50%, 06/06/22 (d)(e)		90,050	1,850,527
Total Preferred Stocks (Cost 16,536,906)			14,685,263
Closed End Funds — 1.0%
United Kingdom — 1.0%
Caledonia Investments plc (Cost $10,284,424)		291,700	13,514,619

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Short-Term Investments — 1.9%
Commercial Paper — 1.9%
Aon Corp. 0.50%, 5/2/2022 (b)(f)	1,987,000	1,986,912
Arrow Electronics, Inc. 0.90%, 5/2/2022 (f)	5,387,000	5,386,610
Entergy Corp. 0.50%, 5/2/2022 (b)(f)	3,848,000	3,847,838
General Motors Financial Co., Inc. 0.75%, 5/2/2022 (f)	8,746,000	8,745,436
McCormick & Co., Inc. 0.45%, 5/2/2022 (f)	6,997,000	6,996,730
Total Commercial Paper (Cost $26,964,514)		26,963,526
	Shares
Investment Companies — 0.0% (g)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.32% (h) (Cost $5,089)	5,089	5,089
Total Short-Term Investments (Cost $26,969,603)		26,968,615
Total Investments — 97.7% (Cost $1,231,868,713)		1,341,740,264
Other Assets Less Liabilities — 2.3%		31,268,027
Net Assets — 100.0%		1,373,008,291

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  All or a portion of the security pledged as collateral for call options written.

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2022 amounted to $121,232,076, which represents approximately 8.83% of net assets of the Fund.

(c)  Security has the ability to pay in kind ("PIK") or pay income in cash. When applicable, separate rates of such payments are disclosed.

(d)  Perpetual security. The rate reflected was the rate in effect on April 30, 2022. The maturity date reflects the next call date.

(e)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2022.

(f)  The rate shown was the current yield as of April 30, 2022.

(g)  Represents less than 0.05% of net assets.

(h)  Represents 7-day effective yield as of April 30, 2022.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2022 (unaudited)

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$186,515,991
Aggregate gross unrealized depreciation	(75,763,871)
Net unrealized appreciation	$110,752,120
Federal income tax cost	$1,231,868,713

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,534,405	EUR	3,951,000	UBS AG	5/18/2022	$363,670
USD	2,150,090	GBP	1,584,000	UBS AG	5/18/2022	158,322
USD	4,935,142	EUR	4,467,000	Goldman Sachs	6/15/2022	212,913
USD	2,148,641	GBP	1,636,000	Goldman Sachs	6/15/2022	91,337
USD	4,997,736	EUR	4,596,000	JPMorgan Chase Bank	7/20/2022	129,099
Total unrealized appreciation						955,341
EUR	3,951,000	USD	4,270,790	UBS AG	5/18/2022	(100,055)
EUR	2,496,000	USD	2,701,171	Goldman Sachs	6/15/2022	(62,559)
Total unrealized depreciation						(162,614)
Net unrealized appreciation						$792,727

Abbreviations

ADR  — American Depositary Receipt

BRL  — Brazilian Real

COP  — Colombian Peso

EUR  — Euro

Fix Rt  — Fixed Rate

GBP  — British Pound

ICE  — Intercontinental Exchange

IDR  — Indonesian Rupiah

KRW  — South Korean Won

LIBOR  — London Interbank Offered Rate

MXN  — Mexican Peso

NVDR  — Non-Voting Depositary Receipt

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

SGD  — Singapore Dollar

USD  — United States Dollar

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2022 (unaudited)

Written Call Options Contracts as of April 30, 2022

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Anthem, Inc.	Exchange Traded	29	USD	(1,455,597)	USD	490.00	6/17/2022	(93,960)
CH Robinson Worldwide, Inc.	Exchange Traded	125	USD	(1,326,875)	USD	120.00	5/20/2022	(4,375)
CH Robinson Worldwide, Inc.	Exchange Traded	125	USD	(1,326,875)	USD	125.00	5/20/2022	(3,125)
CH Robinson Worldwide, Inc.	Exchange Traded	131	USD	(1,390,565)	USD	125.00	8/19/2022	(24,235)
Enterprise Products Partners LP	Exchange Traded	561	USD	(1,453,551)	USD	29.00	12/16/2022	(35,343)
Equity Residential, REIT	Exchange Traded	159	USD	(1,295,850)	USD	90.00	5/20/2022	(3,180)
Equity Residential, REIT	Exchange Traded	153	USD	(1,246,950)	USD	95.00	5/20/2022	(3,060)
Exxon Mobil Corp.	Exchange Traded	199	USD	(1,696,475)	USD	80.00	7/15/2022	(159,200)
Exxon Mobil Corp.	Exchange Traded	176	USD	(1,500,400)	USD	90.00	5/20/2022	(18,304)
Exxon Mobil Corp.	Exchange Traded	375	USD	(3,196,875)	USD	90.00	10/21/2022	(201,000)
Exxon Mobil Corp.	Exchange Traded	176	USD	(1,500,400)	USD	92.50	7/15/2022	(41,536)
Exxon Mobil Corp.	Exchange Traded	164	USD	(1,398,100)	USD	100.00	7/15/2022	(15,580)
Fidelity National Information Services, Inc.	Exchange Traded	140	USD	(1,388,100)	USD	120.00	7/15/2022	(15,750)
General Dynamics Corp.	Exchange Traded	72	USD	(1,703,016)	USD	260.00	6/17/2022	(12,888)
HCA Healthcare, Inc.	Exchange Traded	47	USD	(1,008,385)	USD	320.00	9/16/2022	(12,690)
Linde plc	Exchange Traded	44	USD	(1,372,624)	USD	340.00	5/20/2022	(8,140)
Magellan Midstream Partners LP	Exchange Traded	289	USD	(1,400,205)	USD	55.00	7/15/2022	(13,005)
Philip Morris International, Inc.	Exchange Traded	136	USD	(1,360,000)	USD	115.00	6/17/2022	(3,264)
Philip Morris International, Inc.	Exchange Traded	137	USD	(1,370,000)	USD	120.00	6/17/2022	(411)
Philip Morris International, Inc.	Exchange Traded	146	USD	(1,460,000)	USD	120.00	9/16/2022	(10,512)
Philip Morris International, Inc.	Exchange Traded	58	USD	(580,000)	USD	120.00	11/18/2022	(6,670)
Philip Morris International, Inc.	Exchange Traded	136	USD	(1,360,000)	USD	125.00	6/17/2022	(1,360)
Philip Morris International, Inc.	Exchange Traded	126	USD	(1,260,000)	USD	125.00	9/16/2022	(5,796)

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2022 (unaudited)

Written Call Options Contracts as of April 30, 2022: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Royal Gold, Inc.	Exchange Traded	118	USD	(1,539,664)	USD	155.00	9/16/2022	(42,480)
Royal Gold, Inc.	Exchange Traded	97	USD	(1,265,656)	USD	180.00	6/17/2022	(2,425)
Schlumberger NV	Exchange Traded	396	USD	(1,544,796)	USD	45.00	11/18/2022	(131,670)
Schlumberger NV	Exchange Traded	325	USD	(1,267,825)	USD	50.00	6/17/2022	(12,350)
Schlumberger NV	Exchange Traded	405	USD	(1,579,905)	USD	52.50	7/15/2022	(16,200)
Texas Instruments, Inc.	Exchange Traded	72	USD	(1,225,800)	USD	200.00	6/17/2022	(3,816)
Texas Instruments, Inc.	Exchange Traded	72	USD	(1,225,800)	USD	200.00	7/15/2022	(8,784)
Travelers Cos., Inc. (The)	Exchange Traded	73	USD	(1,248,738)	USD	195.00	6/17/2022	(1,460)
UGI Corp.	Exchange Traded	301	USD	(1,032,430)	USD	50.00	7/15/2022	(3,763)
Weyerhaeuser Co., REIT	Exchange Traded	326	USD	(1,343,772)	USD	45.00	6/17/2022	(19,560)
Wheaton Precious Metals Corp.	Exchange Traded	304	USD	(1,363,744)	USD	50.00	5/20/2022	(12,160)
								(948,052)
Total Written Options Contracts (Premiums Received ($1,035,894))								(948,052)

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle High Income Fund

Fund Overview

Data as of April 30, 2022 (unaudited)

Investment Objective

The First Eagle High Income Fund seeks to provide investors with a high level of current income. To pursue this objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade instruments.

Average Annual Returns (%)		One-Year	Five-Years	Ten-Years
First Eagle High Income Fund	Class I	-3.37	2.73	3.91
Bloomberg U.S. Corporate High Yield Index		-5.22	3.69	5.26

Asset Allocation* (%)

Sectors* (%)
Consumer Discretionary	17.9
Industrials	14.1
Consumer Staples	13.2
Energy	10.8
Materials	10.2
Health Care	9.1
Information Technology	6.6
Communication Services	6.2
Financials	5.3
Real Estate	3.6
Short-Term Investments	3.0

Countries*~ (%)

United States	82.5
Canada	4.5
Germany	4.4
Mexico	1.6
United Kingdom	1.5
Poland	1.0
Australia	1.0
Singapore	0.5
Short-Term Investments	3.0

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (3.0% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (0.0% of total investments), such as U.S treasury bills or money market funds.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle High Income Fund | Fund Overview

Growth of a $1,000,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The Bloomberg U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

Top 10 Holdings* (%)

G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods, United States)	2.0
CITGO Petroleum Corp. (Oil, Gas & Consumable Fuels, United States)	2.0
GLP Capital LP (Equity Real Estate Investment Trusts (REITs), United States)	1.9
IHO Verwaltungs GmbH (Auto Components, Germany)	1.8
Taylor Morrison Communities, Inc. (Household Durables, United States)	1.6
SEG Holding LLC (Food & Staples Retailing, United States)	1.6
Mexico Remittances Funding Fiduciary Estate Management Sarl (Diversified Financial Services, Mexico)	1.5
Vista Outdoor, Inc. (Leisure Products, United States)	1.4
Consensus Cloud Solutions, Inc. (Software, United States)	1.4
Centene Corp. (Health Care Providers & Services, United States)	1.3
Total	16.5

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle High Income Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 95.0%
Australia — 0.9%
Coronado Finance Pty. Ltd. 10.75%, 5/15/2026 (a)	977,000	1,047,832
Nufarm Australia Ltd. 5.00%, 1/27/2030 (a)	859,000	811,755
		1,859,587
Canada — 4.5%
Kronos Acquisition Holdings, Inc. 5.00%, 12/31/2026 (a)	2,000,000	1,770,000
7.00%, 12/31/2027 (a)	932,000	736,280
Open Text Corp. 3.88%, 2/15/2028 (a)	2,190,000	1,994,616
Open Text Holdings, Inc. 4.13%, 12/1/2031 (a)	2,067,000	1,791,738
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	1,944,000	1,886,127
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	634,000	635,680
		8,814,441
Germany — 4.3%
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	2,640,000	2,527,562
IHO Verwaltungs GmbH 4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026 (a)(b)	3,730,000	3,506,200
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027 (a)(b)	1,280,244	1,186,581
Mercer International, Inc. 5.13%, 2/1/2029	1,395,000	1,295,830
		8,516,173
Mexico — 1.6%
Mexico Remittances Funding Fiduciary Estate Management Sarl 4.88%, 1/15/2028 (a)	3,626,000	3,028,072
Petroleos Mexicanos 6.70%, 2/16/2032	200,000	172,336
		3,200,408

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle High Income Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Poland — 1.0%
Canpack SA 3.13%, 11/1/2025 (a)	200,000	184,928
3.88%, 11/15/2029 (a)	2,147,000	1,843,801
		2,028,729
Singapore — 0.5%
Avation Capital SA 8.25%, (8.25% Cash or 9.00% PIK), 10/31/2026 (a)(b)	1,235,474	1,011,326
United Kingdom — 1.5%
EnQuest plc 7.00%, 10/15/2023 (a)(b)(c)	2,056,561	2,002,576
Petrofac Ltd. 9.75%, 11/15/2026 (a)	1,000,000	935,000
		2,937,576
United States — 80.7%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	2,114,000	1,839,180
American Airlines, Inc. 5.50%, 4/20/2026 (a)	185,000	183,381
5.75%, 4/20/2029 (a)	185,000	178,262
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	2,626,000	2,521,301
4.00%, 4/15/2029 (a)	2,109,000	1,908,645
Antero Midstream Partners LP 7.88%, 5/15/2026 (a)	615,000	643,284
5.38%, 6/15/2029 (a)	1,294,000	1,212,892
Antero Resources Corp. 8.38%, 7/15/2026 (a)	604,000	650,901
Aramark Services, Inc. 5.00%, 4/1/2025 (a)	623,000	617,549
6.38%, 5/1/2025 (a)	1,163,000	1,184,364
5.00%, 2/1/2028 (a)	57,000	53,155
Arcosa, Inc. 4.38%, 4/15/2029 (a)	163,000	148,720
Ardagh Metal Packaging Finance USA LLC 3.25%, 9/1/2028 (a)	657,000	573,232
Arko Corp. 5.13%, 11/15/2029 (a)	2,000,000	1,770,000

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle High Income Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 80.7% (continued)
Ashland LLC 3.38%, 9/1/2031 (a)	2,000,000	1,730,000
Avantor Funding, Inc. 3.88%, 11/1/2029 (a)	2,000,000	1,794,460
B&G Foods, Inc. 5.25%, 4/1/2025	1,152,000	1,096,938
Boyd Gaming Corp. 8.63%, 6/1/2025 (a)	1,884,000	1,964,051
4.75%, 12/1/2027	872,000	824,162
4.75%, 6/15/2031 (a)	162,000	146,497
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	1,000,000	927,500
4.13%, 4/15/2029 (a)	653,000	604,025
Carnival Corp. 5.75%, 3/1/2027 (a)	1,242,000	1,124,650
4.00%, 8/1/2028 (a)	424,000	381,659
Centene Corp. 4.25%, 12/15/2027	2,641,000	2,561,770
4.63%, 12/15/2029	1,228,000	1,189,349
3.38%, 2/15/2030	190,000	169,755
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	782,000	746,442
3.75%, 3/15/2029 (a)	134,000	121,270
Ciena Corp. 4.00%, 1/31/2030 (a)	500,000	455,940
Cinemark USA, Inc. 8.75%, 5/1/2025 (a)	1,603,000	1,665,116
CITGO Petroleum Corp. 7.00%, 6/15/2025 (a)	3,956,000	3,928,822
6.38%, 6/15/2026 (a)	802,000	797,028
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	305,000	268,016
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,079,000	992,680
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	648,000	611,796
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	2,000,000	1,840,000

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle High Income Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 80.7% (continued)
Consensus Cloud Solutions, Inc. 6.00%, 10/15/2026 (a)	3,000,000	2,850,000
Crestwood Midstream Partners LP 6.00%, 2/1/2029 (a)	1,868,000	1,816,929
Crocs, Inc. 4.13%, 8/15/2031 (a)	500,000	399,030
Crown Americas LLC 4.75%, 2/1/2026	1,844,000	1,837,085
Dana, Inc. 5.38%, 11/15/2027	1,255,000	1,185,975
4.25%, 9/1/2030	324,000	277,733
DaVita, Inc. 4.63%, 6/1/2030 (a)	734,000	638,580
3.75%, 2/15/2031 (a)	1,529,000	1,246,135
Delta Air Lines, Inc. 4.50%, 10/20/2025 (a)	1,122,845	1,115,246
7.38%, 1/15/2026	1,528,000	1,627,320
Diamond BC BV 4.63%, 10/1/2029 (a)	250,000	215,057
Domtar Corp. 6.75%, 10/1/2028 (a)	969,000	960,521
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,243,000	1,131,130
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,065,000	1,884,312
Edgewell Personal Care Co. 4.13%, 4/1/2029 (a)	2,102,000	1,865,525
Embecta Corp. 5.00%, 2/15/2030 (a)	1,301,000	1,174,153
6.75%, 2/15/2030 (a)	693,000	672,210
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	8,000	7,034
4.38%, 3/31/2029 (a)	871,000	725,273
Entegris Escrow Corp. 4.75%, 4/15/2029 (a)	1,000,000	963,760
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	2,169,000	1,981,642

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle High Income Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 80.7% (continued)
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	914,000	875,155
6.75%, 5/1/2029 (a)	308,000	277,539
6.00%, 1/15/2030 (a)	1,000,000	870,090
Gartner, Inc. 3.63%, 6/15/2029 (a)	250,000	223,750
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	3,821,000	3,973,840
Glatfelter Corp. 4.75%, 11/15/2029 (a)	2,250,000	1,800,000
GLP Capital LP REIT, 5.25%, 6/1/2025	3,627,000	3,691,561
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	1,000,000	861,960
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026 (a)	1,240,000	1,209,180
HCA, Inc. 5.88%, 5/1/2023	1,470,000	1,516,305
3.50%, 9/1/2030	607,000	543,769
Hertz Corp. (The) 5.00%, 12/1/2029 (a)	2,000,000	1,750,000
Howard Hughes Corp. (The) 4.38%, 2/1/2031 (a)	62,000	55,144
II-VI, Inc. 5.00%, 12/15/2029 (a)	250,000	234,375
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,184,000	1,101,120
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	2,000,000	1,796,020
Interface, Inc. 5.50%, 12/1/2028 (a)	1,294,000	1,172,403
International Game Technology plc 5.25%, 1/15/2029 (a)	967,000	917,074
IQVIA, Inc. 5.00%, 10/15/2026 (a)	800,000	796,000
5.00%, 5/15/2027 (a)	1,075,000	1,065,132
Iron Mountain, Inc. REIT, 5.25%, 7/15/2030 (a)	1,303,000	1,194,251
REIT, 4.50%, 2/15/2031 (a)	940,000	805,458

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle High Income Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 80.7% (continued)
ITT Holdings LLC 6.50%, 8/1/2029 (a)	1,250,000	1,106,250
JBS USA LUX SA 6.75%, 2/15/2028 (a)	1,993,000	2,057,792
Jefferies Finance LLC 5.00%, 8/15/2028 (a)	1,150,000	1,046,511
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	1,312,000	1,203,760
KB Home 4.00%, 6/15/2031	2,000,000	1,710,000
Koppers, Inc. 6.00%, 2/15/2025 (a)	2,389,000	2,311,357
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	581,000	565,023
4.13%, 1/31/2030 (a)	327,000	291,808
Level 3 Financing, Inc. 4.25%, 7/1/2028 (a)	589,000	497,705
3.75%, 7/15/2029 (a)	24,000	19,500
Lumen Technologies, Inc. 4.50%, 1/15/2029 (a)	2,000,000	1,580,300
5.38%, 6/15/2029 (a)	434,000	353,411
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a)	250,000	234,588
6.13%, 3/15/2032 (a)	500,000	462,500
MGIC Investment Corp. 5.75%, 8/15/2023	470,000	475,875
5.25%, 8/15/2028	612,000	574,539
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	592,428	604,265
Moog, Inc. 4.25%, 12/15/2027 (a)	155,000	144,344
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	646,000	578,170
Oxford Finance LLC 6.38%, 2/1/2027 (a)	250,000	253,075
PennyMac Financial Services, Inc. 5.75%, 9/15/2031 (a)	1,000,000	820,000

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle High Income Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 80.7% (continued)
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	638,000	642,661
4.25%, 4/15/2031 (a)	847,000	772,887
Post Holdings, Inc. 5.75%, 3/1/2027 (a)	230,000	226,837
5.63%, 1/15/2028 (a)	2,000,000	1,891,000
4.63%, 4/15/2030 (a)	1,826,000	1,561,230
PRA Group, Inc. 5.00%, 10/1/2029 (a)	1,500,000	1,387,845
Radian Group, Inc. 4.50%, 10/1/2024	645,000	628,069
Range Resources Corp. 4.75%, 2/15/2030 (a)	1,000,000	953,865
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,019,000	917,100
Royal Caribbean Cruises Ltd. 10.88%, 6/1/2023 (a)	1,163,000	1,216,789
11.50%, 6/1/2025 (a)	596,000	647,971
5.50%, 8/31/2026 (a)	1,000,000	931,795
5.38%, 7/15/2027 (a)	100,000	91,894
SBA Communications Corp. REIT, 3.88%, 2/15/2027	609,000	578,063
Scotts Miracle-Gro Co. (The) 4.38%, 2/1/2032	1,602,000	1,337,670
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	2,452,000	2,182,599
Sealed Air Corp. 4.00%, 12/1/2027 (a)	1,252,000	1,176,880
SEG Holding LLC 5.63%, 10/15/2028 (a)	3,198,000	3,120,881
Shea Homes LP 4.75%, 2/15/2028 (a)	1,668,000	1,492,860
Sprint Communications, Inc. 6.00%, 11/15/2022	1,026,000	1,040,467
Staples, Inc. 10.75%, 4/15/2027 (a)	500,000	443,000
Starwood Property Trust, Inc. REIT, 3.75%, 12/31/2024 (a)	1,000,000	962,310

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle High Income Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 80.7% (continued)
Sunoco LP 4.50%, 4/30/2030 (a)	2,000,000	1,804,720
Sylvamo Corp. 7.00%, 9/1/2029 (a)	397,000	383,105
Taylor Morrison Communities, Inc. 5.88%, 4/15/2023 (a)	3,228,000	3,264,315
Teleflex, Inc. 4.63%, 11/15/2027	1,005,000	984,900
4.25%, 6/1/2028 (a)	58,000	54,665
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	1,250,000	1,056,388
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	2,138,000	1,769,708
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	1,830,000	1,741,428
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 10/15/2027	658,843	672,541
United Airlines, Inc. 4.38%, 4/15/2026 (a)	343,000	331,166
4.63%, 4/15/2029 (a)	229,000	210,108
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	1,530,000	1,531,117
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (a)	326,000	270,472
Valvoline, Inc. 3.63%, 6/15/2031 (a)	2,555,000	2,075,937
VICI Properties LP REIT, 4.25%, 12/1/2026 (a)	245,000	232,169
REIT, 3.75%, 2/15/2027 (a)	305,000	281,271
REIT, 4.13%, 8/15/2030 (a)	305,000	274,003
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	3,203,000	2,866,685
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	1,542,000	1,601,752
7.25%, 6/15/2028 (a)	1,850,000	1,910,125
White Cap Parent LLC 8.25%, 3/15/2026 (a)(b)	1,972,000	1,902,980
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	1,222,000	1,138,953

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle High Income Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 80.7% (continued)
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	1,588,000	1,416,004
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	500,000	467,500
		160,069,026
Total Corporate Bonds (Cost 202,194,379)		188,437,266
Loan Assignments — 0.9%
United States — 0.9%
BJ's Wholesale Club, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.52%, 2/3/2024 (d) (Cost $1,668,025)	1,669,184	1,668,150
Short-Term Investments — 3.0%
Commercial Paper — 3.0%
Aon Corp. 0.50%, 5/2/2022 (a)(e)	440,000	439,980
Arrow Electronics, Inc. 0.90%, 5/2/2022 (e)	1,193,000	1,192,914
Entergy Corp. 0.50%, 5/2/2022 (a)(e)	852,000	851,964
General Motors Financial Co., Inc. 0.75%, 5/2/2022 (e)	1,937,000	1,936,875
McCormick & Co., Inc. 0.45%, 5/2/2022 (e)	1,550,000	1,549,940
Total Commercial Paper (Cost $5,971,892)		5,971,673
	Shares
Investment Companies — 0.0% (f)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.32% (g) (Cost $2,222)	2,222	2,222
Total Short-Term Investments (Cost $5,974,114)		5,973,895
Total Investments — 98.9% (Cost $209,836,518)		196,079,311
Other Assets Less Liabilities — 1.1%		2,195,228
Net Assets — 100.0%		198,274,539

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle High Income Fund | Schedule of Investments | April 30, 2022 (unaudited)

(a)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2022 amounted to $163,737,198, which represents approximately 82.58% of net assets of the Fund.

(b)  Security has the ability to pay in kind ("PIK") or pay income in cash. When applicable, separate rates of such payments are disclosed.

(c)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2022.

(e)  The rate shown was the current yield as of April 30, 2022.

(f)  Represents less than 0.05% of net assets.

(g)  Represents 7-day effective yield as of April 30, 2022.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,241,653
Aggregate gross unrealized depreciation	(14,998,860)
Net unrealized depreciation	$(13,757,207)
Federal income tax cost	$209,836,518

Abbreviations

ICE  — Intercontinental Exchange

LIBOR  — London Interbank Offered Rate

REIT  — Real Estate Investment Trust

USD  — United States Dollar

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Fund of America

Fund Overview

Data as of April 30, 2022 (unaudited)

Investment Objective

The First Eagle Fund of America is a non-diversified U.S. equity fund that seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments.

Average Annual Returns^ (%)			One-Year	Five-Years	Ten-Years
First Eagle Fund of America	Class A	without sales charge	-8.76	3.18	6.58
		with sales charge	-13.32	2.12	6.03
S&P 500 Index			0.21	13.66	13.67

Asset Allocation* (%)

Sectors* (%)
Information Technology	36.1
Health Care	19.1
Communication Services	17.7
Consumer Discretionary	11.2
Consumer Staples	7.7
Industrials	5.6
Financials	1.3
Short-Term Investments	1.3

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (1.3% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (0.0% of total investments), such as U.S treasury bills or money market funds.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Fund of America | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

Top 10 Holdings* (%)

UnitedHealth Group, Inc. (Health Care Providers & Services, United States)	9.2
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	8.4
Oracle Corp. (Software, United States)	8.1
Alphabet, Inc. (Interactive Media & Services, United States)	7.2
Comcast Corp. (Media, United States)	5.5
Meta Platforms, Inc. (Interactive Media & Services, United States)	5.1
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment, United States)	4.9
Medtronic plc (Health Care Equipment & Supplies, United States)	4.6
Microsoft Corp. (Software, United States)	4.5
Ross Stores, Inc. (Specialty Retail, United States)	4.4
Total	61.9

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Fund of America | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 98.9%
Air Freight & Logistics — 5.6%
CH Robinson Worldwide, Inc.	128,233	13,611,933
Expeditors International of Washington, Inc.	104,100	10,313,187
		23,925,120
Beverages — 2.7%
PepsiCo, Inc.	66,635	11,441,896
Capital Markets — 0.8%
S&P Global, Inc.	9,663	3,638,120
Electronic Equipment, Instruments & Components — 3.9%
TE Connectivity Ltd. (Switzerland)	135,319	16,885,105
Food Products — 1.0%
Nestle SA (Registered) (Switzerland)	34,357	4,435,286
Health Care Equipment & Supplies — 7.6%
Becton Dickinson and Co.	51,038	12,616,083
Embecta Corp.*	10,207	310,599
Medtronic plc	189,869	19,814,729
		32,741,411
Health Care Providers & Services — 11.5%
HCA Healthcare, Inc.	46,032	9,876,165
UnitedHealth Group, Inc.	77,507	39,416,185
		49,292,350
Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	52,634	3,928,602
Household Products — 4.1%
Colgate-Palmolive Co.	225,568	17,380,014
Insurance — 0.5%
Willis Towers Watson plc	9,165	1,969,192
Interactive Media & Services — 12.2%
Alphabet, Inc., Class A*	13,417	30,620,143
Meta Platforms, Inc., Class A*	108,407	21,732,352
		52,352,495
Internet & Direct Marketing Retail — 2.1%
Alibaba Group Holding Ltd. (China)*	729,632	8,899,824

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Fund of America | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
IT Services — 1.5%
Accenture plc, Class A	14,152	4,250,695
Visa, Inc., Class A	10,177	2,169,024
		6,419,719
Media — 5.5%
Comcast Corp., Class A	592,895	23,573,505
Semiconductors & Semiconductor Equipment — 16.6%
Analog Devices, Inc.	137,020	21,153,147
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	147,199	13,679,203
Texas Instruments, Inc.	212,531	36,183,403
		71,015,753
Software — 14.1%
Microsoft Corp.	69,293	19,230,193
Oracle Corp.	473,823	34,778,608
Salesforce, Inc.*	36,502	6,422,162
		60,430,963
Specialty Retail — 8.3%
Home Depot, Inc. (The)	55,178	16,575,471
Ross Stores, Inc.	189,100	18,866,507
		35,441,978
Total Common Stocks (Cost $383,004,536)		423,771,333
	Principal Amount ($)
Short-Term Investments — 1.3%
Commercial Paper — 1.3%
Aon Corp. 0.50%, 5/2/2022 (a)(b)	405,000	404,982
Arrow Electronics, Inc. 0.90%, 5/2/2022 (b)	1,097,000	1,096,921
Entergy Corp. 0.50%, 5/2/2022 (a)(b)	784,000	783,967
General Motors Financial Co., Inc. 0.75%, 5/2/2022 (b)	1,781,000	1,780,885
McCormick & Co., Inc. 0.45%, 5/2/2022 (b)	1,425,000	1,424,945
Total Commercial Paper (Cost $5,491,902)		5,491,700

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Fund of America | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.32%, (d) (Cost $1,650)	1,650	1,650
Total Short-Term Investments (Cost $5,493,552)		5,493,350
Total Investments — 100.2% (Cost $388,498,088)		429,264,683
Liabilities in Excess of Other Assets — (0.2%)		(1,015,394)
Net Assets — 100.0%		428,249,289

*  Non-income producing security.

(a)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2022 amounted to $1,188,949, which represents approximately 0.28% of net assets of the Fund.

(b)  The rate shown was the current yield as of April 30, 2022.

(c)  Represents less than 0.05% of net assets.

(d)  Represents 7-day effective yield as of April 30, 2022.

Abbreviation

ADR  — American Depositary Receipt

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,533,655
Aggregate gross unrealized depreciation	(22,767,060)
Net unrealized appreciation	$40,766,595
Federal income tax cost	$388,498,088

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

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First Eagle Small Cap Opportunity Fund

Fund Overview

Data as of April 30, 2022 (unaudited)

Investment Objective

The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital.

Average Annual Returns^ (%)		One-Year	Since Inception
First Eagle Small Cap Opportunity Fund	Class I	-6.72	-8.15
Russell 2000 Value Index		-6.59	-7.10
Russell 2000 Index		-16.87	-17.76

Asset Allocation* (%)

Sectors* (%)
Industrials	21.2
Consumer Discretionary	15.1
Information Technology	13.1
Energy	9.5
Health Care	9.0
Financials	8.4
Materials	5.0
Real Estate	5.0
Consumer Staples	2.6
Communication Services	1.1
Short-Term Investments	10.0

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

†  Less than 0.05%.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (10.0% of total investments), such as U.S treasury bills or money market funds.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Small Cap Opportunity Fund | Fund Overview

Growth of a $1,000,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The Russell 2000® Value Index is a widely followed, unmanaged index that measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is completely reconstituted annually. One cannot invest directly in an index.

The Russell 2000® Index is a widely followed, unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is completely reconstituted annually. One cannot invest directly in an index.

Top 10 Holdings* (%)

Allegiant Travel Co. (Airlines, United States)	0.7
Air Lease Corp. (Trading Companies & Distributors, United States)	0.7
Curtiss-Wright Corp. (Aerospace & Defense, United States)	0.7
Ducommun, Inc. (Aerospace & Defense, United States)	0.7
PBF Energy, Inc. (Oil, Gas & Consumable Fuels, United States)	0.7
Atlas Air Worldwide Holdings, Inc. (Air Freight & Logistics, United States)	0.7
II-VI, Inc. (Electronic Equipment, Instruments & Components, United States)	0.7
Pacira BioSciences, Inc. (Pharmaceuticals, United States)	0.7
HCI Group, Inc. (Insurance, United States)	0.7
Select Medical Holdings Corp. (Health Care Providers & Services, United States)	0.7
Total	7.0

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 90.4%
Aerospace & Defense — 4.4%
AAR Corp.*	40,408	1,898,368
Astronics Corp.*	188,447	1,826,051
Curtiss-Wright Corp.	20,461	2,924,081
Ducommun, Inc.*	56,969	2,909,407
Hexcel Corp.	35,474	1,928,367
Kaman Corp.	40,271	1,570,972
Mercury Systems, Inc.*	41,550	2,318,074
Triumph Group, Inc.*	93,690	2,111,773
		17,487,093
Air Freight & Logistics — 1.1%
Atlas Air Worldwide Holdings, Inc.*	41,539	2,863,698
Hub Group, Inc., Class A*	10,156	682,077
Radiant Logistics, Inc.*	165,349	954,064
		4,499,839
Airlines — 1.4%
Allegiant Travel Co.*	19,109	2,965,526
JetBlue Airways Corp.*	164,229	1,808,161
Mesa Air Group, Inc.*	223,637	760,366
		5,534,053
Auto Components — 1.3%
Goodyear Tire & Rubber Co. (The)*	122,917	1,637,254
Modine Manufacturing Co.*	112,473	888,537
Patrick Industries, Inc.	36,050	2,244,113
Superior Industries International, Inc.*	182,013	587,902
		5,357,806
Automobiles — 0.4%
Harley-Davidson, Inc.	48,472	1,766,804
Banks — 2.8%
First Foundation, Inc.	80,787	1,795,087
Hilltop Holdings, Inc.	75,833	1,932,983
Independent Bank Group, Inc.	36,486	2,473,751
Seacoast Banking Corp. of Florida	77,688	2,524,860
Texas Capital Bancshares, Inc.*	49,555	2,545,145
		11,271,826

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Beverages — 0.4%
MGP Ingredients, Inc.	16,916	1,544,938
Reed's, Inc.*	117,127	28,462
		1,573,400
Biotechnology — 0.5%
CareDx, Inc.*	64,406	1,960,519
Building Products — 1.6%
American Woodmark Corp.*	43,128	2,020,547
Apogee Enterprises, Inc.	7,416	326,304
Gibraltar Industries, Inc.*	53,368	2,019,445
PGT Innovations, Inc.*	57,389	1,019,803
Quanex Building Products Corp.	51,256	985,140
		6,371,239
Capital Markets — 2.0%
Ashford, Inc., REIT*	49,314	644,194
B Riley Financial, Inc.	53,848	2,431,775
Evercore, Inc., Class A	21,401	2,263,156
Moelis & Co., Class A	57,758	2,556,369
		7,895,494
Chemicals — 2.6%
AdvanSix, Inc.	33,792	1,505,096
Huntsman Corp.	57,250	1,939,058
Intrepid Potash, Inc.*	5,012	383,819
Livent Corp.*	96,472	2,060,642
LSB Industries, Inc.*	35,147	752,497
Olin Corp.	43,030	2,469,922
Trecora Resources*	74,141	722,133
Tronox Holdings plc, Class A	24,625	423,550
		10,256,717
Commercial Services & Supplies — 2.0%
Heritage-Crystal Clean, Inc.*	74,116	2,023,367
IAA, Inc.*	6,265	229,612
Interface, Inc.	78,440	995,403
Performant Financial Corp.*	341,117	781,158
Quest Resource Holding Corp.*	106,991	586,311

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Commercial Services & Supplies — 2.0% (continued)
Steelcase, Inc., Class A	142,964	1,676,968
VSE Corp.	43,142	1,868,480
		8,161,299
Communications Equipment — 3.2%
ADTRAN, Inc.	65,720	1,142,871
Aviat Networks, Inc.*	65,318	1,953,008
CalAmp Corp.*	247,994	1,356,527
Ceragon Networks Ltd. (Israel)*	210,530	402,112
Comtech Telecommunications Corp.	79,686	1,083,730
Digi International, Inc.*	72,431	1,370,395
DZS, Inc.*	127,767	1,544,703
Infinera Corp.*	222,561	1,711,494
PCTEL, Inc.*	141,707	603,672
Sierra Wireless, Inc. (Canada)*	113,724	1,786,604
		12,955,116
Construction & Engineering — 1.3%
Arcosa, Inc.	37,085	1,985,160
Infrastructure and Energy Alternatives, Inc.*	170,613	1,595,231
Northwest Pipe Co.*	46,608	1,244,900
Orion Group Holdings, Inc.*	98,003	260,688
		5,085,979
Diversified Consumer Services — 1.6%
American Public Education, Inc.*	96,544	1,876,815
Lincoln Educational Services Corp.*	301,026	2,152,336
Regis Corp.*	575,460	776,871
Universal Technical Institute, Inc.*	131,818	1,365,635
Zovio, Inc.*	242,924	177,286
		6,348,943
Diversified Telecommunication Services — 0.1%
Ooma, Inc.*	30,807	395,562
Electrical Equipment — 1.2%
Babcock & Wilcox Enterprises, Inc.*	136,335	1,023,876
EnerSys	27,167	1,778,352
LSI Industries, Inc.	151,271	1,087,638

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Electrical Equipment — 1.2% (continued)
Orion Energy Systems, Inc.*	258,837	696,272
		4,586,138
Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries, Inc.	34,886	2,669,477
Avnet, Inc.	12,164	531,080
Fabrinet (Thailand)*	23,941	2,350,767
II-VI, Inc.*	46,394	2,839,777
Iteris, Inc.*	407,323	1,050,893
TTM Technologies, Inc.*	142,430	1,986,898
VIA Optronics AG, ADR (Germany)*	122,117	517,776
		11,946,668
Energy Equipment & Services — 5.0%
Archrock, Inc.	34,139	297,351
DMC Global, Inc.*	91,438	1,827,846
Helix Energy Solutions Group, Inc.*	154,744	635,998
Helmerich & Payne, Inc.	58,221	2,679,913
Liberty Energy, Inc.*	151,852	2,450,891
Newpark Resources, Inc.*	329,897	1,151,340
NexTier Oilfield Solutions, Inc.*	86,885	958,341
NOV, Inc.	89,341	1,619,752
Oil States International, Inc.*	316,658	2,140,608
ProPetro Holding Corp.*	123,391	1,744,749
RPC, Inc.*	190,249	1,967,175
US Silica Holdings, Inc.*	123,035	2,285,990
		19,759,954
Entertainment — 0.6%
Lions Gate Entertainment Corp., Class A*	161,722	2,181,630
Marcus Corp. (The)*	17,643	277,524
		2,459,154
Equity Real Estate Investment Trusts (REITs) — 4.8%
Alexander & Baldwin, Inc.	89,975	1,907,470
Armada Hoffler Properties, Inc.	127,377	1,725,958
Braemar Hotels & Resorts, Inc.	325,455	1,972,257
Chatham Lodging Trust*	144,339	2,072,708

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) — 4.8% (continued)
Diversified Healthcare Trust	567,284	1,276,389
Macerich Co. (The)	65,393	820,682
Park Hotels & Resorts, Inc.	95,178	1,875,959
Pebblebrook Hotel Trust	41,781	1,020,292
Physicians Realty Trust	128,494	2,202,387
Tanger Factory Outlet Centers, Inc.	140,998	2,274,298
Whitestone REIT	178,825	2,172,724
		19,321,124
Food & Staples Retailing — 0.7%
Chefs' Warehouse, Inc. (The)*	43,988	1,609,961
Natural Grocers by Vitamin Cottage, Inc.	52,222	1,064,806
		2,674,767
Food Products — 1.5%
Alico, Inc.	41,479	1,645,472
Ingredion, Inc.	19,178	1,632,240
Real Good Food Co., Inc. (The)*	157,057	1,124,528
Utz Brands, Inc.	108,362	1,530,071
		5,932,311
Health Care Equipment & Supplies — 2.6%
Artivion, Inc.*	74,083	1,503,144
Bioventus, Inc., Class A*	169,044	2,033,599
Neuronetics, Inc.*	247,169	603,093
Ortho Clinical Diagnostics Holdings plc*	92,690	1,632,271
Orthofix Medical, Inc.*	78,986	2,448,566
SeaSpine Holdings Corp.*	65,492	609,731
Sientra, Inc.*	422,091	599,369
Tactile Systems Technology, Inc.*	47,457	801,074
		10,230,847
Health Care Providers & Services — 5.1%
Acadia Healthcare Co., Inc.*	19,820	1,345,382
AdaptHealth Corp.*	106,204	1,344,543
Addus HomeCare Corp.*	7,702	649,124
Brookdale Senior Living, Inc.*	374,015	2,311,413
Community Health Systems, Inc.*	259,482	1,990,227

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Health Care Providers & Services — 5.1% (continued)
Cross Country Healthcare, Inc.*	39,772	745,327
Option Care Health, Inc.*	28,310	845,903
Owens & Minor, Inc.	65,822	2,336,023
Patterson Cos., Inc.	47,380	1,457,883
Pennant Group, Inc. (The)*	79,285	1,299,481
RadNet, Inc.*	69,579	1,356,790
Select Medical Holdings Corp.	119,115	2,693,190
Surgery Partners, Inc.*	38,451	1,967,153
		20,342,439
Hotels, Restaurants & Leisure — 2.9%
BJ's Restaurants, Inc.*	62,851	1,746,629
Cheesecake Factory, Inc. (The)*	53,139	1,961,361
Chuy's Holdings, Inc.*	101,935	2,549,394
Drive Shack, Inc.*	689,565	848,165
Noodles & Co.*	142,428	793,324
Potbelly Corp.*	174,383	1,123,027
Ruth's Hospitality Group, Inc.	45,663	957,553
Six Flags Entertainment Corp.*	37,357	1,429,652
		11,409,105
Household Durables — 3.7%
Beazer Homes USA, Inc.*	125,286	1,889,313
Cavco Industries, Inc.*	8,856	2,092,230
Century Communities, Inc.	36,077	1,901,979
Dixie Group, Inc. (The)*	123,887	341,928
LGI Homes, Inc.*	22,528	2,111,099
Skyline Champion Corp.*	32,891	1,678,756
Sonos, Inc.*	30,057	685,901
Toll Brothers, Inc.	40,170	1,862,683
Traeger, Inc.*	167,218	1,001,636
Tri Pointe Homes, Inc.*	55,594	1,149,128
		14,714,653
Insurance — 1.5%
HCI Group, Inc.	43,457	2,785,159
Old Republic International Corp.	74,357	1,636,597

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Insurance — 1.5% (continued)
Stewart Information Services Corp.	27,386	1,413,118
		5,834,874
Interactive Media & Services — 0.3%
Cars.com, Inc.*	39,286	436,861
QuinStreet, Inc.*	83,381	792,953
		1,229,814
Internet & Direct Marketing Retail — 0.3%
CarParts.com, Inc.*	178,269	1,067,831
Leisure Products — 0.3%
Callaway Golf Co.*	55,497	1,217,604
Machinery — 3.3%
Astec Industries, Inc.	14,620	571,642
Blue Bird Corp.*	53,281	854,094
CIRCOR International, Inc.*	86,782	1,705,266
Columbus McKinnon Corp.	50,568	1,792,636
EnPro Industries, Inc.	19,175	1,787,302
Luxfer Holdings plc (United Kingdom)	49,169	793,588
Manitex International, Inc.*	92,083	710,881
Park-Ohio Holdings Corp.	111,702	1,071,222
Shyft Group, Inc. (The)	16,725	425,986
Trinity Industries, Inc.	60,374	1,674,775
Wabash National Corp.	134,772	1,928,587
		13,315,979
Marine — 0.1%
Diana Shipping, Inc. (Greece)	108,846	507,222
Media — 0.1%
Marchex, Inc., Class B*	289,814	504,276
Metals & Mining — 2.4%
Carpenter Technology Corp.	53,871	2,056,795
Century Aluminum Co.*	10,082	170,083
Commercial Metals Co.	40,069	1,642,829
Ferroglobe plc*	166,218	1,072,106
Haynes International, Inc.	32,409	1,266,544
Hecla Mining Co.	359,473	1,872,854

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Metals & Mining — 2.4% (continued)
Olympic Steel, Inc.	23,549	808,437
TimkenSteel Corp.*	30,241	625,082
		9,514,730
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Corp.	90,622	1,032,185
Oil, Gas & Consumable Fuels — 4.6%
Alto Ingredients, Inc.*	390,215	2,251,541
Ardmore Shipping Corp. (Ireland)*	166,615	1,038,011
Chesapeake Energy Corp.	19,961	1,637,201
Dorian LPG Ltd.	93,555	1,377,130
Earthstone Energy, Inc., Class A*	189,783	2,560,173
Matador Resources Co.	44,426	2,168,877
Navigator Holdings Ltd.*	190,527	2,480,662
PBF Energy, Inc., Class A*	100,087	2,908,528
SM Energy Co.	59,327	2,107,888
		18,530,011
Paper & Forest Products — 0.1%
Glatfelter Corp.	35,333	388,663
Pharmaceuticals — 0.9%
Pacira BioSciences, Inc.*	37,540	2,799,358
Societal CDMO, Inc.*	697,724	948,904
		3,748,262
Professional Services — 0.5%
GEE Group, Inc.*	752,429	479,674
TrueBlue, Inc.*	64,537	1,650,211
		2,129,885
Real Estate Management & Development — 0.2%
Realogy Holdings Corp.*	73,709	807,851
Road & Rail — 0.9%
Daseke, Inc.*	94,297	792,095
Heartland Express, Inc.	131,796	1,818,785
US Xpress Enterprises, Inc., Class A*	249,518	825,904
		3,436,784
First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment — 5.2%
Alpha & Omega Semiconductor Ltd.*	46,645	2,001,071
Amkor Technology, Inc.	134,419	2,528,421
Amtech Systems, Inc.*	67,922	618,770
Axcelis Technologies, Inc.*	6,272	341,510
Cohu, Inc.*	84,895	2,254,811
Diodes, Inc.*	8,363	610,750
FormFactor, Inc.*	48,469	1,847,154
Ichor Holdings Ltd.*	68,659	1,998,664
inTEST Corp.*	164,490	1,304,406
Kulicke & Soffa Industries, Inc. (Singapore)	45,471	2,110,309
NeoPhotonics Corp.*	39,386	596,304
Onto Innovation, Inc.*	12,431	884,341
Ultra Clean Holdings, Inc.*	59,225	1,846,043
Veeco Instruments, Inc.*	83,410	1,911,757
		20,854,311
Software — 1.8%
A10 Networks, Inc.	50,604	722,625
Avaya Holdings Corp.*	91,639	847,661
Everbridge, Inc.*	34,414	1,483,243
InterDigital, Inc.	12,555	713,752
Kaleyra, Inc. (Italy)*	232,984	1,358,297
SecureWorks Corp., Class A*	173,513	1,915,583
		7,041,161
Specialty Retail — 3.5%
Academy Sports & Outdoors, Inc.	41,702	1,557,987
America's Car-Mart, Inc.*	33,068	2,673,548
Conn's, Inc.*	143,574	2,246,933
Container Store Group, Inc. (The)*	156,141	1,194,479
Kirkland's, Inc.*	75,051	542,619
Lithia Motors, Inc.	2,694	762,752
LL Flooring Holdings, Inc.*	76,230	1,052,736
Sonic Automotive, Inc., Class A	19,781	841,681
Sportsman's Warehouse Holdings, Inc.*	178,989	1,720,084
Zumiez, Inc.*	38,446	1,408,277
		14,001,096

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods — 1.2%
Lakeland Industries, Inc.*	45,270	732,468
Skechers USA, Inc., Class A*	51,220	1,961,726
Unifi, Inc.*	135,689	1,990,558
		4,684,752
Thrifts & Mortgage Finance — 1.9%
Axos Financial, Inc.*	55,706	2,110,143
MGIC Investment Corp.	75,872	990,888
NMI Holdings, Inc., Class A*	49,345	906,961
Radian Group, Inc.	51,500	1,101,585
Walker & Dunlop, Inc.	21,261	2,546,218
		7,655,795
Trading Companies & Distributors — 3.2%
Air Lease Corp.	72,961	2,938,869
Herc Holdings, Inc.	19,236	2,458,746
NOW, Inc.*	102,976	1,122,438
Titan Machinery, Inc.*	67,176	1,584,010
Univar Solutions, Inc.*	72,919	2,123,401
WESCO International, Inc.*	19,553	2,410,103
		12,637,567
Total Common Stocks (Cost $391,719,988)		360,439,502
Master Limited Partnerships — 0.4%
Trading Companies & Distributors — 0.4%
Fortress Transportation and Infrastructure Investors LLC (Cost $1,840,239)	75,745	1,627,760
	Number of Rights
Rights — 0.0% (a)
IT Services — 0.0% (a)
Flexion, Inc., CVR*‡ (Cost $27,801)	44,841	—

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments — 10.0%
Investment Companies — 10.0%
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.32%, (b) (Cost $39,753,936)	39,753,936	39,753,936
Total Investments — 100.8% (Cost $433,341,964)		401,821,198
Liabilities in Excess of Other Assets — (0.8%)		(3,050,631)
Net Assets — 100.0%		398,770,567

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents less than 0.05% of net assets.

(b)  Represents 7-day effective yield as of April 30, 2022.

Abbreviations

ADR  — American Depositary Receipt

CVR  — Contingent Value Rights

REIT  — Real Estate Investment Trust

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,036,383
Aggregate gross unrealized depreciation	(48,557,149)
Net unrealized depreciation	$(31,520,766)
Federal income tax cost	$433,341,964

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

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First Eagle Global Real Assets Fund

Fund Overview

Data as of April 30, 2022 (unaudited)

Investment Objective

The First Eagle Global Real Assets Fund seeks long-term growth of capital.

Average Annual Returns^ (%)		For the Period 11/30/21† – 4/30/22
First Eagle Global Real Assets Fund	Class I	3.90
MSCI World Index		-9.32
Consumer Price Index +400bps		3.70

Asset Allocation* (%)

Sectors* (%)
Materials	22.1
Real Estate	20.3
Energy	20.2
Industrials	10.1
Commodities	9.8
Utilities	6.8
Consumer Discretionary	3.4
Communication Services	1.8
Investment Funds	1.5
Health Care	1.0
Consumer Staples	1.0
Short-Term Investments	2.0

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

†  Commencement of operations.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

**  Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less, long-term commercial paper (0.0% of total investments) that settles in 91 days or greater and other short-term investments (2.0% of total investments), such as U.S treasury bills or money market funds.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Real Assets Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	9.8
Nutrien Ltd. (Chemicals, Canada)	2.8
Chevron Corp. (Oil, Gas & Consumable Fuels, United States)	2.7
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.6
American Homes 4 Rent (Equity Real Estate Investment Trusts (REITs), United States)	2.4
Schlumberger NV (Energy Equipment & Services, United States)	2.3
United Utilities Group plc (Water Utilities, United Kingdom)	2.3
Glencore plc (Metals & Mining, Australia)	2.2
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	2.1
NOV, Inc. (Energy Equipment & Services, United States)	2.1
Total	31.3

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

  Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 84.3%
Australia — 2.2%
Glencore plc*	34,433	212,165
Belgium — 0.7%
Shurgard Self Storage SA	1,182	68,398
Brazil — 1.0%
Wheaton Precious Metals Corp.	2,135	95,694
Canada — 11.0%
Barrick Gold Corp.	3,409	76,027
Canadian National Railway Co.	1,317	154,884
Canadian Pacific Railway Ltd.	1,820	133,130
Franco-Nevada Corp.	967	146,241
Imperial Oil Ltd.	4,115	207,183
Nutrien Ltd.	2,768	272,006
StorageVault Canada, Inc.	14,240	74,268
		1,063,739
Faroe Islands — 1.1%
Bakkafrost P/F*	1,482	101,751
France — 0.9%
Air Liquide SA	510	88,234
Germany — 0.9%
FUCHS PETROLUB SE (Preference)	2,786	87,874
Hong Kong — 3.4%
CK Asset Holdings Ltd.	21,500	145,752
Hongkong Land Holdings Ltd.	29,700	138,549
Hysan Development Co. Ltd.	16,000	47,203
		331,504
Ireland — 1.1%
CRH plc	2,716	107,349
Israel — 1.1%
ICL Group Ltd.	9,803	107,539
Japan — 4.0%
Kansai Paint Co. Ltd.	3,300	45,447
Komatsu Ltd.	8,700	195,807
Mitsubishi Estate Co. Ltd.	5,400	78,660
Shin-Etsu Chemical Co. Ltd.	500	68,717
		388,631

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Mexico — 1.3%
Grupo Mexico SAB de CV, Series B	26,288	123,050
Netherlands — 1.0%
Shell plc	3,535	95,447
Russia — 0.0% (a)
Alrosa PJSC‡	48,132	—
Singapore — 1.7%
UOL Group Ltd.*	30,900	162,366
South Africa — 1.7%
Anglo American plc	3,804	168,483
Spain — 1.6%
Aena SME SA* (b)	1,123	159,364
United Kingdom — 6.1%
Berkeley Group Holdings plc*	1,646	83,479
Big Yellow Group plc, REIT	3,506	63,360
Great Portland Estates plc, REIT	4,688	39,820
Severn Trent plc	4,679	183,892
United Utilities Group plc	15,387	221,118
		591,669
United States — 43.5%
American Homes 4 Rent, Class A, REIT	5,881	232,946
Ball Corp.	564	45,774
Boston Properties, Inc., REIT	796	93,610
Caterpillar, Inc.	427	89,901
Charter Communications, Inc., Class A*	261	111,836
Chevron Corp.	1,700	266,339
Comcast Corp., Class A	1,634	64,968
Cummins, Inc.	380	71,892
Deere & Co.	214	80,796
Douglas Emmett, Inc., REIT	4,727	139,257
DR Horton, Inc.	1,046	72,791
EOG Resources, Inc.	642	74,960
Equinix, Inc., REIT	172	123,682
Equity Residential, REIT	2,240	182,560

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
United States — 43.5% (continued)
Exxon Mobil Corp.	2,926	249,441
HCA Healthcare, Inc.	475	101,911
Home Depot, Inc. (The)	576	173,030
IDACORP, Inc.	928	97,607
Martin Marietta Materials, Inc.	112	39,673
Mid-America Apartment Communities, Inc., REIT	704	138,463
National Energy Services Reunited Corp.*	9,548	63,876
Newmont Corp.	1,115	81,228
NOV, Inc.	11,312	205,087
Phillips 66	1,455	126,236
PPG Industries, Inc.	724	92,665
Royal Gold, Inc.	1,235	161,143
RPM International, Inc.	1,657	137,365
SBA Communications Corp., REIT	579	200,977
Schlumberger NV	5,745	224,112
Terreno Realty Corp., REIT	708	51,507
UGI Corp.	4,828	165,600
Union Pacific Corp.	418	97,933
Williams Cos., Inc. (The)	4,768	163,495
		4,222,661
Total Common Stocks (Cost $8,090,019)		8,175,918
	Ounces
Commodities — 9.8%
Gold bullion* (Cost $893,007)	501	949,743
	Shares
Master Limited Partnerships — 3.0%
United States — 3.0%
Enterprise Products Partners LP	5,882	152,403
Magellan Midstream Partners LP	2,849	138,034
Total Master Limited Partnerships (Cost $262,412)		290,437

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | April 30, 2022 (unaudited)

Investments	Shares	Value ($)
Exchange Traded Funds — 1.5%
United States iShares Gold Trust* (Cost $133,938)	3,926	141,493
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.32% (c)(Cost $197,550)	197,550	197,550
Total Investments — 100.6% (Cost $9,576,926)		9,755,141
Liabilities in Excess of Other Assets — (0.6)%		(56,551)
Net Assets — 100.0%		9,698,590

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents less than 0.05% of net assets.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  Represents 7-day effective yield as of April 30, 2022.

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$792,932
Aggregate gross unrealized depreciation	(614,717)
Net unrealized appreciation	$178,215
Federal income tax cost	$9,576,926

Abbreviations

PJSC  — Public Joint Stock Company

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Assets and Liabilities

	First Eagle Global Fund*	First Eagle Overseas Fund*
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$28,613,871,667	$8,596,423,175
Investments in affiliates	2,071,475,812	356,119,085
Gold bullion	3,015,662,623	721,634,121
Silver bullion	—	—
Investments, at Value (Note 1)
Investments in non-affiliates	39,614,561,564	10,799,033,683
Investments in affiliates	2,241,328,800	491,056,387
Gold bullion	5,402,173,511	1,462,847,909
Silver bullion	—	—
Cash	—	—
Unrealized appreciation on forward foreign currency exchange contracts	29,587,190	16,450,417
Receivable for investment securities sold	3,644,705	1,495,573
Foreign tax reclaims receivable	33,988,046	20,080,668
Receivable for Fund shares sold	72,761,655	14,234,327
Accrued interest and dividends receivable	114,860,824	68,244,781
Investment for trustee deferred compensation plan (Note 2)	5,992,071	3,582,502
Other assets	17,072,592	127,706
Total Assets	47,535,970,958	12,877,153,953
Liabilities
Investment advisory fees payable (Note 2)	30,505,412	8,219,663
Due to custodian	608,543	295,778
Payable for investment securities purchased	7,567,609	2,996,184
Distribution fees payable (Note 3)	4,427,434	439,588
Administrative fees payable (Note 2)	770,938	237,636
Trustee deferred compensation plan (Note 2)	5,992,071	3,582,502
Service fees payable (Note 3)	474,585	27,717
Trustee fees payable	297,641	62,020
IRS compliance fees for foreign withholding tax claims payable	20,941,890	34,796,781
Unrealized depreciation on forward foreign currency exchange contracts	4,205,880	2,482,399
Payable for Fund shares redeemed	24,819,666	8,655,853
Accrued expenses and other liabilities	12,743,990	4,683,348
Total Liabilities	113,355,659	66,479,469
Net Assets	$47,422,615,299	$12,810,674,484
Net Assets Consist of
Capital stock (par value, $0.001 per share)	772,443	525,487
Capital surplus	33,181,002,282	10,026,409,571
Total distributable earnings (losses)	14,240,840,574	2,783,739,426
Net Assets	$47,422,615,299	$12,810,674,484

First Eagle Funds | Semiannual Report | April 30, 2022

April 30, 2022 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$664,559,708	$1,068,567,928
Investments in affiliates	—	44,731,275
Gold bullion	79,442,806	348,240,639
Silver bullion	—	41,203,976
Investments, at Value (Note 1)
Investments in non-affiliates	1,071,985,479	1,582,113,418
Investments in affiliates	—	77,837,278
Gold bullion	139,441,063	499,685,038
Silver bullion	—	63,204,377
Cash	—	3,730
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	—	119,771,298
Foreign tax reclaims receivable	—	—
Receivable for Fund shares sold	1,746,076	8,502,978
Accrued interest and dividends receivable	1,106,825	1,026,895
Investment for trustee deferred compensation plan (Note 2)	3,991,184	249,716
Other assets	80,331	93,311
Total Assets	1,218,350,958	2,352,488,039
Liabilities
Investment advisory fees payable (Note 2)	785,226	1,508,032
Due to custodian	46,864	—
Payable for investment securities purchased	9,709	40,697,230
Distribution fees payable (Note 3)	155,005	232,766
Administrative fees payable (Note 2)	80,208	79,384
Trustee deferred compensation plan (Note 2)	3,991,184	249,716
Service fees payable (Note 3)	9,675	31,670
Trustee fees payable	15,849	3,367
IRS compliance fees for foreign withholding tax claims payable	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	321,195	17,416,212
Accrued expenses and other liabilities	477,311	827,691
Total Liabilities	5,892,226	61,046,068
Net Assets	$1,212,458,732	$2,291,441,971
Net Assets Consist of
Capital stock (par value, $0.001 per share)	61,594	93,208
Capital surplus	678,594,591	2,287,714,785
Total distributable earnings (losses)	533,802,547	3,633,978
Net Assets	$1,212,458,732	$2,291,441,971

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Assets and Liabilities (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
Class A
Net assets	$13,989,835,880		$1,665,722,711
Shares outstanding	228,372,469		69,779,448
Net asset value per share and redemption proceeds per share	$61.26		$23.87
Offering price per share (NAV per share plus maximum sales charge)**	$64.48	(1)	$25.13	(1)
Class C
Net assets	$2,168,961,400		$126,795,907
Shares outstanding	36,770,191		5,553,287
Net asset value per share and redemption proceeds per share	58.99		22.83
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$58.40		$22.60
Class I
Net assets	$29,154,903,803		$9,591,075,895
Shares outstanding	473,090,155		391,852,031
Net asset value per share and redemption proceeds per share	$61.63		$24.48
Class R3
Net assets	$7,979,759		$427,253
Shares outstanding	130,292		17,514
Net asset value per share and redemption proceeds per share	$61.25		$24.39
Class R4
Net assets	$2,472,624		$20,521,444
Shares outstanding	40,149		840,660
Net asset value per share and redemption proceeds per share	$61.59		$24.41
Class R5
Net assets	$105,950		$37,541
Shares outstanding	1,744		1,540
Net asset value per share and redemption proceeds per share	$60.76		$24.39
Class R6
Net assets	$2,098,355,883		$1,406,093,733
Shares outstanding	34,038,032		57,442,455
Net asset value per share and redemption proceeds per share	$61.65		$24.48

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

**  A contingent deferred sales charge (CDSC) of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I, R3, R4, R5 and R6 have no front-end sales charges.

(2)  The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

April 30, 2022 (unaudited)

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
Class A
Net assets	$582,995,867		$625,681,734
Shares outstanding	29,868,400		25,819,235
Net asset value per share and redemption proceeds per share	$19.52		$24.23
Offering price per share (NAV per share plus maximum sales charge)**	$20.55	(1)	$25.51	(1)
Class C
Net assets	$43,411,122		$143,852,768
Shares outstanding	2,345,661		6,512,237
Net asset value per share and redemption proceeds per share	18.51		22.09
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$18.32		$21.87
Class I
Net assets	$559,744,276		$1,391,151,213
Shares outstanding	28,061,177		55,654,684
Net asset value per share and redemption proceeds per share	$19.95		$25.00
Class R3
Net assets	$68,314		$1,147,226
Shares outstanding	3,432		46,069
Net asset value per share and redemption proceeds per share	$19.90		$24.90
Class R4
Net assets	$12,376		$1,686,584
Shares outstanding	622		67,283
Net asset value per share and redemption proceeds per share	$19.90		$25.07
Class R5
Net assets	$79,944		$714,575
Shares outstanding	4,018		28,560
Net asset value per share and redemption proceeds per share	$19.89		$25.02
Class R6
Net assets	$26,146,833		$127,207,871
Shares outstanding	1,310,962		5,079,546
Net asset value per share and redemption proceeds per share	$19.94		$25.04

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$1,162,201,281	$209,836,518
Gold bullion	69,667,432	—
Investments, at Value (Note 1)
Investments in non-affiliates	1,234,795,472	196,079,311
Gold bullion	106,944,792	—
Cash	—	47,500
Unrealized appreciation on forward foreign currency exchange contracts	955,341	—
Receivable for investment securities sold	768,352	—
Foreign tax reclaims receivable	2,222,413	—
Receivable for Fund shares sold	25,176,127	49,030
Accrued interest and dividends receivable	9,263,459	2,868,152
Due from custodian	—	—
Investment for trustee deferred compensation plan (Note 2)	643,290	258,821
Other assets	9,594	1,926
Total Assets	1,380,778,840	199,304,740
Liabilities
Investment advisory fees payable (Note 2)	848,601	75,016
Option contracts written, at value (premiums received $1,035,894, $—, $— and $—, respectively)	948,052	—
Due to custodian	—	—
Payable for investment securities purchased	2,265,732	—
Distribution fees payable (Note 3)	189,305	22,865
Administrative fees payable (Note 2)	56,575	8,335
Trustee deferred compensation plan (Note 2)	643,290	258,821
Service fees payable (Note 3)	27,833	2,283
Trustee fees payable	11,249	1,745
IRS compliance fees for foreign withholding tax claims payable	276,252	—
Payable for distributions to shareholders	474,105	105,033
Unrealized depreciation on forward foreign currency exchange contracts	162,614	—
Payable for Fund shares redeemed	1,408,195	296,190
Accrued expenses and other liabilities	458,746	259,913
Total Liabilities	7,770,549	1,030,201
Net Assets	$1,373,008,291	$198,274,539
Net Assets Consist of
Capital stock (par value, $0.001 per share)	109,985	24,087
Capital surplus	1,252,763,810	325,989,728
Total distributable earnings (losses)	120,134,496	(127,739,276)
Net Assets	$1,373,008,291	$198,274,539

First Eagle Funds | Semiannual Report | April 30, 2022

April 30, 2022 (unaudited)

	First Eagle Fund of America	First Eagle Small Cap Opportunity Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$388,498,088	$433,341,964
Gold bullion	—	—
Investments, at Value (Note 1)
Investments in non-affiliates	429,264,683	401,821,198
Gold bullion	—	—
Cash	—	88
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	—	682,023
Foreign tax reclaims receivable	73,996	—
Receivable for Fund shares sold	75,171	5,012,962
Accrued interest and dividends receivable	104,486	70,251
Due from custodian	—	121,848
Investment for trustee deferred compensation plan (Note 2)	1,712,128	—
Other assets	80,775	69,058
Total Assets	431,311,239	407,777,428
Liabilities
Investment advisory fees payable (Note 2)	187,939	266,211
Option contracts written, at value (premiums received $1,035,894, $—, $— and $—, respectively)	—	—
Due to custodian	29,904	—
Payable for investment securities purchased	—	8,563,169
Distribution fees payable (Note 3)	77,616	5,671
Administrative fees payable (Note 2)	51,540	262
Trustee deferred compensation plan (Note 2)	1,712,128	—
Service fees payable (Note 3)	5,318	—
Trustee fees payable	28,180	—
IRS compliance fees for foreign withholding tax claims payable	—	—
Payable for distributions to shareholders	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	345,384	168,130
Accrued expenses and other liabilities	623,941	3,418
Total Liabilities	3,061,950	9,006,861
Net Assets	$428,249,289	$398,770,567
Net Assets Consist of
Capital stock (par value, $0.001 per share)	19,676	44,289
Capital surplus	367,076,315	430,058,572
Total distributable earnings (losses)	61,153,298	(31,332,294)
Net Assets	$428,249,289	$398,770,567

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
Class A
Net assets	$510,398,117		$76,679,128
Shares outstanding	40,806,538		9,317,338
Net asset value per share and redemption proceeds per share	$12.51		$8.23
Offering price per share (NAV per share plus maximum sales charge)*	$13.17	(1)	$8.62	(2)
Class C
Net assets	$128,625,126		$10,064,870
Shares outstanding	10,209,117		1,224,028
Net asset value per share and redemption proceeds per share	12.60		8.22
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$12.47		$8.14
Class I
Net assets	$698,412,915		$110,114,459
Shares outstanding	56,106,774		13,373,286
Net asset value per share and redemption proceeds per share	$12.45		$8.23
Class R3
Net assets	$59,756		$436,570
Shares outstanding	4,781		52,995
Net asset value per share and redemption proceeds per share	$12.50		$8.24
Class R4
Net assets	$27,602		$10,314
Shares outstanding	2,214		1,252
Net asset value per share and redemption proceeds per share	$12.46		$8.24
Class R5
Net assets	$11,524		$10,460
Shares outstanding	925		1,271
Net asset value per share and redemption proceeds per share	$12.47		$8.23
Class R6
Net assets	$35,473,251		$958,738
Shares outstanding	2,854,186		116,435
Net asset value per share and redemption proceeds per share	$12.43		$8.23

*  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. With respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I, R3, R4, R5 and R6 have no front-end sales charges.

(2)  The maximum sales charge is 4.50% for Class A shares. Classes C, I, R3, R4, R5 and R6 have no front-end sales charges.

(3)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

April 30, 2022 (unaudited)

	First Eagle Fund of America		First Eagle Small Cap Opportunity Fund
Class A
Net assets	$283,030,820		$26,828,269
Shares outstanding	12,763,195		2,984,409
Net asset value per share and redemption proceeds per share	$22.18		$8.99
Offering price per share (NAV per share plus maximum sales charge)*	$23.34	(1)	$9.46	(1)
Class C
Net assets	$23,489,071		$—
Shares outstanding	1,698,420		—
Net asset value per share and redemption proceeds per share	13.83		—
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$13.69		$—
Class I
Net assets	$115,874,309		$370,468,178
Shares outstanding	4,963,398		41,140,942
Net asset value per share and redemption proceeds per share	$23.35		$9.00
Class R3
Net assets	$54,675		$—
Shares outstanding	2,360		—
Net asset value per share and redemption proceeds per share	$23.17		$—
Class R4
Net assets	$11,206		$—
Shares outstanding	480		—
Net asset value per share and redemption proceeds per share	$23.32		$—
Class R5
Net assets	$11,238		$—
Shares outstanding	481		—
Net asset value per share and redemption proceeds per share	$23.33		$—
Class R6
Net assets	$5,777,970		$1,474,120
Shares outstanding	247,513		163,640
Net asset value per share and redemption proceeds per share	$23.34		$9.01

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Assets and Liabilities (continued)

April 30, 2022 (unaudited)

First Eagle Global Real Assets Fund*
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$8,683,919
Gold bullion	893,007
Investments, at Value (Note 1)
Investments in non-affiliates	8,805,398
Gold bullion	949,743
Receivable for investment securities sold	14,263
Foreign tax reclaims receivable	890
Receivable for Fund shares sold	4,040
Accrued interest and dividends receivable	22,595
Other assets	39,405
Total Assets	9,836,334
Liabilities
Investment advisory fees payable (Note 2)	5,429
Payable for investment securities purchased	53,399
Distribution fees payable (Note 3)	226
Administrative fees payable (Note 2)	264
Accrued expenses and other liabilities	78,426
Total Liabilities	137,744
Net Assets	$9,698,590
Net Assets Consist of
Capital stock (par value, $0.001 per share)	933
Capital surplus	9,425,252
Total distributable earnings (losses)	272,405
Net Assets	$9,698,590

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Assets and Liabilities (continued)

April 30, 2022 (unaudited)

	First Eagle Global Real Assets Fund*
Class A
Net assets	$1,046,017
Shares outstanding	100,749
Net asset value per share and redemption proceeds per share	$10.38
Offering price per share (NAV per share plus maximum sales charge)**	$10.93	(1)
Class I
Net assets	$7,573,783
Shares outstanding	728,700
Net asset value per share and redemption proceeds per share	$10.39
Class R6
Net assets	$1,078,790
Shares outstanding	103,799
Net asset value per share and redemption proceeds per share	$10.39

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.,.

**  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes I, and R6 have no front-end sales charges.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Operations

	First Eagle Global Fund*	First Eagle Overseas Fund*
Investment Income
Interest (net of $289,525, $96,277, $— and $— foreign taxes withheld)	$19,285,123	$6,939,918
Dividends from:
Non-affiliates (net of $24,632,517, $14,083,252, $46,526 and $1,133,867 foreign taxes withheld)	441,364,028	137,306,440
Affiliated issuers (net of $135,036, $4,791,340 and $—, $141,386 foreign taxes withheld)	15,064,587	12,005,407
Total Income	475,713,738	156,251,765
Expenses
Investment advisory fees (Note 2)	183,837,446	51,785,420
Distributions fees (Note 3)
Class A	18,309,532	2,227,449
Class C	9,128,416	542,140
Class R3	6,070	497
Class R4	1,130	6,450
Shareholder servicing agent fees	18,459,449	6,054,808
Service fees (Note 3)
Class C	3,042,805	180,713
Class R3	2,428	199
Administrative costs (Note 2)	1,841,712	682,591
Professional fees	455,805	325,309
Custodian and accounting fees	3,512,461	1,440,181
Shareholder reporting fees	511,710	163,625
Trustees' fees	708,174	222,228
Registration and filing fees	291,149	196,622
Other expenses	494,089	153,161
Total Expenses	240,602,376	63,981,393
Expense waiver (Note 2)	—	—
Net Expenses	240,602,376	63,981,393
Net Investment Income (Note 1)	235,111,362	92,270,372
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	1,386,214,942	388,407,695
Transactions from investments in affiliates	10,240,752	—
Commodity related transactions	—	46,148,683
Settlement of foreign currency and foreign currency transactions	(2,722,728)	(1,182,142)
Settlement of forward foreign currency exchange contracts	31,568,907	17,251,910
	1,425,301,873	450,626,146

First Eagle Funds | Semiannual Report | April 30, 2022

April 30, 2022 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Investment Income
Interest (net of $289,525, $96,277, $— and $— foreign taxes withheld)	$123,373	$215,547
Dividends from:
Non-affiliates (net of $24,632,517, $14,083,252, $46,526 and $1,133,867 foreign taxes withheld)	11,128,533	13,151,470
Affiliated issuers (net of $135,036, $4,791,340 and $—, $141,386 foreign taxes withheld)	—	801,186
Total Income	11,251,906	14,168,203
Expenses
Investment advisory fees (Note 2)	4,721,169	8,263,077
Distributions fees (Note 3)
Class A	766,655	745,260
Class C	186,580	535,207
Class R3	88	1,510
Class R4	7	710
Shareholder servicing agent fees	444,545	1,147,977
Service fees (Note 3)
Class C	62,193	178,402
Class R3	35	604
Administrative costs (Note 2)	204,803	227,482
Professional fees	122,061	126,868
Custodian and accounting fees	115,485	362,775
Shareholder reporting fees	19,206	48,748
Trustees' fees	25,864	42,610
Registration and filing fees	48,001	96,119
Other expenses	19,709	28,000
Total Expenses	6,736,401	11,805,349
Expense waiver (Note 2)	(314,754)	—
Net Expenses	6,421,647	11,805,349
Net Investment Income (Note 1)	4,830,259	2,362,854
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	62,259,566	14,048,503
Transactions from investments in affiliates	—	—
Commodity related transactions	—	720,451
Settlement of foreign currency and foreign currency transactions	470	26,968
Settlement of forward foreign currency exchange contracts	—	—
	62,260,036	14,795,922

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Operations (continued)

	First Eagle Global Fund*	First Eagle Overseas Fund*
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $1,126,889, $272,704, $— and $—)	$(3,887,239,755)	$(1,154,832,222)
Investment in affiliates	(54,182,056)	(101,407,987)
Foreign currency and foreign currency translations	(5,555,132)	(3,295,397)
Forward foreign currency exchange contracts	14,385,441	7,839,599
	(3,932,591,502)	(1,251,696,007)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	(2,507,289,629)	(801,069,861)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,272,178,267)	$(708,799,489)

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

April 30, 2022 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $1,126,889, $272,704, $— and $—)	$(113,475,862)	$131,698,466
Investment in affiliates	—	(10,560,965)
Foreign currency and foreign currency translations	—	(32,743)
Forward foreign currency exchange contracts	—	—
	(113,475,862)	121,104,758
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	(51,215,826)	135,900,680
Net Increase (Decrease) in Net Assets Resulting from Operations	$(46,385,567)	$138,263,534

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Investment Income
Interest (net of $9,325, $—, $— and $— foreign taxes withheld)	$4,437,757	$5,571,261
Non-cash interest income from non-affiliates	—	26,143
Non-cash dividend income from non-affiliates	—	—
Dividends from:
Non-affiliates (net of $1,656,474, $—, $78,314 and $— foreign taxes withheld)	18,440,569	70
Total Income	22,878,326	5,597,474
Expenses
Investment advisory fees (Note 2)	5,009,668	490,647
Distributions fees (Note 3)
Class A	622,652	102,268
Class C	537,527	48,556
Class Y	—	—
Class R3	76	546
Class R4	14	5
Shareholder servicing agent fees	417,558	102,189
Service fees (Note 3)
Class C	179,176	16,185
Class R3	31	218
Administrative costs (Note 2)	333,988	54,518
Professional fees	139,621	135,301
Custodian and accounting fees	164,296	73,140
Shareholder reporting fees	16,541	7,795
Trustees' fees	20,246	4,080
Registration and filing fees	80,682	55,738
Other expenses	19,652	9,188
Total Expenses	7,541,728	1,100,374
Expense waiver (Note 2)	—	—
Net Expenses	7,541,728	1,100,374
Net Investment Income (Loss) (Note 1)	15,336,598	4,497,100
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	27,612,558	421,404
Commodity related transactions	781,169	—
Settlement of foreign currency and foreign currency transactions	(52,648)	—
Settlement of forward foreign currency exchange contracts	1,231,233	4,170
Expiration or closing of option contracts written	1,859,719	—
	31,432,031	425,574

First Eagle Funds | Semiannual Report | April 30, 2022

April 30, 2022 (unaudited)

	First Eagle Fund of America	First Eagle Small Cap Opportunity Fund
Investment Income
Interest (net of $9,325, $—, $— and $— foreign taxes withheld)	$6,110	$—
Non-cash interest income from non-affiliates	—	—
Non-cash dividend income from non-affiliates	—	77,206
Dividends from:
Non-affiliates (net of $1,656,474, $—, $78,314 and $— foreign taxes withheld)	3,165,819	1,064,111
Total Income	3,171,929	1,141,317
Expenses
Investment advisory fees (Note 2)	1,256,402	1,055,245
Distributions fees (Note 3)
Class A	308,165	27,650
Class C	117,244	—
Class Y	98,415	—
Class R3	76	—
Class R4	6	—
Shareholder servicing agent fees	270,614	31,308
Service fees (Note 3)
Class C	39,081	—
Class R3	30	—
Administrative costs (Note 2)	200,351	592
Professional fees	175,087	50,578
Custodian and accounting fees	62,357	89,307
Shareholder reporting fees	16,255	2,120
Trustees' fees	16,792	153
Registration and filing fees	58,139	31,250
Other expenses	15,080	2,312
Total Expenses	2,634,094	1,290,515
Expense waiver (Note 2)	(441,474)	(13,235)
Net Expenses	2,192,620	1,277,280
Net Investment Income (Loss) (Note 1)	979,309	(135,963)
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	20,188,588	584,581
Commodity related transactions	—	—
Settlement of foreign currency and foreign currency transactions	(461)	—
Settlement of forward foreign currency exchange contracts	—	—
Expiration or closing of option contracts written	—	—
	20,188,127	584,581

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $213, $—, $— and $—)	$(79,113,689)	$(19,021,585)
Foreign currency and foreign currency translations	(271,488)	—
Forward foreign currency exchange contracts	368,551	(4,170)
Option contracts written	236,783	—
	(78,779,843)	(19,025,755)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	(47,347,812)	(18,600,181)
Net Decrease in Net Assets Resulting from Operations	$(32,011,214)	$(14,103,081)

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

April 30, 2022 (unaudited)

	First Eagle Fund of America	First Eagle Small Cap Opportunity Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $213, $—, $— and $—)	$(100,116,474)	$(32,730,595)
Foreign currency and foreign currency translations	(2,102)	—
Forward foreign currency exchange contracts	—	—
Option contracts written	—	—
	(100,118,576)	(32,730,595)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	(79,930,449)	(32,146,014)
Net Decrease in Net Assets Resulting from Operations	$(78,951,140)	$(32,281,977)

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Operations (continued)

April 30, 2022
(unaudited)

First Eagle Global Real Assets Fund*
For the Period of 11/30/21† - 4/30/22
Investment Income
Dividends from:
Non-affiliates (net of $3,280 foreign taxes withheld)	$91,307
Total Income	91,307
Expenses
Investment advisory fees (Note 2)	24,824
Distributions fees (Note 3)
Class A	1,094
Shareholder servicing agent fees	396
Service fees (Note 3)
Administrative costs (Note 2)	676
Professional fees	58,649
Custodian and accounting fees	43,922
Shareholder reporting fees	700
Trustees' fees	210
Registration and filing fees	18,649
Other expenses	1,988
Total Expenses	151,108
Expense waiver (Note 2)	(117,503)
Net Expenses	33,605
Net Investment Income (Note 1)	57,702
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	40,339
Settlement of foreign currency and foreign currency transactions	(3,478)
36,861
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $—)	178,215
Foreign currency and foreign currency translations	(373)
177,842
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	214,703
Net Increase in Net Assets Resulting from Operations	$272,405

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Assets Cayman Fund, Ltd.,.

†  Commencement of operations.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

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Statements of Changes in Net Assets

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Operations
Net investment income	$235,111,362	$553,637,335	$92,270,372	$215,668,996
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions	1,425,301,873	2,129,762,697	450,626,146	348,615,395
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	(3,932,591,502)	8,135,117,030	(1,251,696,007)	1,691,859,962
Net increase (decrease) in net assets resulting from operations	(2,272,178,267)	10,818,517,062	(708,799,489)	2,256,144,353
Distributions to Shareholders
Distributable earnings:
Class A	(887,753,790)	(315,110,484)	(102,137,339)	(3,992,024)
Class C	(132,799,923)	(59,920,144)	(7,259,256)	—
Class I	(1,844,356,025)	(697,013,867)	(614,760,402)	(50,625,638)
Class R3	(67,026)	(90,445)	(19,902)	(397)
Class R4	(120,800)	(60,986)	(576,641)	(42,486)
Class R5	(6,724)	(171)	(3,821)	(49)
Class R6	(131,255,084)	(45,909,407)	(88,673,786)	(7,148,037)
Decrease in net assets resulting from distributions	(2,996,359,372)	(1,118,105,504)	(813,431,147)	(61,808,631)
Fund Share Transactions
Class A
Net proceeds from shares sold	720,024,582	1,958,094,631	100,676,361	271,060,705
Net asset value of shares issued for reinvested dividends and distributions	771,492,480	270,175,856	93,004,480	3,615,181
Cost of shares redeemed	(1,043,327,214)	(2,069,167,872)	(227,229,160)	(417,274,314)
Increase (decrease) in net assets from Fund share transactions	448,189,848	159,102,615	(33,548,319)	(142,598,428)
Class C
Net proceeds from shares sold	103,245,402	211,517,631	5,990,308	13,123,996
Net asset value of shares issued for reinvested dividends and distributions	124,431,035	56,376,781	6,746,821	—
Cost of shares redeemed	(433,659,139)	(1,813,430,699)	(27,971,327)	(120,592,115)
Decrease in net assets from Fund share transactions	(205,982,702)	(1,545,536,287)	(15,234,198)	(107,468,119)
Class I
Net proceeds from shares sold	3,062,415,838	4,246,081,289	1,094,108,259	2,302,030,422
Net asset value of shares issued for reinvested dividends and distributions	1,581,825,307	588,547,599	551,561,993	45,022,820
Cost of shares redeemed	(2,514,854,116)	(4,589,066,510)	(1,981,851,431)	(2,646,191,859)
Increase (decrease) in net assets from Fund share transactions	2,129,387,029	245,562,378	(336,181,179)	(299,138,617)
Class R3
Net proceeds from shares sold	7,560,822	876,728	70,053	239,092
Net asset value of shares issued for reinvested dividends and distributions	67,026	90,445	19,902	397
Cost of shares redeemed	(447,544)	(4,634,476)	(1,606)	(76,147)
Increase (decrease) in net assets from Fund share transactions	7,180,304	(3,667,303)	88,349	163,342
First Eagle Funds | Semiannual Report | April 30, 2022

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Operations
Net investment income	$4,830,259	$6,650,324	$2,362,854	$2,263,352
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions	62,260,036	120,920,519	14,795,922	7,064,245
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	(113,475,862)	224,319,454	121,104,758	(303,450,211)
Net increase (decrease) in net assets resulting from operations	(46,385,567)	351,890,297	138,263,534	(294,122,614)
Distributions to Shareholders
Distributable earnings:
Class A	(53,052,982)	(9,095,373)	(5,573,400)	(7,576,869)
Class C	(4,233,440)	(833,896)	(343,996)	(1,315,313)
Class I	(49,533,778)	(10,728,386)	(15,999,745)	(20,539,044)
Class R3	(5,774)	(883)	(11,410)	(5,218)
Class R4	(1,056)	(164)	(9,117)	(12,726)
Class R5	(6,233)	(1,064)	(4,694)	(15,658)
Class R6	(2,212,723)	(331,599)	(1,358,289)	(2,703,539)
Decrease in net assets resulting from distributions	(109,045,986)	(20,991,365)	(23,300,651)	(32,168,367)
Fund Share Transactions
Class A
Net proceeds from shares sold	27,958,473	103,650,653	82,906,623	159,538,696
Net asset value of shares issued for reinvested dividends and distributions	46,028,292	7,757,290	5,272,968	7,065,621
Cost of shares redeemed	(54,416,324)	(106,777,772)	(72,024,446)	(147,476,619)
Increase (decrease) in net assets from Fund share transactions	19,570,441	4,630,171	16,155,145	19,127,698
Class C
Net proceeds from shares sold	2,797,079	6,219,008	12,659,169	39,114,458
Net asset value of shares issued for reinvested dividends and distributions	3,904,705	810,746	318,229	1,196,048
Cost of shares redeemed	(11,104,169)	(82,151,287)	(21,757,845)	(52,180,435)
Decrease in net assets from Fund share transactions	(4,402,385)	(75,121,533)	(8,780,447)	(11,869,929)
Class I
Net proceeds from shares sold	68,806,790	66,536,522	254,944,998	647,468,297
Net asset value of shares issued for reinvested dividends and distributions	30,253,156	6,724,589	14,000,367	17,491,897
Cost of shares redeemed	(53,006,640)	(144,556,147)	(298,302,543)	(544,118,010)
Increase (decrease) in net assets from Fund share transactions	46,053,306	(71,295,036)	(29,357,178)	120,842,184
Class R3
Net proceeds from shares sold	177	359	710,903	997,974
Net asset value of shares issued for reinvested dividends and distributions	5,774	883	11,410	5,218
Cost of shares redeemed	—	—	(980,869)	(37,131)
Increase (decrease) in net assets from Fund share transactions	5,951	1,242	(258,556)	966,061

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Class R4
Net proceeds from shares sold	905,313	367,850	12,071,961	4,138,776
Net asset value of shares issued for reinvested dividends and distributions	120,800	60,986	576,641	42,486
Cost of shares redeemed	(369,420)	(985,907)	(943,118)	(2,503,381)
Increase (decrease) in net assets from Fund share transactions	656,693	(557,071)	11,705,484	1,677,881
Class R5
Net proceeds from shares sold	1,539	98,664	74,357	52,034
Net asset value of shares issued for reinvested dividends and distributions	6,724	171	1,541	36
Cost of shares redeemed	(454)	(356)	(102,204)	(14,713)
Increase (decrease) in net assets from Fund share transactions	7,809	98,479	(26,306)	37,357
Class R6
Net proceeds from shares sold	318,882,449	547,188,387	63,344,958	778,104,946
Net asset value of shares issued for reinvested dividends and distributions	118,445,610	42,756,670	88,413,667	7,029,534
Cost of shares redeemed	(231,848,095)	(412,053,977)	(147,620,448)	(327,281,255)
Increase (decrease) in net assets from Fund share transactions	205,479,964	177,891,080	4,138,177	457,853,225
Increase (decrease) in net assets from Fund share transactions	2,584,918,945	(967,106,109)	(369,057,992)	(89,473,359)
Net increase (decrease) in net assets	(2,683,618,694)	8,733,305,449	(1,891,288,628)	2,104,862,363
Net Assets (Note 1)
Beginning of period	50,106,233,993	41,372,928,544	14,701,963,112	12,597,100,749
End of period	$47,422,615,299	$50,106,233,993	$12,810,674,484	$14,701,963,112
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	220,800,407	218,563,801	70,974,129	76,443,647
Shares sold	11,215,034	29,881,785	4,010,767	10,333,179
Shares issued on reinvestment of distributions	12,524,229	4,522,528	3,814,786	144,089
Shares redeemed	(16,167,201)	(32,167,707)	(9,020,234)	(15,946,786)
Shares outstanding, end of period	228,372,469	220,800,407	69,779,448	70,974,129
Class C
Shares outstanding, beginning of period	39,993,648	64,457,855	6,180,394	10,447,967
Shares sold	1,663,683	3,378,111	248,657	524,854
Shares issued on reinvestment of distributions	2,091,278	977,406	288,449	—
Shares redeemed	(6,978,418)	(28,819,724)	(1,164,213)	(4,792,427)
Shares outstanding, end of period	36,770,191	39,993,648	5,553,287	6,180,394
Class I
Shares outstanding, beginning of period	439,008,116	435,121,397	404,269,481	414,893,100
Shares sold	47,413,447	65,246,449	42,488,016	86,058,044
Shares issued on reinvestment of distributions	25,550,401	9,805,858	22,088,987	1,753,908
Shares redeemed	(38,881,809)	(71,165,588)	(76,994,453)	(98,435,571)
Shares outstanding, end of period	473,090,155	439,008,116	391,852,031	404,269,481

First Eagle Funds | Semiannual Report | April 30, 2022

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Class R4
Net proceeds from shares sold	—	—	976,394	143,688
Net asset value of shares issued for reinvested dividends and distributions	1,055	163	9,117	12,726
Cost of shares redeemed	—	—	(219,923)	(161,843)
Increase (decrease) in net assets from Fund share transactions	1,055	163	765,588	(5,429)
Class R5
Net proceeds from shares sold	21,234	6,497	270,643	489,510
Net asset value of shares issued for reinvested dividends and distributions	1,075	195	4,550	6,374
Cost of shares redeemed	(7,831)	(1,579)	(11,712)	(635,993)
Increase (decrease) in net assets from Fund share transactions	14,478	5,113	263,481	(140,109)
Class R6
Net proceeds from shares sold	4,877,395	9,618,164	32,188,323	52,184,021
Net asset value of shares issued for reinvested dividends and distributions	2,189,977	331,191	1,340,795	2,615,039
Cost of shares redeemed	(3,447,435)	(4,400,411)	(14,843,275)	(137,817,966)
Increase (decrease) in net assets from Fund share transactions	3,619,937	5,548,944	18,685,843	(83,018,906)
Increase (decrease) in net assets from Fund share transactions	64,862,783	(136,230,936)	(2,526,124)	45,901,570
Net increase (decrease) in net assets	(90,568,770)	194,667,996	112,436,759	(280,389,411)
Net Assets (Note 1)
Beginning of period	1,303,027,502	1,108,359,506	2,179,005,212	2,459,394,623
End of period	$1,212,458,732	$1,303,027,502	$2,291,441,971	$2,179,005,212
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	28,742,223	28,622,135	25,243,851	24,499,606
Shares sold	1,381,155	5,009,985	3,406,004	6,553,740
Shares issued on reinvestment of distributions	2,393,567	424,359	240,008	283,988
Shares redeemed	(2,648,545)	(5,314,256)	(3,070,628)	(6,093,483)
Shares outstanding, end of period	29,868,400	28,742,223	25,819,235	25,243,851
Class C
Shares outstanding, beginning of period	2,557,732	6,326,967	6,938,928	7,523,782
Shares sold	144,360	317,332	578,817	1,747,101
Shares issued on reinvestment of distributions	213,489	46,435	15,840	52,597
Shares redeemed	(569,920)	(4,133,002)	(1,021,348)	(2,384,552)
Shares outstanding, end of period	2,345,661	2,557,732	6,512,237	6,938,928
Class I
Shares outstanding, beginning of period	25,734,780	29,211,135	56,991,845	52,495,301
Shares sold	3,332,536	3,221,373	10,450,074	25,667,583
Shares issued on reinvestment of distributions	1,541,169	360,955	618,391	682,477
Shares redeemed	(2,547,308)	(7,058,683)	(12,405,626)	(21,853,516)
Shares outstanding, end of period	28,061,177	25,734,780	55,654,684	56,991,845

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Class R3
Shares outstanding, beginning of period	18,803	81,176	14,036	7,866
Shares sold	117,273	12,973	2,741	9,029
Shares issued on reinvestment of distributions	1,088	1,507	798	16
Shares redeemed	(6,872)	(76,853)	(61)	(2,875)
Shares outstanding, end of period	130,292	18,803	17,514	14,036
Class R4
Shares outstanding, beginning of period	30,042	38,806	375,210	313,837
Shares sold	14,001	5,570	479,142	152,455
Shares issued on reinvestment of distributions	1,951	1,017	23,149	1,658
Shares redeemed	(5,845)	(15,351)	(36,841)	(92,740)
Shares outstanding, end of period	40,149	30,042	840,660	375,210
Class R5
Shares outstanding, beginning of period	1,616	179	2,583	1,149
Shares sold	25	1,439	2,890	1,967
Shares issued on reinvestment of distributions	110	3	62	1
Shares redeemed	(7)	(5)	(3,995)	(534)
Shares outstanding, end of period	1,744	1,616	1,540	2,583
Class R6
Shares outstanding, beginning of period	30,779,066	27,859,910	57,163,246	39,321,157
Shares sold	4,918,968	8,479,644	2,455,613	29,729,795
Shares issued on reinvestment of distributions	1,913,190	712,255	3,542,214	273,949
Shares redeemed	(3,573,192)	(6,272,743)	(5,718,618)	(12,161,655)
Shares outstanding, end of period	34,038,032	30,779,066	57,442,455	57,163,246

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Class R3
Shares outstanding, beginning of period	3,130	3,066	57,335	17,463
Shares sold	8	16	29,428	41,239
Shares issued on reinvestment of distributions	294	48	505	204
Shares redeemed	—	—	(41,199)	(1,571)
Shares outstanding, end of period	3,432	3,130	46,069	57,335
Class R4
Shares outstanding, beginning of period	568	559	34,208	34,389
Shares sold	—	—	41,458	5,754
Shares issued on reinvestment of distributions	54	9	401	495
Shares redeemed	—	—	(8,784)	(6,430)
Shares outstanding, end of period	622	568	67,283	34,208
Class R5
Shares outstanding, beginning of period	3,298	3,042	18,471	24,936
Shares sold	1,038	317	10,368	18,203
Shares issued on reinvestment of distributions	55	10	201	249
Shares redeemed	(373)	(71)	(480)	(24,917)
Shares outstanding, end of period	4,018	3,298	28,560	18,471
Class R6
Shares outstanding, beginning of period	1,130,595	869,157	4,347,949	7,695,443
Shares sold	232,714	454,941	1,287,870	2,075,323
Shares issued on reinvestment of distributions	111,620	17,787	59,118	101,871
Shares redeemed	(163,967)	(211,290)	(615,391)	(5,524,688)
Shares outstanding, end of period	1,310,962	1,130,595	5,079,546	4,347,949

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Operations
Net investment income (loss)	$15,336,598	$26,995,384	$4,497,100	$8,907,944
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions	31,432,031	43,231,035	425,574	11,878,855
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	(78,779,843)	177,328,350	(19,025,755)	(4,458,030)
Net increase (decrease) in net assets resulting from operations	(32,011,214)	247,554,769	(14,103,081)	16,328,769
Distributions to Shareholders
Distributable earnings:
Class A	(25,828,541)	(12,699,011)	(1,637,863)	(2,910,556)
Class C	(5,693,918)	(4,377,364)	(205,437)	(772,667)
Class I	(37,015,589)	(21,982,727)	(2,585,608)	(5,413,507)
Class R3	(3,052)	(1,631)	(8,387)	(17,032)
Class R4	(1,420)	(418)	(169)	(354)
Class R5	(607)	(334)	(215)	(408)
Class R6	(1,475,817)	(640,895)	(21,864)	(42,767)
Class Y	—	—	—	—
Return of capital:
Class I	—	—	—	—
Decrease in net assets resulting from distributions	(70,018,944)	(39,702,380)	(4,459,543)	(9,157,291)
Fund Share Transactions
Class A^^
Net proceeds from shares sold	79,154,267	153,255,338	9,181,583	24,546,075
Net asset value of shares issued for reinvested dividends and distributions	23,502,696	11,336,614	1,568,935	2,761,204
Cost of shares redeemed	(46,638,216)	(96,685,311)	(10,830,295)	(18,791,615)
Increase (decrease) in net assets from Fund share transactions	56,018,747	67,906,641	(79,777)	8,515,664
Class C
Net proceeds from shares sold	6,581,226	10,077,229	494,979	1,288,489
Net asset value of shares issued for reinvested dividends and distributions	5,409,712	4,155,711	204,734	768,043
Cost of shares redeemed	(27,748,818)	(78,177,054)	(4,696,660)	(19,919,680)
Decrease in net assets from Fund share transactions	(15,757,880)	(63,944,114)	(3,996,947)	(17,863,148)
Class I^
Net proceeds from shares sold	110,385,580	99,851,184	8,021,641	36,668,620
Net asset value of shares issued for reinvested dividends and distributions	31,071,520	18,371,835	2,091,030	4,012,824
Cost of shares redeemed	(59,328,999)	(188,343,019)	(21,715,613)	(39,095,303)
Increase (decrease) in net assets from Fund share transactions	82,128,101	(70,120,000)	(11,602,942)	1,586,141
Class Y^^^
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Decrease in net assets from Fund share transactions	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2022

	First Eagle Fund of America		First Eagle Small Cap Opportunity Fund
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Period 4/27/21† - 10/31/21
Operations
Net investment income (loss)	$979,309	$1,929,180	$(135,963)	$(62,622)
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions	20,188,127	75,204,810	584,581	(56,150)
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	(100,118,576)	100,158,206	(32,730,595)	1,209,829
Net increase (decrease) in net assets resulting from operations	(78,951,140)	177,292,196	(32,281,977)	1,091,057
Distributions to Shareholders
Distributable earnings:
Class A	(27,947,741)	(34,250,353)	—	—
Class C	(6,384,590)	(14,232,302)	—	—
Class I	(18,043,192)	(27,133,065)	—	(180,133)
Class R3	(7,400)	(7,909)	—	—
Class R4	(1,522)	(1,644)	—	—
Class R5	(1,531)	(1,663)	—	—
Class R6	(817,321)	(943,282)	—	—
Class Y	(14,342,073)	(18,434,569)	—	—
Return of capital:
Class I	—	—	—	(6,867)
Decrease in net assets resulting from distributions	(67,545,370)	(95,004,787)	—	(187,000)
Fund Share Transactions
Class A^^
Net proceeds from shares sold	118,390,613	34,275,190	20,198,202	10,022,376
Net asset value of shares issued for reinvested dividends and distributions	26,121,603	31,645,707	—	—
Cost of shares redeemed	(31,164,639)	(67,236,306)	(909,612)	(69,573)
Increase (decrease) in net assets from Fund share transactions	113,347,577	(1,315,409)	19,288,590	9,952,803
Class C
Net proceeds from shares sold	449,217	685,542	—	—
Net asset value of shares issued for reinvested dividends and distributions	6,363,096	14,128,456	—	—
Cost of shares redeemed	(9,748,637)	(43,952,029)	—	—
Decrease in net assets from Fund share transactions	(2,936,324)	(29,138,031)	—	—
Class I^
Net proceeds from shares sold	7,572,112	21,531,018	324,034,733	94,395,435
Net asset value of shares issued for reinvested dividends and distributions	10,469,186	15,548,851	—	187,000
Cost of shares redeemed	(24,725,090)	(66,673,502)	(17,112,243)	(2,214,359)
Increase (decrease) in net assets from Fund share transactions	(6,683,792)	(29,593,633)	306,922,490	92,368,076
Class Y^^^
Net proceeds from shares sold	384,359	810,447	—	—
Net asset value of shares issued for reinvested dividends and distributions	13,462,427	17,360,601	—	—
Cost of shares redeemed	(112,753,812)	(22,168,976)	—	—
Decrease in net assets from Fund share transactions	(98,907,026)	(3,997,928)	—	—

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Class R3
Net proceeds from shares sold	—	—	41,544	74,597
Net asset value of shares issued for reinvested dividends and distributions	3,052	1,630	8,380	17,031
Cost of shares redeemed	—	—	(18,190)	(115,918)
Increase (decrease) in net assets from Fund share transactions	3,052	1,630	31,734	(24,290)
Class R4
Net proceeds from shares sold	880	15,901	—	—
Net asset value of shares issued for reinvested dividends and distributions	1,420	418	169	354
Cost of shares redeemed	(14)	—	—	—
Increase in net assets from Fund share transactions	2,286	16,319	169	354
Class R5
Net asset value of shares issued for reinvested dividends and distributions	607	334	215	408
Increase in net assets from Fund share transactions	607	334	215	408
Class R6^^
Net proceeds from shares sold	14,803,075	9,734,233	7,264	114,077
Net asset value of shares issued for reinvested dividends and distributions	1,464,465	634,033	21,864	42,759
Cost of shares redeemed	(2,963,713)	(4,406,797)	(49,789)	(155,301)
Increase (decrease) in net assets from Fund share transactions	13,303,827	5,961,469	(20,661)	1,535
Increase (decrease) in net assets from Fund share transactions	135,698,740	(60,177,721)	(15,668,209)	(7,783,336)
Net increase (decrease) in net assets	33,668,582	147,674,668	(34,230,833)	(611,858)
Net Assets (Note 1)
Beginning of period	1,339,339,709	1,191,665,041	232,505,372	233,117,230
End of period	$1,373,008,291	$1,339,339,709	$198,274,539	$232,505,372
Changes in Shares Outstanding
Class A^^
Shares outstanding, beginning of period	36,430,773	31,324,150	9,337,274	8,395,840
Shares sold	6,104,380	11,640,714	1,045,504	2,732,559
Shares issued on reinvestment of distributions	1,870,519	879,064	181,755	307,930
Shares redeemed	(3,599,134)	(7,413,155)	(1,247,195)	(2,099,055)
Shares outstanding, end of period	40,806,538	36,430,773	9,317,338	9,337,274
Class C
Shares outstanding, beginning of period	11,404,016	16,265,829	1,686,722	3,674,826
Shares sold	504,494	774,278	56,252	144,091
Shares issued on reinvestment of distributions	428,231	326,144	23,714	85,793
Shares redeemed	(2,127,624)	(5,962,235)	(542,660)	(2,217,988)
Shares outstanding, end of period	10,209,117	11,404,016	1,224,028	1,686,722

First Eagle Funds | Semiannual Report | April 30, 2022

	First Eagle Fund of America		First Eagle Small Cap Opportunity Fund
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Period 4/27/21† - 10/31/21
Class R3
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	7,400	7,909	—	—
Cost of shares redeemed	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	7,400	7,909	—	—
Class R4
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	1,522	1,644	—	—
Cost of shares redeemed	—	—	—	—
Increase in net assets from Fund share transactions	1,522	1,644	—	—
Class R5
Net asset value of shares issued for reinvested dividends and distributions	1,531	1,663	—	—
Increase in net assets from Fund share transactions	1,531	1,663	—	—
Class R6^^
Net proceeds from shares sold	897,599	2,059,053	350,715	1,265,813
Net asset value of shares issued for reinvested dividends and distributions	795,770	926,982	—	—
Cost of shares redeemed	(1,125,857)	(2,408,802)	—	—
Increase (decrease) in net assets from Fund share transactions	567,512	577,233	350,715	1,265,813
Increase (decrease) in net assets from Fund share transactions	5,398,400	(63,456,552)	326,561,795	103,586,692
Net increase (decrease) in net assets	(141,098,110)	18,830,857	294,279,818	104,490,749
Net Assets (Note 1)
Beginning of period	569,347,399	550,516,542	104,490,749	—
End of period	$428,249,289	$569,347,399	$398,770,567	$104,490,749
Changes in Shares Outstanding
Class A^^
Shares outstanding, beginning of period	7,916,180	7,878,416	1,030,504	—
Shares sold	5,048,550	1,239,730	2,048,753	1,037,641
Shares issued on reinvestment of distributions	1,031,434	1,295,879	—	—
Shares redeemed	(1,232,969)	(2,497,845)	(94,848)	(7,137)
Shares outstanding, end of period	12,763,195	7,916,180	2,984,409	1,030,504
Class C
Shares outstanding, beginning of period	1,886,112	3,357,306	—	—
Shares sold	28,593	38,913	—	—
Shares issued on reinvestment of distributions	401,964	859,395	—	—
Shares redeemed	(618,249)	(2,369,502)	—	—
Shares outstanding, end of period	1,698,420	1,886,112	—	—

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Class I^
Shares outstanding, beginning of period	49,589,679	55,060,055	14,699,977	14,522,650
Shares sold	8,626,569	7,643,282	910,887	4,094,049
Shares issued on reinvestment of distributions	2,483,775	1,430,928	242,011	447,331
Shares redeemed	(4,593,249)	(14,544,586)	(2,479,589)	(4,364,053)
Shares outstanding, end of period	56,106,774	49,589,679	13,373,286	14,699,977
Class Y^^^
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R3
Shares outstanding, beginning of period	4,538	4,411	49,309	51,915
Shares sold	—	—	4,906	8,363
Shares issued on reinvestment of distributions	243	127	971	1,899
Shares redeemed	—	—	(2,191)	(12,868)
Shares outstanding, end of period	4,781	4,538	52,995	49,309
Class R4
Shares outstanding, beginning of period	2,034	848	1,233	1,193
Shares sold	68	1,154	—	—
Shares issued on reinvestment of distributions	113	32	19	40
Shares redeemed	(1)	—	—	—
Shares outstanding, end of period	2,214	2,034	1,252	1,233
Class R5
Shares outstanding, beginning of period	876	850	1,246	1,200
Shares issued on reinvestment of distributions	49	26	25	46
Shares outstanding, end of period	925	876	1,271	1,246
Class R6^^
Shares outstanding, beginning of period	1,818,684	1,367,750	118,716	118,516
Shares sold	1,148,358	738,013	830	12,648
Shares issued on reinvestment of distributions	117,203	49,194	2,532	4,767
Shares redeemed	(230,059)	(336,273)	(5,643)	(17,215)
Shares outstanding, end of period	2,854,186	1,818,684	116,435	118,716

†  Commencement of operations.

^  Class I Shares of First Eagle Small Cap Opportunity Fund commenced investment operations on April 27, 2021.

^^  Class A and R6 Shares of First Eagle Small Cap Opportunity Fund commenced investment operations on July 1, 2021.

^^^  On February 28, 2022, First Eagle Fund of America's Class Y shares converted into Class A shares. As a result, Class Y shares were terminated.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

	First Eagle Fund of America		First Eagle Small Cap Opportunity Fund
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Period 4/27/21† - 10/31/21
Class I^
Shares outstanding, beginning of period	5,200,341	6,209,982	9,541,918	—
Shares sold	284,285	777,660	33,378,944	9,743,185
Shares issued on reinvestment of distributions	392,649	608,263	—	18,756
Shares redeemed	(913,877)	(2,395,564)	(1,779,920)	(220,023)
Shares outstanding, end of period	4,963,398	5,200,341	41,140,942	9,541,918
Class Y^^^
Shares outstanding, beginning of period	4,092,457	4,180,448	—	—
Shares sold	14,302	29,759	—	—
Shares issued on reinvestment of distributions	509,680	685,664	—	—
Shares redeemed	(4,616,439)	(803,414)	—	—
Shares outstanding, end of period	—	4,092,457	—	—
Class R3
Shares outstanding, beginning of period	2,080	1,768	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	280	312	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	2,360	2,080	—	—
Class R4
Shares outstanding, beginning of period	423	359	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	57	64	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	480	423	—	—
Class R5
Shares outstanding, beginning of period	424	359	—	—
Shares issued on reinvestment of distributions	57	65	—	—
Shares outstanding, end of period	481	424	—	—
Class R6^^
Shares outstanding, beginning of period	226,370	203,180	126,466	—
Shares sold	34,152	71,582	37,174	126,466
Shares issued on reinvestment of distributions	29,847	36,246	—	—
Shares redeemed	(42,856)	(84,638)	—	—
Shares outstanding, end of period	247,513	226,370	163,640	126,466

First Eagle Funds | Semiannual Report | April 30, 2022

Statements of Changes in Net Assets (continued)

First Eagle Global Real Assets Fund*
For the Period 11/30/21† - 4/30/22 (unaudited)
Operations
Net investment income	$57,702
Net realized gain (loss) on investments	36,861
Change in unrealized appreciation (depreciation) on investments	177,842
Net increase in net assets resulting from operations	272,405
Fund Share Transactions
Class A
Net proceeds from shares sold	1,008,176
Increase in net assets from Fund share transactions	1,008,176
Class I
Net proceeds from shares sold	7,385,271
Cost of shares redeemed	(7,257)
Increase in net assets from Fund share transactions	7,378,014
Class R6
Net proceeds from shares sold	1,039,995
Increase in net assets from Fund share transactions	1,039,995
Increase in net assets from Fund share transactions	9,426,185
Net increase in net assets	9,698,590
Net Assets (Note 1)
Beginning of period	—
End of period	$9,698,590
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	—
Shares sold	100,749
Shares outstanding, end of period	100,749
Class I
Shares outstanding, beginning of period	—
Shares sold	729,358
Shares redeemed	(658)
Shares outstanding, end of period	728,700
Class R6
Shares outstanding, beginning of period	—
Shares sold	103,799
Shares outstanding, end of period	103,799

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Assets Cayman Fund, Ltd.,.

†  Commencement of operations.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

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First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class A***
Six Months Ended April 30, 2022 (unaudited)	$68.42	0.27		(3.39)	(3.12)	(1.24)	(2.80)	—	(4.04)
October 31, 2021	$55.42	0.67	(d)	13.79	14.46	(0.51)	(0.95)	—	(1.46)
October 31, 2020	$59.15	0.48		(1.03)	(0.55)	(0.73)	(2.45)	—	(3.18)
October 31, 2019	$56.37	0.64		5.37	6.01	(0.43)	(2.80)	—	(3.23)
October 31, 2018	$60.46	0.49		(2.08)	(1.59)	(0.44)	(2.06)	—	(2.50)
October 31, 2017	$56.36	0.25		6.41	6.66	(0.21)	(2.35)	—	(2.56)
First Eagle Global Fund Class C***
Six Months Ended April 30, 2022 (unaudited)	$65.60	0.02		(3.24)	(3.22)	(0.59)	(2.80)	—	(3.39)
October 31, 2021	$53.12	0.15	(d)	13.28	13.43	—	(0.95)	—	(0.95)
October 31, 2020	$56.69	0.07		(1.01)	(0.94)	(0.18)	(2.45)	—	(2.63)
October 31, 2019	$54.11	0.18		5.20	5.38	—	(2.80)	—	(2.80)
October 31, 2018	$58.14	0.05		(2.02)	(1.97)	—	(2.06)	—	(2.06)
October 31, 2017	$54.47	(0.16)		6.18	6.02	—	(2.35)	—	(2.35)
First Eagle Global Fund Class I***
Six Months Ended April 30, 2022 (unaudited)	$68.90	0.35		(3.41)	(3.06)	(1.41)	(2.80)	—	(4.21)
October 31, 2021	$55.79	0.85	(d)	13.87	14.72	(0.66)	(0.95)	—	(1.61)
October 31, 2020	$59.52	0.63		(1.03)	(0.40)	(0.88)	(2.45)	—	(3.33)
October 31, 2019	$56.73	0.78		5.41	6.19	(0.60)	(2.80)	—	(3.40)
October 31, 2018	$60.85	0.66		(2.11)	(1.45)	(0.61)	(2.06)	—	(2.67)
October 31, 2017	$56.70	0.43		6.42	6.85	(0.35)	(2.35)	—	(2.70)
First Eagle Global Fund Class R3***
Six Months Ended April 30, 2022 (unaudited)	$68.23	0.31		(3.44)	(3.13)	(1.05)	(2.80)	—	(3.85)
October 31, 2021	$55.47	0.23	(d)	13.78	14.01	(0.30)	(0.95)	—	(1.25)
October 31, 2020	$59.34	0.48		(1.07)	(0.59)	(0.83)	(2.45)	—	(3.28)
October 31, 2019	$56.62	0.60		5.38	5.98	(0.46)	(2.80)	—	(3.26)
For The Period 5/01/18^- 10/31/18	$58.95	0.28		(2.61)	(2.33)	—	—	—	—
First Eagle Funds | Semiannual Report | April 30, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class A***
Six Months Ended April 30, 2022 (unaudited)	$61.26	(4.60	)%(b)	$13,989,836	1.11	%(c)	1.11	%(c)	0.83	%(c)	0.83	%(c)	5.33	%(b)
October 31, 2021	$68.42	26.49	%(g)	$15,108,210	1.11%		1.11%		1.03	%(d)	1.03%		7.29%
October 31, 2020	$55.42	(1.12)%		$12,112,205	1.11%		1.11%		0.87%		0.87%		10.84%
October 31, 2019	$59.15	11.44%		$13,638,545	1.11%		1.11%		1.13%		1.13%		10.26%
October 31, 2018	$56.37	(2.82)%		$12,357,124	1.11%		1.11%		0.84%		0.84%		14.91%
October 31, 2017	$60.46	12.35%		$14,907,330	1.11%		1.11%		0.44%		0.44%		9.67%
First Eagle Global Fund Class C***
Six Months Ended April 30, 2022 (unaudited)	$58.99	(4.95	)%(b)	$2,168,961	1.88	%(c)	1.88	%(c)	0.05	%(c)	0.05	%(c)	5.33	%(b)
October 31, 2021	$65.60	25.53	%(g)	$2,623,491	1.87%		1.87%		0.24	%(d)	0.24%		7.29%
October 31, 2020	$53.12	(1.86)%		$3,423,967	1.87%		1.87%		0.13%		0.13%		10.84%
October 31, 2019	$56.69	10.58%		$5,619,288	1.87%		1.86%		0.33%		0.33%		10.26%
October 31, 2018	$54.11	(3.54)%		$8,667,512	1.86%		1.86%		0.09%		0.09%		14.91%
October 31, 2017	$58.14	11.52%		$10,589,991	1.85%		1.85%		(0.29)%		(0.29)%		9.67%
First Eagle Global Fund Class I***
Six Months Ended April 30, 2022 (unaudited)	$61.63	(4.48	)%(b)	$29,154,904	0.86	%(c)	0.86	%(c)	1.08	%(c)	1.08	%(c)	5.33	%(b)
October 31, 2021	$68.90	26.82	%(g)	$30,248,818	0.86%		0.86%		1.29	%(d)	1.29%		7.29%
October 31, 2020	$55.79	(0.86)%		$24,274,791	0.86%		0.86%		1.14%		1.14%		10.84%
October 31, 2019	$59.52	11.72%		$30,133,165	0.85%		0.85%		1.38%		1.38%		10.26%
October 31, 2018	$56.73	(2.54)%		$29,334,134	0.84%		0.84%		1.11%		1.11%		14.91%
October 31, 2017	$60.85	12.64%		$30,858,477	0.84%		0.84%		0.74%		0.74%		9.67%
First Eagle Global Fund Class R3***
Six Months Ended April 30, 2022 (unaudited)	$61.25	(4.62	)%(b)	$7,980	1.15	%(c)	1.15	%(c)	0.98	%(c)	0.98	%(c)	5.33	%(b)
October 31, 2021	$68.23	25.57	%(g)	$1,283	1.51%		1.51%		0.36	%(d)	0.36%		7.29%
October 31, 2020	$55.47	(1.21)%		$4,503	1.18%		1.18%		0.86%		0.87%		10.84%
October 31, 2019	$59.34	11.31%		$11,813	1.14%		1.14%		1.03%		1.03%		10.26%
For The Period 5/01/18^- 10/31/18	$56.62	(3.95	)%(b)	$48	1.25	%(c)	1.25	%(c)	0.95	%(c)	0.95	%(c)	14.91	%(b)

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class R4***
Six Months Ended April 30, 2022 (unaudited)	$68.70	0.31		(3.41)	(3.10)	(1.21)	(2.80)	—	(4.01)
October 31, 2021	$55.72	0.67	(d)	13.86	14.53	(0.60)	(0.95)	—	(1.55)
October 31, 2020	$59.48	0.57		(1.02)	(0.45)	(0.86)	(2.45)	—	(3.31)
October 31, 2019	$56.70	0.74		5.36	6.10	(0.52)	(2.80)	—	(3.32)
For The Period 1/17/18^- 10/31/18	$61.60	0.55		(5.45)	(4.90)	—	—	—	—
First Eagle Global Fund Class R5***
Six Months Ended April 30, 2022 (unaudited)	$68.00	0.29		(3.37)	(3.08)	(1.36)	(2.80)	—	(4.16)
October 31, 2021	$54.98	0.91	(d)	13.06	13.97	—	(0.95)	—	(0.95)
October 31, 2020	$59.47	(0.16)		(1.06)	(1.22)	(0.82)	(2.45)	—	(3.27)
For The Period 7/29/19^- 10/31/19	$58.99	0.12		0.36	0.48	—	—	—	—
First Eagle Global Fund Class R6***
Six Months Ended April 30, 2022 (unaudited)	$68.95	0.38		(3.42)	(3.04)	(1.46)	(2.80)	—	(4.26)
October 31, 2021	$55.83	0.90	(d)	13.87	14.77	(0.70)	(0.95)	—	(1.65)
October 31, 2020	$59.55	0.64		(0.99)	(0.35)	(0.92)	(2.45)	—	(3.37)
October 31, 2019	$56.76	0.82		5.41	6.23	(0.64)	(2.80)	—	(3.44)
October 31, 2018	$60.88	0.72		(2.14)	(1.42)	(0.64)	(2.06)	—	(2.70)
For The Period 3/01/17^- 10/31/17	$57.33	0.37		3.18	3.55	—	—	—	—
First Eagle Overseas Fund Class A***
Six Months Ended April 30, 2022 (unaudited)	$26.71	0.14		(1.53)	(1.39)	(0.87)	(0.58)	—	(1.45)
October 31, 2021	$22.80	0.31	(e)	3.65	3.96	(0.05)	—	—	(0.05)
October 31, 2020	$24.65	0.19		(0.71)	(0.52)	(0.50)	(0.83)	—	(1.33)
October 31, 2019	$22.71	0.32		2.28	2.60	(0.27)	(0.39)	—	(0.66)
October 31, 2018	$25.33	0.25		(2.03)	(1.78)	(0.40)	(0.44)	—	(0.84)
October 31, 2017	$23.86	0.12		2.16	2.28	(0.26)	(0.55)	—	(0.81)

First Eagle Funds | Semiannual Report | April 30, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class R4***
Six Months Ended April 30, 2022 (unaudited)	$61.59	(4.55	)%(b)	$2,473	1.02	%(c)	1.02	%(c)	0.95	%(c)	0.95	%(c)	5.33	%(b)
October 31, 2021	$68.70	26.51	%(g)	$2,064	1.10%		1.10%		1.02	%(d)	1.02%		7.29%
October 31, 2020	$55.72	(0.95)%		$2,162	0.96%		0.96%		1.04%		1.04%		10.84%
October 31, 2019	$59.48	11.53%		$1,825	0.97%		0.97%		1.28%		1.28%		10.26%
For The Period 1/17/18^- 10/31/18	$56.70	(7.95	)%(b)	$117	1.02	%(c)	1.02	%(c)	1.18	%(c)	1.18	%(c)	14.91	%(b)
First Eagle Global Fund Class R5***
Six Months Ended April 30, 2022 (unaudited)	$60.76	(4.56	)%(b)	$106	1.05	%(c)	1.05	%(c)	0.89	%(c)	0.89	%(c)	5.33	%(b)
October 31, 2021	$68.00	25.65	%(g)	$110	1.11%		1.11%		1.36	%(d)	1.36%		7.29%
October 31, 2020	$54.98	(2.32)%		$10	2.29%		2.29%		(0.28)%		(0.28)%		10.84%
For The Period 7/29/19^- 10/31/19	$59.47	0.81	%(b)	$10	1.35	%(c)	1.35	%(c)	0.82	%(c)	0.82	%(c)	10.26	%(b)
First Eagle Global Fund Class R6***
Six Months Ended April 30, 2022 (unaudited)	$61.65	(4.45	)%(b)	$2,098,356	0.79	%(c)	0.79	%(c)	1.16	%(c)	1.16	%(c)	5.33	%(b)
October 31, 2021	$68.95	26.91	%(g)	$2,122,258	0.78%		0.78%		1.38	%(d)	1.38%		7.29%
October 31, 2020	$55.83	(0.79)%		$1,555,290	0.79%		0.79%		1.15%		1.15%		10.84%
October 31, 2019	$59.55	11.79%		$944,249	0.79%		0.79%		1.44%		1.44%		10.26%
October 31, 2018	$56.76	(2.49)%		$782,213	0.78%		0.78%		1.21%		1.21%		14.91%
For The Period 3/01/17^- 10/31/17	$60.88	6.19	%(b)	$848,431	0.78	%(c)	0.78	%(c)	0.94	%(c)	0.94	%(c)	9.67	%(b)
First Eagle Overseas Fund Class A***
Six Months Ended April 30, 2022 (unaudited)	$23.87	(5.26	)%(b)	$1,665,723	1.16	%(c)	1.16	%(c)	1.10	%(c)	1.10	%(c)	4.48	%(b)
October 31, 2021	$26.71	17.35	%(h)	$1,895,378	1.16%		1.16%		1.20	%(e)	1.20%		9.93%
October 31, 2020	$22.80	(2.35)%		$1,742,861	1.15%		1.15%		0.82%		0.82%		13.20%
October 31, 2019	$24.65	11.82%		$2,125,742	1.15%		1.15%		1.38%		1.38%		6.99%
October 31, 2018	$22.71	(7.27)%		$2,173,765	1.15%		1.15%		1.04%		1.04%		12.10%
October 31, 2017	$25.33	9.99%		$3,102,414	1.15%		1.15%		0.51%		0.51%		8.45%

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Overseas Fund Class C***
Six Months Ended April 30, 2022 (unaudited)	$25.44	0.04		(1.45)	(1.41)	(0.62)	(0.58)	—	(1.20)
October 31, 2021	$21.83	0.10	(e)	3.51	3.61	—	—	—	—
October 31, 2020	$23.58	0.02		(0.69)	(0.67)	(0.25)	(0.83)	—	(1.08)
October 31, 2019	$21.73	0.11		2.22	2.33	(0.09)	(0.39)	—	(0.48)
October 31, 2018	$24.29	0.08		(1.95)	(1.87)	(0.25)	(0.44)	—	(0.69)
October 31, 2017	$22.91	(0.05)		2.07	2.02	(0.09)	(0.55)	—	(0.64)
First Eagle Overseas Fund Class I***
Six Months Ended April 30, 2022 (unaudited)	$27.39	0.18		(1.56)	(1.38)	(0.95)	(0.58)	—	(1.53)
October 31, 2021	$23.38	0.40	(e)	3.73	4.13	(0.12)	—	—	(0.12)
October 31, 2020	$25.24	0.26		(0.72)	(0.46)	(0.57)	(0.83)	—	(1.40)
October 31, 2019	$23.26	0.39		2.33	2.72	(0.35)	(0.39)	—	(0.74)
October 31, 2018	$25.91	0.34		(2.08)	(1.74)	(0.47)	(0.44)	—	(0.91)
October 31, 2017	$24.40	0.21		2.17	2.38	(0.32)	(0.55)	—	(0.87)
First Eagle Overseas Fund Class R3***
Six Months Ended April 30, 2022 (unaudited)	$27.24	0.12		(1.56)	(1.44)	(0.83)	(0.58)	—	(1.41)
October 31, 2021	$23.29	0.31	(e)	3.69	4.00	(0.05)	—	—	(0.05)
October 31, 2020	$25.13	0.15		(0.74)	(0.59)	(0.42)	(0.83)	—	(1.25)
October 31, 2019	$23.22	0.44		2.16	2.60	(0.30)	(0.39)	—	(0.69)
For The Period 5/01/18^- 10/31/18	$25.10	0.16		(2.04)	(1.88)	—	—	—	—
First Eagle Overseas Fund Class R4***
Six Months Ended April 30, 2022 (unaudited)	$27.29	0.21		(1.60)	(1.39)	(0.91)	(0.58)	—	(1.49)
October 31, 2021	$23.34	0.35	(e)	3.73	4.08	(0.13)	—	—	(0.13)
October 31, 2020	$25.20	0.16		(0.66)	(0.50)	(0.53)	(0.83)	—	(1.36)
October 31, 2019	$23.23	0.35		2.33	2.68	(0.32)	(0.39)	—	(0.71)
For The Period 1/17/18^- 10/31/18	$26.15	0.31		(3.23)	(2.92)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class C***
Six Months Ended April 30, 2022 (unaudited)	$22.83	(5.61	)%(b)	$126,796	1.90	%(c)	1.90	%(c)	0.34	%(c)	0.34	%(c)	4.48	%(b)
October 31, 2021	$25.44	16.49	%(h)	$157,203	1.89%		1.89%		0.41	%(e)	0.41%		9.93%
October 31, 2020	$21.83	(3.07)%		$228,072	1.89%		1.89%		0.08%		0.08%		13.20%
October 31, 2019	$23.58	10.98%		$378,755	1.89%		1.89%		0.50%		0.50%		6.99%
October 31, 2018	$21.73	(7.92)%		$687,318	1.88%		1.88%		0.32%		0.32%		12.10%
October 31, 2017	$24.29	9.14%		$899,654	1.88%		1.88%		(0.20)%		(0.20)%		8.45%
First Eagle Overseas Fund Class I***
Six Months Ended April 30, 2022 (unaudited)	$24.48	(5.13	)%(b)	$9,591,076	0.89	%(c)	0.89	%(c)	1.37	%(c)	1.37	%(c)	4.48	%(b)
October 31, 2021	$27.39	17.71	%(h)	$11,072,223	0.88%		0.88%		1.49	%(e)	1.49%		9.93%
October 31, 2020	$23.38	(2.06)%		$9,698,986	0.87%		0.87%		1.11%		1.11%		13.20%
October 31, 2019	$25.24	12.12%		$10,694,125	0.86%		0.86%		1.64%		1.64%		6.99%
October 31, 2018	$23.26	(6.98)%		$11,093,973	0.86%		0.86%		1.35%		1.35%		12.10%
October 31, 2017	$25.91	10.24%		$13,831,360	0.87%		0.86%		0.86%		0.86%		8.45%
First Eagle Overseas Fund Class R3***
Six Months Ended April 30, 2022 (unaudited)	$24.39	(5.38	)%(b)	$427	1.36	%(c)	1.36	%(c)	0.94	%(c)	0.94	%(c)	4.48	%(b)
October 31, 2021	$27.24	17.18	%(h)	$382	1.34%		1.34%		1.16	%(e)	1.16%		9.93%
October 31, 2020	$23.29	(2.56)%		$183	1.36%		1.36%		0.65%		0.65%		13.20%
October 31, 2019	$25.13	11.59%		$96	1.32%		1.32%		1.84%		1.84%		6.99%
For The Period 5/01/18^- 10/31/18	$23.22	(7.49	)%(b)	$46	1.21	%(c)	1.21	%(c)	1.32	%(c)	1.32	%(c)	12.10	%(b)
First Eagle Overseas Fund Class R4***
Six Months Ended April 30, 2022 (unaudited)	$24.41	(5.20	)%(b)	$20,521	1.00	%(c)	1.00	%(c)	1.68	%(c)	1.68	%(c)	4.48	%(b)
October 31, 2021	$27.29	17.53	%(h)	$10,239	1.06%		1.06%		1.29	%(e)	1.29%		9.93%
October 31, 2020	$23.34	(2.22)%		$7,326	0.91%		0.91%		0.69%		0.69%		13.20%
October 31, 2019	$25.20	11.92%		$91	1.04%		1.04%		1.48%		1.48%		6.99%
For The Period 1/17/18^- 10/31/18	$23.23	(11.17	)%(b)	$78	1.03	%(c)	1.03	%(c)	1.60	%(c)	1.60	%(c)	12.10	%(b)

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Overseas Fund Class R5***
Six Months Ended April 30, 2022 (unaudited)	$27.27	0.09	(1.51)	(1.42)	(0.88)	(0.58)	—	(1.46)
October 31, 2021	$23.27	0.33 (e)	3.70	4.03	(0.03)	—	—	(0.03)
October 31, 2020	$25.20	0.18	(0.75)	(0.57)	(0.53)	(0.83)	—	(1.36)
For The Period 3/11/19^- 10/31/19	$23.37	0.28	1.55	1.83	—	—	—	—
First Eagle Overseas Fund Class R6***
Six Months Ended April 30, 2022 (unaudited)	$27.40	0.19	(1.56)	(1.37)	(0.97)	(0.58)	—	(1.55)
October 31, 2021	$23.39	0.45 (e)	3.70	4.15	(0.14)	—	—	(0.14)
October 31, 2020	$25.25	0.28	(0.72)	(0.44)	(0.59)	(0.83)	—	(1.42)
October 31, 2019	$23.27	0.41	2.33	2.74	(0.37)	(0.39)	—	(0.76)
October 31, 2018	$25.92	0.36	(2.09)	(1.73)	(0.48)	(0.44)	—	(0.92)
For The Period 3/01/17^- 10/31/17	$23.99	0.17	1.76	1.93	—	—	—	—
First Eagle U.S. Value Fund Class A***
Six Months Ended April 30, 2022 (unaudited)	$22.23	0.07	(0.91)	(0.84)	(0.17)	(1.70)	—	(1.87)
October 31, 2021	$16.97	0.09	5.49	5.58	(0.20)	(0.12)	—	(0.32)
October 31, 2020	$18.84	0.14	(0.48)	(0.34)	(0.16)	(1.37)	—	(1.53)
October 31, 2019	$19.89	0.16	1.44	1.60	(0.12)	(2.53)	—	(2.65)
October 31, 2018	$21.26	0.11	0.31	0.42	(0.03)	(1.76)	—	(1.79)
October 31, 2017	$20.08	0.06	2.80	2.86	(0.04)	(1.64)	—	(1.68)
First Eagle U.S. Value Fund Class C***
Six Months Ended April 30, 2022 (unaudited)	$21.08	(0.01)	(0.86)	(0.87)	—	(1.70)	—	(1.70)
October 31, 2021	$16.06	(0.06)	5.22	5.16	(0.02)	(0.12)	—	(0.14)
October 31, 2020	$17.89	0.01	(0.47)	(0.46)	—	(1.37)	—	(1.37)
October 31, 2019	$19.03	0.02	1.37	1.39	—	(2.53)	—	(2.53)
October 31, 2018	$20.54	(0.04)	0.29	0.25	—	(1.76)	—	(1.76)
October 31, 2017	$19.55	(0.09)	2.72	2.63	—	(1.64)	—	(1.64)

First Eagle Funds | Semiannual Report | April 30, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class R5***
Six Months Ended April 30, 2022 (unaudited)	$24.39	(5.29	)%(b)	$38	1.16	%(c)	1.16	%(c)	0.73	%(c)	0.73	%(c)	4.48	%(b)
October 31, 2021	$27.27	17.33	%(h)	$70	1.20%		1.20%		1.23	%(e)	1.23%		9.93%
October 31, 2020	$23.27	(2.51)%		$27	1.31%		1.31%		0.77%		0.77%		13.20%
For The Period 3/11/19^- 10/31/19	$25.20	7.83	%(b)	$16	1.12	%(c)	1.12	%(c)	1.79	%(c)	1.79	%(c)	6.99	%(b)
First Eagle Overseas Fund Class R6***
Six Months Ended April 30, 2022 (unaudited)	$24.48	(5.08	)%(b)	$1,406,094	0.80	%(c)	0.80	%(c)	1.47	%(c)	1.47	%(c)	4.48	%(b)
October 31, 2021	$27.40	17.78	%(h)	$1,566,467	0.79%		0.79%		1.65	%(e)	1.65%		9.93%
October 31, 2020	$23.39	(1.99)%		$919,645	0.80%		0.80%		1.19%		1.19%		13.20%
October 31, 2019	$25.25	12.21%		$759,773	0.80%		0.80%		1.74%		1.74%		6.99%
October 31, 2018	$23.27	(6.92)%		$592,247	0.80%		0.80%		1.44%		1.44%		12.10%
For The Period 3/01/17^- 10/31/17	$25.92	8.04	%(b)	$544,632	0.79	%(c)	0.79	%(c)	1.01	%(c)	1.01	%(c)	8.45	%(b)
First Eagle U.S. Value Fund Class A***
Six Months Ended April 30, 2022 (unaudited)	$19.52	(3.64	)%(b)	$582,996	1.17	%(c)	1.12	%(c)	0.62	%(c)	0.67	%(c)	4.41	%(b)
October 31, 2021	$22.23	33.28%		$638,937	1.16%		1.11%		0.40%		0.45%		4.02%
October 31, 2020	$16.97	(2.23)%		$485,589	1.18%		1.13%		0.78%		0.83%		10.30%
October 31, 2019	$18.84	9.43%		$613,548	1.16%		1.11%		0.81%		0.86%		8.65%
October 31, 2018	$19.89	2.01%		$590,922	1.15%		1.10%		0.51%		0.56%		9.05%
October 31, 2017	$21.26	14.94%		$716,820	1.14%		1.09%		0.24%		0.29%		5.85%
First Eagle U.S. Value Fund Class C***
Six Months Ended April 30, 2022 (unaudited)	$18.51	(4.02	)%(b)	$43,411	1.96	%(c)	1.91	%(c)	(0.18	)%(c)	(0.13	)%(c)	4.41	%(b)
October 31, 2021	$21.08	32.29%		$53,912	1.95%		1.90%		(0.38)%		(0.33)%		4.02%
October 31, 2020	$16.06	(3.00)%		$101,600	1.94%		1.89%		0.03%		0.08%		10.30%
October 31, 2019	$17.89	8.59%		$194,380	1.92%		1.87%		0.06%		0.11%		8.65%
October 31, 2018	$19.03	1.20%		$361,606	1.90%		1.85%		(0.24)%		(0.19)%		9.05%
October 31, 2017	$20.54	14.13%		$448,462	1.89%		1.84%		(0.51)%		(0.46)%		5.85%

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Value Fund Class I***
Six Months Ended April 30, 2022 (unaudited)	$22.71	0.10	(0.93)	(0.83)	(0.23)	(1.70)	—	(1.93)
October 31, 2021	$17.32	0.15	5.61	5.76	(0.25)	(0.12)	—	(0.37)
October 31, 2020	$19.21	0.20	(0.51)	(0.31)	(0.21)	(1.37)	—	(1.58)
October 31, 2019	$20.23	0.21	1.48	1.69	(0.18)	(2.53)	—	(2.71)
October 31, 2018	$21.61	0.18	0.29	0.47	(0.09)	(1.76)	—	(1.85)
October 31, 2017	$20.38	0.12	2.84	2.96	(0.09)	(1.64)	—	(1.73)
First Eagle U.S. Value Fund Class R3***
Six Months Ended April 30, 2022 (unaudited)	$22.61	0.06	(0.93)	(0.87)	(0.14)	(1.70)	—	(1.84)
October 31, 2021	$17.25	0.07	5.58	5.65	(0.17)	(0.12)	—	(0.29)
October 31, 2020	$19.15	0.11	(0.50)	(0.39)	(0.14)	(1.37)	—	(1.51)
October 31, 2019	$20.20	0.14	1.48	1.62	(0.14)	(2.53)	—	(2.67)
For The Period 5/01/18^- 10/31/18	$20.37	0.06	(0.23)	(0.17)	—	—	—	—
First Eagle U.S. Value Fund Class R4***
Six Months Ended April 30, 2022 (unaudited)	$22.61	0.06	(0.92)	(0.86)	(0.15)	(1.70)	—	(1.85)
October 31, 2021	$17.25	0.09	5.56	5.65	(0.17)	(0.12)	—	(0.29)
October 31, 2020	$19.18	0.13	(0.51)	(0.38)	(0.18)	(1.37)	—	(1.55)
For The Period 7/29/19^- 10/31/19	$19.40	0.02	(0.24)	(0.22)	—	—	—	—
First Eagle U.S. Value Fund Class R5***
Six Months Ended April 30, 2022 (unaudited)	$22.62	0.08	(0.93)	(0.85)	(0.18)	(1.70)	—	(1.88)
October 31, 2021	$17.28	0.10	5.59	5.69	(0.23)	(0.12)	—	(0.35)
October 31, 2020	$19.18	0.12	(0.46)	(0.34)	(0.19)	(1.37)	—	(1.56)
For The Period 7/29/19^- 10/31/19	$19.40	0.03	(0.25)	(0.22)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Value Fund Class I***
Six Months Ended April 30, 2022 (unaudited)	$19.95	(3.52	)%(b)	$559,744	0.90	%(c)	0.85	%(c)	0.89	%(c)	0.94	%(c)	4.41	%(b)
October 31, 2021	$22.71	33.72%		$584,344	0.89%		0.84%		0.68%		0.73%		4.02%
October 31, 2020	$17.32	(2.01)%		$505,997	0.89%		0.84%		1.08%		1.13%		10.30%
October 31, 2019	$19.21	9.79%		$749,245	0.88%		0.83%		1.09%		1.14%		8.65%
October 31, 2018	$20.23	2.24%		$875,239	0.87%		0.82%		0.79%		0.84%		9.05%
October 31, 2017	$21.61	15.27%		$983,508	0.86%		0.81%		0.51%		0.56%		5.85%
First Eagle U.S. Value Fund Class R3***
Six Months Ended April 30, 2022 (unaudited)	$19.90	(3.71	)%(b)	$68	1.31	%(c)	1.26	%(c)	0.48	%(c)	0.53	%(c)	4.41	%(b)
October 31, 2021	$22.61	33.10%		$71	1.31%		1.26%		0.26%		0.31%		4.02%
October 31, 2020	$17.25	(2.46)%		$53	1.36%		1.31%		0.59%		0.64%		10.30%
October 31, 2019	$19.15	9.37%		$54	1.26%		1.21%		0.71%		0.76%		8.65%
For The Period 5/01/18^- 10/31/18	$20.20	(0.83	)%(b)	$50	1.24	%(c)	1.19	%(c)	0.50	%(c)	0.55	%(c)	9.05	%(b)
First Eagle U.S. Value Fund Class R4***
Six Months Ended April 30, 2022 (unaudited)	$19.90	(3.65	)%(b)	$12	1.22	%(c)	1.16	%(c)	0.57	%(c)	0.63	%(c)	4.41	%(b)
October 31, 2021	$22.61	33.13%		$13	1.21%		1.16%		0.35%		0.41%		4.02%
October 31, 2020	$17.25	(2.39)%		$10	1.24%		1.20%		0.70%		0.74%		10.30%
For The Period 7/29/19^- 10/31/19	$19.18	(1.13	)%(b)	$10	1.51	%(c)	1.47	%(c)	0.39	%(c)	0.43	%(c)	8.65	%(b)
First Eagle U.S. Value Fund Class R5***
Six Months Ended April 30, 2022 (unaudited)	$19.89	(3.60	)%(b)	$80	1.04	%(c)	0.99	%(c)	0.75	%(c)	0.80	%(c)	4.41	%(b)
October 31, 2021	$22.62	33.35%		$75	1.13%		1.08%		0.43%		0.48%		4.02%
October 31, 2020	$17.28	(2.18)%		$53	1.09%		1.05%		0.67%		0.71%		10.30%
For The Period 7/29/19^- 10/31/19	$19.18	(1.13	)%(b)	$10	1.40	%(c)	1.36	%(c)	0.50	%(c)	0.54	%(c)	8.65	%(b)
First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Value Fund Class R6***
Six Months Ended April 30, 2022 (unaudited)	$22.71	0.10	(0.93)	(0.83)	(0.24)	(1.70)	—	(1.94)
October 31, 2021	$17.32	0.16	5.61	5.77	(0.26)	(0.12)	—	(0.38)
October 31, 2020	$19.22	0.19	(0.50)	(0.31)	(0.22)	(1.37)	—	(1.59)
October 31, 2019	$20.24	0.21	1.49	1.70	(0.19)	(2.53)	—	(2.72)
October 31, 2018	$21.62	0.18	0.30	0.48	(0.10)	(1.76)	—	(1.86)
For The Period 3/01/17^- 10/31/17	$20.66	0.09	0.87	0.96	—	—	—	—
First Eagle Gold Fund Class A***
Six Months Ended April 30, 2022 (unaudited)	$22.94	0.01	1.50	1.51	(0.22)	—	—	(0.22)
October 31, 2021	$26.28	(0.01)	(3.01)	(3.02)	(0.32)	—	—	(0.32)
October 31, 2020	$18.66	(0.12)	7.74	7.62	—	—	—	—
October 31, 2019	$13.08	(0.04)	5.62	5.58	—	—	—	—
October 31, 2018	$16.50	(0.07)	(3.35)	(3.42)	—	—	—	—
October 31, 2017	$17.99	(0.09)	(1.40)	(1.49)	—	—	—	—
First Eagle Gold Fund Class C***
Six Months Ended April 30, 2022 (unaudited)	$20.82	(0.07)	1.39	1.32	(0.05)	—	—	(0.05)
October 31, 2021	$23.92	(0.17)	(2.76)	(2.93)	(0.17)	—	—	(0.17)
October 31, 2020	$17.11	(0.26)	7.07	6.81	—	—	—	—
October 31, 2019	$12.09	(0.15)	5.17	5.02	—	—	—	—
October 31, 2018	$15.36	(0.17)	(3.10)	(3.27)	—	—	—	—
October 31, 2017	$16.89	(0.21)	(1.32)	(1.53)	—	—	—	—
First Eagle Gold Fund Class I***
Six Months Ended April 30, 2022 (unaudited)	$23.68	0.04	1.56	1.60	(0.28)	—	—	(0.28)
October 31, 2021	$27.13	0.06	(3.13)	(3.07)	(0.38)	—	—	(0.38)
October 31, 2020	$19.22	(0.06)	7.99	7.93	(0.02)	—	—	(0.02)
October 31, 2019	$13.44	0.00 **	5.78	5.78	—	—	—	—
October 31, 2018	$16.90	(0.02)	(3.44)	(3.46)	—	—	—	—
October 31, 2017	$18.38	(0.04)	(1.44)	(1.48)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Value Fund Class R6***
Six Months Ended April 30, 2022 (unaudited)	$19.94	(3.51	)%(b)	$26,147	0.84	%(c)	0.79	%(c)	0.95	%(c)	1.00	%(c)	4.41	%(b)
October 31, 2021	$22.71	33.78%		$25,676	0.84%		0.79%		0.72%		0.77%		4.02%
October 31, 2020	$17.32	(2.02)%		$15,058	0.86%		0.81%		1.03%		1.08%		10.30%
October 31, 2019	$19.22	9.83%		$15,949	0.83%		0.78%		1.09%		1.14%		8.65%
October 31, 2018	$20.24	2.28%		$1,362	0.86%		0.81%		0.82%		0.87%		9.05%
For The Period 3/01/17^- 10/31/17	$21.62	4.65	%(b)	$833	0.85	%(c)	0.80	%(c)	0.56	%(c)	0.61	%(c)	5.85	%(b)
First Eagle Gold Fund Class A***
Six Months Ended April 30, 2022 (unaudited)	$24.23	6.69	%(b)	$625,682	1.20	%(c)	1.20	%(c)	0.08	%(c)	0.08	%(c)	7.97	%(b)
October 31, 2021	$22.94	(11.60)%		$578,968	1.22%		1.22%		(0.03)%		(0.03)%		5.13%
October 31, 2020	$26.28	40.84%		$643,945	1.21%		1.21%		(0.52)%		(0.52)%		3.34%
October 31, 2019	$18.66	42.66%		$386,633	1.29%		1.29%		(0.27)%		(0.27)%		20.01%
October 31, 2018	$13.08	(20.73)%		$294,509	1.29%		1.29%		(0.45)%		(0.45)%		9.43%
October 31, 2017	$16.50	(8.28)%		$451,039	1.26%		1.26%		(0.53)%		(0.53)%		7.90%
First Eagle Gold Fund Class C***
Six Months Ended April 30, 2022 (unaudited)	$22.09	6.31	%(b)	$143,853	1.93	%(c)	1.93	%(c)	(0.65	)%(c)	(0.65	)%(c)	7.97	%(b)
October 31, 2021	$20.82	(12.25)%		$144,502	1.95%		1.95%		(0.77)%		(0.77)%		5.13%
October 31, 2020	$23.92	39.80%		$179,978	1.95%		1.95%		(1.25)%		(1.25)%		3.34%
October 31, 2019	$17.11	41.52%		$115,624	2.05%		2.05%		(1.02)%		(1.02)%		20.01%
October 31, 2018	$12.09	(21.29)%		$111,685	2.05%		2.05%		(1.21)%		(1.21)%		9.43%
October 31, 2017	$15.36	(9.06)%		$166,043	2.04%		2.03%		(1.30)%		(1.30)%		7.90%
First Eagle Gold Fund Class I***
Six Months Ended April 30, 2022 (unaudited)	$25.00	6.89	%(b)	$1,391,151	0.94	%(c)	0.94	%(c)	0.35	%(c)	0.35	%(c)	7.97	%(b)
October 31, 2021	$23.68	(11.41)%		$1,349,701	0.96%		0.96%		0.23%		0.23%		5.13%
October 31, 2020	$27.13	41.29%		$1,424,181	0.92%		0.92%		(0.25)%		(0.25)%		3.34%
October 31, 2019	$19.22	43.01%		$553,633	0.99%		0.99%		0.01%		0.01%		20.01%
October 31, 2018	$13.44	(20.47)%		$392,310	1.00%		1.00%		(0.15)%		(0.15)%		9.43%
October 31, 2017	$16.90	(8.05)%		$559,784	0.99%		0.99%		(0.25)%		(0.25)%		7.90%

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Gold Fund Class R3***
Six Months Ended April 30, 2022 (unaudited)	$23.56	0.00 **	1.54	1.54	(0.20)	—	—	(0.20)
October 31, 2021	$26.99	(0.01)	(3.13)	(3.14)	(0.29)	—	—	(0.29)
October 31, 2020	$19.17	(0.12)	7.95	7.83	(0.01)	—	—	(0.01)
October 31, 2019	$13.44	(0.09)	5.82	5.73	—	—	—	—
For The Period 5/01/18^- 10/31/18	$16.35	(0.04)	(2.87)	(2.91)	—	—	—	—
First Eagle Gold Fund Class R4***
Six Months Ended April 30, 2022 (unaudited)	$23.72	0.03	1.57	1.60	(0.25)	—	—	(0.25)
October 31, 2021	$27.19	0.02	(3.12)	(3.10)	(0.37)	—	—	(0.37)
October 31, 2020	$19.26	(0.08)	8.01	7.93	—	—	—	—
For The Period 7/29/19^- 10/31/19	$18.54	(0.04)	0.76	0.72	—	—	—	—
First Eagle Gold Fund Class R5***
Six Months Ended April 30, 2022 (unaudited)	$23.68	0.04	1.55	1.59	(0.25)	—	—	(0.25)
October 31, 2021	$27.16	0.04	(3.14)	(3.10)	(0.38)	—	—	(0.38)
October 31, 2020	$19.28	(0.09)	7.99	7.90	(0.02)	—	—	(0.02)
For The Period 7/29/19^- 10/31/19	$18.54	(0.03)	0.77	0.74	—	—	—	—
First Eagle Gold Fund Class R6***
Six Months Ended April 30, 2022 (unaudited)	$23.74	0.05	1.56	1.61	(0.31)	—	—	(0.31)
October 31, 2021	$27.19	0.08	(3.13)	(3.05)	(0.40)	—	—	(0.40)
October 31, 2020	$19.26	(0.03)	7.99	7.96	(0.03)	—	—	(0.03)
October 31, 2019	$13.46	0.01	5.79	5.80	—	—	—	—
October 31, 2018	$16.91	(0.02)	(3.43)	(3.45)	—	—	—	—
For The Period 3/01/17^- 10/31/17	$17.60	(0.06)	(0.63)	(0.69)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Gold Fund Class R3***
Six Months Ended April 30, 2022 (unaudited)	$24.90	6.64	%(b)	$1,147	1.33	%(c)	1.33	%(c)	(0.01	)%(c)	(0.01	)%(c)	7.97	%(b)
October 31, 2021	$23.56	(11.72)%		$1,351	1.34%		1.34%		(0.04)%		(0.04)%		5.13%
October 31, 2020	$26.99	40.84%		$471	1.25%		1.25%		(0.52)%		(0.52)%		3.34%
October 31, 2019	$19.17	42.63%		$491	1.25%		1.25%		(0.51)%		(0.51)%		20.01%
For The Period 5/01/18^- 10/31/18	$13.44	(17.80	)%(b)	$41	1.32	%(c)	1.32	%(c)	(0.59	)%(c)	(0.59	)%(c)	9.43	%(b)
First Eagle Gold Fund Class R4***
Six Months Ended April 30, 2022 (unaudited)	$25.07	6.85	%(b)	$1,687	0.96	%(c)	0.96	%(c)	0.28	%(c)	0.28	%(c)	7.97	%(b)
October 31, 2021	$23.72	(11.52)%		$811	1.11%		1.11%		0.08%		0.08%		5.13%
October 31, 2020	$27.19	41.17%		$935	1.00%		1.00%		(0.32)%		(0.32)%		3.34%
For The Period 7/29/19^- 10/31/19	$19.26	3.88	%(b)	$10	1.49	%(c)	1.49	%(c)	(0.84	)%(c)	(0.84	)%(c)	20.01	%(b)
First Eagle Gold Fund Class R5***
Six Months Ended April 30, 2022 (unaudited)	$25.02	6.84	%(b)	$715	0.99	%(c)	0.99	%(c)	0.31	%(c)	0.31	%(c)	7.97	%(b)
October 31, 2021	$23.68	(11.49)%		$437	1.03%		1.03%		0.16%		0.16%		5.13%
October 31, 2020	$27.16	40.94%		$677	0.98%		0.98%		(0.35)%		(0.35)%		3.34%
For The Period 7/29/19^- 10/31/19	$19.28	3.99	%(b)	$166	0.96	%(c)	0.96	%(c)	(0.65	)%(c)	(0.64	)%(c)	20.01	%(b)
First Eagle Gold Fund Class R6***
Six Months Ended April 30, 2022 (unaudited)	$25.04	6.91	%(b)	$127,208	0.85	%(c)	0.85	%(c)	0.44	%(c)	0.44	%(c)	7.97	%(b)
October 31, 2021	$23.74	(11.33)%		$103,234	0.85%		0.85%		0.31%		0.31%		5.13%
October 31, 2020	$27.19	41.42%		$209,208	0.85%		0.85%		(0.14)%		(0.14)%		3.34%
October 31, 2019	$19.26	43.09%		$163,259	0.89%		0.89%		0.03%		0.03%		20.01%
October 31, 2018	$13.46	(20.40)%		$74,414	0.91%		0.91%		(0.14)%		(0.14)%		9.43%
For The Period 3/01/17^- 10/31/17	$16.91	(3.92	)%(b)	$15,650	0.90	%(c)	0.91	%(c)	(0.51	)%(c)	(0.51	)%(c)	7.90	%(b)

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Income Builder Fund Class A
Six Months Ended April 30, 2022 (unaudited)	$13.52	0.15		(0.47)	(0.32)	(0.30)	(0.39)	—	(0.69)
October 31, 2021	$11.47	0.27	(f)	2.17	2.44	(0.26)	(0.13)	—	(0.39)
October 31, 2020	$12.15	0.22		(0.64)	(0.42)	(0.22)	(0.04)	—	(0.26)
October 31, 2019	$11.45	0.25		0.70	0.95	(0.25)	—	—	(0.25)
October 31, 2018	$12.05	0.25		(0.56)	(0.31)	(0.23)	—	(0.06)	(0.29)
October 31, 2017	$10.99	0.28		1.07	1.35	(0.29)	—	—	(0.29)
First Eagle Global Income Builder Fund Class C
Six Months Ended April 30, 2022 (unaudited)	$13.47	0.09		(0.45)	(0.36)	(0.12)	(0.39)	—	(0.51)
October 31, 2021	$11.44	0.16	(f)	2.17	2.33	(0.17)	(0.13)	—	(0.30)
October 31, 2020	$12.11	0.13		(0.63)	(0.50)	(0.13)	(0.04)	—	(0.17)
October 31, 2019	$11.42	0.16		0.69	0.85	(0.16)	—	—	(0.16)
October 31, 2018	$12.02	0.16		(0.56)	(0.40)	(0.14)	—	(0.06)	(0.20)
October 31, 2017	$10.96	0.19		1.07	1.26	(0.20)	—	—	(0.20)
First Eagle Global Income Builder Fund Class I
Six Months Ended April 30, 2022 (unaudited)	$13.48	0.16		(0.45)	(0.29)	(0.35)	(0.39)	—	(0.74)
October 31, 2021	$11.45	0.30	(f)	2.15	2.45	(0.29)	(0.13)	—	(0.42)
October 31, 2020	$12.12	0.25		(0.63)	(0.38)	(0.25)	(0.04)	—	(0.29)
October 31, 2019	$11.43	0.28		0.69	0.97	(0.28)	—	—	(0.28)
October 31, 2018	$12.02	0.28		(0.55)	(0.27)	(0.26)	—	(0.06)	(0.32)
October 31, 2017	$10.96	0.31		1.07	1.38	(0.32)	—	—	(0.32)
First Eagle Global Income Builder Fund Class R3
Six Months Ended April 30, 2022 (unaudited)	$13.48	0.14		(0.46)	(0.32)	(0.27)	(0.39)	—	(0.66)
October 31, 2021	$11.45	0.25	(f)	2.15	2.40	(0.24)	(0.13)	—	(0.37)
October 31, 2020	$12.12	0.18		(0.62)	(0.44)	(0.19)	(0.04)	—	(0.23)
October 31, 2019	$11.43	0.23		0.69	0.92	(0.23)	—	—	(0.23)
For The Period 5/01/18^- 10/31/18	$11.92	0.13		(0.49)	(0.36)	(0.10)	—	(0.03)	(0.13)

First Eagle Funds | Semiannual Report | April 30, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Income Builder Fund Class A
Six Months Ended April 30, 2022 (unaudited)	$12.51	(2.30	)%(b)	$510,398	1.17	%(c)	1.17	%(c)	2.25	%(c)	2.25	%(c)	9.92	%(b)
October 31, 2021	$13.52	21.36	%(i)	$492,402	1.17%		1.17%		2.04	%(f)	2.04%		22.80%
October 31, 2020	$11.47	(3.38)%		$359,442	1.19%		1.19%		1.87%		1.87%		28.98%
October 31, 2019	$12.15	8.40%		$392,942	1.18%		1.18%		2.10%		2.10%		25.54%
October 31, 2018	$11.45	(2.64)%		$319,003	1.18%		1.18%		2.11%		2.11%		22.15%
October 31, 2017	$12.05	12.39%		$339,792	1.19%		1.19%		2.43%		2.43%		23.18%
First Eagle Global Income Builder Fund Class C
Six Months Ended April 30, 2022 (unaudited)	$12.60	(2.64	)%(b)	$128,625	1.94	%(c)	1.94	%(c)	1.42	%(c)	1.42	%(c)	9.92	%(b)
October 31, 2021	$13.47	20.48	%(i)	$153,654	1.94%		1.94%		1.25	%(f)	1.25%		22.80%
October 31, 2020	$11.44	(4.15)%		$186,154	1.95%		1.95%		1.11%		1.11%		28.98%
October 31, 2019	$12.11	7.53%		$289,037	1.94%		1.94%		1.36%		1.36%		25.54%
October 31, 2018	$11.42	(3.38)%		$297,716	1.93%		1.93%		1.35%		1.35%		22.15%
October 31, 2017	$12.02	11.58%		$334,473	1.94%		1.94%		1.69%		1.69%		23.18%
First Eagle Global Income Builder Fund Class I
Six Months Ended April 30, 2022 (unaudited)	$12.45	(2.12	)%(b)	$698,413	0.94	%(c)	0.94	%(c)	2.50	%(c)	2.50	%(c)	9.92	%(b)
October 31, 2021	$13.48	21.62	%(i)	$668,678	0.93%		0.93%		2.26	%(f)	2.26%		22.80%
October 31, 2020	$11.45	(3.14)%		$630,351	0.94%		0.94%		2.11%		2.11%		28.98%
October 31, 2019	$12.12	8.60%		$793,440	0.93%		0.93%		2.36%		2.36%		25.54%
October 31, 2018	$11.43	(2.31)%		$742,408	0.92%		0.92%		2.38%		2.38%		22.15%
October 31, 2017	$12.02	12.71%		$717,643	0.93%		0.93%		2.68%		2.68%		23.18%
First Eagle Global Income Builder Fund Class R3
Six Months Ended April 30, 2022 (unaudited)	$12.50	(2.30	)%(b)	$60	1.28	%(c)	1.28	%(c)	2.13	%(c)	2.13	%(c)	9.92	%(b)
October 31, 2021	$13.48	21.12	%(i)	$61	1.32%		1.32%		1.88	%(f)	1.88%		22.80%
October 31, 2020	$11.45	(3.67)%		$50	1.49%		1.49%		1.58%		1.58%		28.98%
October 31, 2019	$12.12	8.12%		$52	1.37%		1.37%		1.92%		1.92%		25.54%
For The Period 5/01/18^- 10/31/18	$11.43	(3.02	)%(b)	$48	1.27	%(c)	1.27	%(c)	2.23	%(c)	2.23	%(c)	22.15	%(b)

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Income Builder Fund Class R4
Six Months Ended April 30, 2022 (unaudited)	$13.48	0.13		(0.47)	(0.34)	(0.29)	(0.39)	—	(0.68)
October 31, 2021	$11.44	0.27	(f)	2.15	2.42	(0.25)	(0.13)	—	(0.38)
October 31, 2020	$12.11	0.21		(0.63)	(0.42)	(0.21)	(0.04)	—	(0.25)
For The Period 7/29/19^- 10/31/19	$12.08	0.04		0.03	0.07	(0.04)	—	—	(0.04)
First Eagle Global Income Builder Fund Class R5
Six Months Ended April 30, 2022 (unaudited)	$13.47	0.15		(0.47)	(0.32)	(0.29)	(0.39)	—	(0.68)
October 31, 2021	$11.44	0.27	(f)	2.15	2.42	(0.26)	(0.13)	—	(0.39)
October 31, 2020	$12.11	0.23		(0.64)	(0.41)	(0.22)	(0.04)	—	(0.26)
For The Period 7/29/19^- 10/31/19	$12.08	0.04		0.03	0.07	(0.04)	—	—	(0.04)
First Eagle Global Income Builder Fund Class R6
Six Months Ended April 30, 2022 (unaudited)	$13.47	0.17		(0.46)	(0.29)	(0.36)	(0.39)	—	(0.75)
October 31, 2021	$11.44	0.31	(f)	2.15	2.46	(0.30)	(0.13)	—	(0.43)
October 31, 2020	$12.11	0.24		(0.62)	(0.38)	(0.25)	(0.04)	—	(0.29)
October 31, 2019	$11.42	0.27		0.70	0.97	(0.28)	—	—	(0.28)
October 31, 2018	$12.01	0.28		(0.54)	(0.26)	(0.27)	—	(0.06)	(0.33)
For The Period 3/01/17^- 10/31/17	$11.37	0.20		0.67	0.87	(0.23)	—	—	(0.23)
First Eagle High Income Fund Class A
Six Months Ended April 30, 2022 (unaudited)	$8.98	0.17		(0.75)	(0.58)	(0.17)	—	—	(0.17)
October 31, 2021	$8.71	0.33		0.27	0.60	(0.33)	—	—	(0.33)
October 31, 2020	$8.71	0.37		(0.01)	0.36	(0.36)	—	—	(0.36)
October 31, 2019	$8.81	0.41		(0.11)	0.30	(0.40)	—	—	(0.40)
October 31, 2018	$9.03	0.47		(0.24)	0.23	(0.45)	—	—	(0.45)
October 31, 2017	$8.99	0.46		0.04	0.50	(0.45)	—	(0.01)	(0.46)

First Eagle Funds | Semiannual Report | April 30, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Income Builder Fund Class R4
Six Months Ended April 30, 2022 (unaudited)	$12.46	(2.44	)%(b)	$28	1.38	%(c)	1.38	%(c)	2.05	%(c)	2.05	%(c)	9.92	%(b)
October 31, 2021	$13.48	21.34	%(i)	$27	1.17%		1.17%		2.05	%(f)	2.05%		22.80%
October 31, 2020	$11.44	(3.51)%		$10	1.25%		1.25%		1.84%		1.84%		28.98%
For The Period 7/29/19^- 10/31/19	$12.11	0.59	%(b)	$10	1.49	%(c)	1.49	%(c)	1.34	%(c)	1.34	%(c)	25.54	%(b)
First Eagle Global Income Builder Fund Class R5
Six Months Ended April 30, 2022 (unaudited)	$12.47	(2.30	)%(b)	$12	1.16	%(c)	1.16	%(c)	2.27	%(c)	2.27	%(c)	9.92	%(b)
October 31, 2021	$13.47	21.34	%(i)	$12	1.16%		1.16%		2.04	%(f)	2.04%		22.80%
October 31, 2020	$11.44	(3.40)%		$10	1.14%		1.14%		1.94%		1.94%		28.98%
For The Period 7/29/19^- 10/31/19	$12.11	0.62	%(b)	$10	1.38	%(c)	1.38	%(c)	1.45	%(c)	1.45	%(c)	25.54	%(b)
First Eagle Global Income Builder Fund Class R6
Six Months Ended April 30, 2022 (unaudited)	$12.43	(2.08	)%(b)	$35,473	0.87	%(c)	0.87	%(c)	2.65	%(c)	2.65	%(c)	9.92	%(b)
October 31, 2021	$13.47	21.72	%(i)	$24,506	0.87%		0.87%		2.35	%(f)	2.35%		22.80%
October 31, 2020	$11.44	(3.14)%		$15,649	0.90%		0.90%		2.01%		2.01%		28.98%
October 31, 2019	$12.11	8.62%		$1,233	0.93%		0.93%		2.31%		2.31%		25.54%
October 31, 2018	$11.42	(2.27)%		$912	0.88%		0.88%		2.38%		2.38%		22.15%
For The Period 3/01/17^- 10/31/17	$12.01	7.68	%(b)	$965	0.89	%(c)	0.89	%(c)	2.55	%(c)	2.55	%(c)	23.18	%(b)
First Eagle High Income Fund Class A
Six Months Ended April 30, 2022 (unaudited)	$8.23	(6.50	)%(b)	$76,679	1.11	%(c)	1.11	%(c)	4.04	%(c)	4.04	%(c)	13.50	%(b)
October 31, 2021	$8.98	7.01%		$83,819	1.23%		1.16%		3.56%		3.63%		64.11%
October 31, 2020	$8.71	4.39%		$73,112	1.33%		1.23%		4.27%		4.37%		55.38%
October 31, 2019	$8.71	3.54%		$73,567	1.34%		1.24%		4.55%		4.65%		24.19%
October 31, 2018	$8.81	2.56%		$78,360	1.26%		1.19%		5.17%		5.24%		24.82%
October 31, 2017	$9.03	5.71%		$98,548	1.21%		1.16%		5.02%		5.07%		25.77%

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle High Income Fund Class C
Six Months Ended April 30, 2022 (unaudited)	$8.97	0.14	(0.75)	(0.61)	(0.14)	—	—	(0.14)
October 31, 2021	$8.70	0.26	0.28	0.54	(0.27)	—	—	(0.27)
October 31, 2020	$8.70	0.31	(0.01)	0.30	(0.30)	—	—	(0.30)
October 31, 2019	$8.80	0.34	(0.10)	0.24	(0.34)	—	—	(0.34)
October 31, 2018	$9.02	0.40	(0.24)	0.16	(0.38)	—	—	(0.38)
October 31, 2017	$8.98	0.39	0.05	0.44	(0.39)	—	(0.01)	(0.40)
First Eagle High Income Fund Class I
Six Months Ended April 30, 2022 (unaudited)	$8.98	0.19	(0.76)	(0.57)	(0.18)	—	—	(0.18)
October 31, 2021	$8.71	0.35	0.28	0.63	(0.36)	—	—	(0.36)
October 31, 2020	$8.71	0.39	0.00 **	0.39	(0.39)	—	—	(0.39)
October 31, 2019	$8.81	0.43	(0.10)	0.33	(0.43)	—	—	(0.43)
October 31, 2018	$9.04	0.49	(0.25)	0.24	(0.47)	—	—	(0.47)
October 31, 2017	$8.99	0.49	0.05	0.54	(0.48)	—	(0.01)	(0.49)
First Eagle High Income Fund Class R3
Six Months Ended April 30, 2022 (unaudited)	$8.99	0.17	(0.75)	(0.58)	(0.17)	—	—	(0.17)
October 31, 2021	$8.72	0.31	0.28	0.59	(0.32)	—	—	(0.32)
October 31, 2020	$8.72	0.35	0.00 **	0.35	(0.35)	—	—	(0.35)
October 31, 2019	$8.82	0.40	(0.11)	0.29	(0.39)	—	—	(0.39)
For The Period 5/01/18^- 10/31/18	$8.91	0.23	(0.10)	0.13	(0.22)	—	—	(0.22)
First Eagle High Income Fund Class R4
Six Months Ended April 30, 2022 (unaudited)	$8.98	0.14	(0.74)	(0.60)	(0.14)	—	—	(0.14)
October 31, 2021	$8.72	0.29	0.26	0.55	(0.29)	—	—	(0.29)
October 31, 2020	$8.72	0.33	(0.01)	0.32	(0.32)	—	—	(0.32)
For The Period 7/29/19^- 10/31/19	$8.78	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)
First Eagle Funds | Semiannual Report | April 30, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Income Fund Class C
Six Months Ended April 30, 2022 (unaudited)	$8.22	(6.87	)%(b)	$10,065	1.91	%(c)	1.91	%(c)	3.21	%(c)	3.21	%(c)	13.50	%(b)
October 31, 2021	$8.97	6.20%		$15,129	2.01%		1.94%		2.81%		2.88%		64.11%
October 31, 2020	$8.70	3.60%		$31,972	2.10%		2.00%		3.53%		3.63%		55.38%
October 31, 2019	$8.70	2.77%		$50,100	2.10%		2.00%		3.83%		3.93%		24.19%
October 31, 2018	$8.80	1.68%		$62,749	2.01%		1.94%		4.43%		4.50%		24.82%
October 31, 2017	$9.02	5.06%		$87,479	1.95%		1.90%		4.30%		4.35%		25.77%
First Eagle High Income Fund Class I
Six Months Ended April 30, 2022 (unaudited)	$8.23	(6.38	)%(b)	$110,114	0.85	%(c)	0.85	%(c)	4.28	%(c)	4.28	%(c)	13.50	%(b)
October 31, 2021	$8.98	7.29%		$132,026	0.97%		0.90%		3.82%		3.89%		64.11%
October 31, 2020	$8.71	4.68%		$126,527	1.04%		0.94%		4.54%		4.64%		55.38%
October 31, 2019	$8.71	3.84%		$144,532	1.05%		0.95%		4.86%		4.96%		24.19%
October 31, 2018	$8.81	2.74%		$184,351	0.97%		0.90%		5.46%		5.53%		24.82%
October 31, 2017	$9.04	6.15%		$278,660	0.91%		0.86%		5.33%		5.38%		25.77%
First Eagle High Income Fund Class R3
Six Months Ended April 30, 2022 (unaudited)	$8.24	(6.57	)%(b)	$437	1.28	%(c)	1.28	%(c)	3.87	%(c)	3.87	%(c)	13.50	%(b)
October 31, 2021	$8.99	6.83%		$443	1.40%		1.33%		3.39%		3.46%		64.11%
October 31, 2020	$8.72	4.21%		$453	1.45%		1.35%		4.04%		4.14%		55.38%
October 31, 2019	$8.72	3.44%		$52	1.44%		1.34%		4.44%		4.54%		24.19%
For The Period 5/01/18^- 10/31/18	$8.82	1.41	%(b)	$51	1.36	%(c)	1.27	%(c)	4.99	%(c)	5.08	%(c)	24.82	%(b)
First Eagle High Income Fund Class R4
Six Months Ended April 30, 2022 (unaudited)	$8.24	(6.79	)%(b)	$10	1.95	%(c)	1.95	%(c)	3.18	%(c)	3.18	%(c)	13.50	%(b)
October 31, 2021	$8.98	6.38%		$11	1.66%		1.59%		3.12%		3.19%		64.11%
October 31, 2020	$8.72	3.81%		$10	1.84%		1.74%		3.74%		3.84%		55.38%
For The Period 7/29/19^- 10/31/19	$8.72	0.24	%(b)	$10	1.70	%(c)	1.59	%(c)	3.43	%(c)	3.54	%(c)	24.19	%(b)

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital		Total distributions
First Eagle High Income Fund Class R5
Six Months Ended April 30, 2022 (unaudited)	$8.98	0.17	(0.75)	(0.58)	(0.17)	—	—		(0.17)
October 31, 2021	$8.71	0.33	0.27	0.60	(0.33)	—	—		(0.33)
October 31, 2020	$8.71	0.37	0.00 **	0.37	(0.37)	—	—		(0.37)
For The Period 7/29/19^- 10/31/19	$8.78	0.08	(0.07)	0.01	(0.08)	—	—		(0.08)
First Eagle High Income Fund Class R6
Six Months Ended April 30, 2022 (unaudited)	$8.98	0.19	(0.75)	(0.56)	(0.19)	—	—		(0.19)
October 31, 2021	$8.71	0.35	0.28	0.63	(0.36)	—	—		(0.36)
October 31, 2020	$8.71	0.39	(0.01)	0.38	(0.38)	—	—		(0.38)
October 31, 2019	$8.82	0.43	(0.11)	0.32	(0.43)	—	—		(0.43)
October 31, 2018	$9.04	0.49	(0.24)	0.25	(0.47)	—	—		(0.47)
For The Period 3/01/17^- 10/31/17	$9.10	0.32	(0.05)	0.27	(0.33)	—	(0.00	)**	(0.33)
First Eagle Fund of America Class A
Six Months Ended April 30, 2022 (unaudited)	$29.80	0.05	(4.10)	(4.05)	(0.03)	(3.54)	—		(3.57)
October 31, 2021	$25.84	0.09	8.37	8.46	(0.06)	(4.44)	—		(4.50)
October 31, 2020	$26.45	0.01	(0.38)	(0.37)	(0.01)	(0.23)	—		(0.24)
October 31, 2019	$30.53	0.03	1.50	1.53	—	(5.61)	—		(5.61)
October 31, 2018	$38.18	0.08	(4.15)	(4.07)	—	(3.58)	—		(3.58)
October 31, 2017	$32.93	(0.02)	7.41	7.39	(0.07)	(2.07)	—		(2.14)
First Eagle Fund of America Class C
Six Months Ended April 30, 2022 (unaudited)	$20.00	(0.03)	(2.60)	(2.63)	—	(3.54)	—		(3.54)
October 31, 2021	$18.74	(0.07)	5.77	5.70	—	(4.44)	—		(4.44)
October 31, 2020	$19.37	(0.14)	(0.26)	(0.40)	—	(0.23)	—		(0.23)
October 31, 2019	$24.09	(0.12)	1.01	0.89	—	(5.61)	—		(5.61)
October 31, 2018	$31.08	(0.14)	(3.27)	(3.41)	—	(3.58)	—		(3.58)
October 31, 2017	$27.32	(0.23)	6.06	5.83	—	(2.07)	—		(2.07)

First Eagle Funds | Semiannual Report | April 30, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Income Fund Class R5
Six Months Ended April 30, 2022 (unaudited)	$8.23	(6.52	)%(b)	$10	1.14	%(c)	1.14	%(c)	3.99	%(c)	3.99	%(c)	13.50	%(b)
October 31, 2021	$8.98	7.01%		$11	1.20%		1.13%		3.58%		3.65%		64.11%
October 31, 2020	$8.71	4.41%		$10	1.25%		1.15%		4.33%		4.43%		55.38%
For The Period 7/29/19^- 10/31/19	$8.71	0.11	%(b)	$10	1.59	%(c)	1.48	%(c)	3.54	%(c)	3.65	%(c)	24.19	%(b)
First Eagle High Income Fund Class R6
Six Months Ended April 30, 2022 (unaudited)	$8.23	(6.34	)%(b)	$959	0.77	%(c)	0.77	%(c)	4.38	%(c)	4.38	%(c)	13.50	%(b)
October 31, 2021	$8.98	7.34%		$1,066	0.92%		0.85%		3.87%		3.94%		64.11%
October 31, 2020	$8.71	4.64%		$1,033	1.07%		0.97%		4.47%		4.57%		55.38%
October 31, 2019	$8.71	3.75%		$1,907	1.02%		0.92%		4.78%		4.89%		24.19%
October 31, 2018	$8.82	2.80%		$401	1.01%		0.93%		5.36%		5.44%		24.82%
For The Period 3/01/17^- 10/31/17	$9.04	2.99	%(b)	$114	0.92	%(c)	0.87	%(c)	5.29	%(c)	5.34	%(c)	25.77	%(b)
First Eagle Fund of America Class A
Six Months Ended April 30, 2022 (unaudited)	$22.18	(15.06	)%(b)	$283,031	1.09	%(c)	0.90	%(c)	0.23	%(c)	0.42	%(c)	5.03	%(b)
October 31, 2021	$29.80	36.58%		$235,888	1.04%		0.90%		0.20%		0.34%		40.70%
October 31, 2020	$25.84	(1.43)%		$203,581	1.34%		1.28%		(0.04)%		0.02%		97.86%
October 31, 2019	$26.45	7.58%		$273,446	1.38%		1.37%		0.11%		0.13%		26.42%
October 31, 2018	$30.53	(11.84)%		$388,961	1.32%		1.32%		0.23%		0.23%		60.29%
October 31, 2017	$38.18	23.56%		$622,389	1.31%		1.31%		(0.07)%		(0.07)%		57.02%
First Eagle Fund of America Class C
Six Months Ended April 30, 2022 (unaudited)	$13.83	(15.39	)%(b)	$23,489	1.89	%(c)	1.65	%(c)	(0.63	)%(c)	(0.39	)%(c)	5.03	%(b)
October 31, 2021	$20.00	35.52%		$37,722	1.79%		1.65%		(0.54)%		(0.40)%		40.70%
October 31, 2020	$18.74	(2.12)%		$62,901	2.09%		2.03%		(0.79)%		(0.73)%		97.86%
October 31, 2019	$19.37	6.77%		$115,146	2.12%		2.10%		(0.61)%		(0.60)%		26.42%
October 31, 2018	$24.09	(12.48)%		$244,240	2.06%		2.06%		(0.51)%		(0.51)%		60.29%
October 31, 2017	$31.08	22.61%		$401,699	2.06%		2.06%		(0.81)%		(0.81)%		57.02%

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Fund of America Class I
Six Months Ended April 30, 2022 (unaudited)	$31.17	0.08	(4.30)	(4.22)	(0.06)	(3.54)	—	(3.60)
October 31, 2021	$26.91	0.17	8.72	8.89	(0.19)	(4.44)	—	(4.63)
October 31, 2020	$27.54	0.09	(0.37)	(0.28)	(0.12)	(0.23)	—	(0.35)
October 31, 2019	$31.46	0.13	1.56	1.69	—	(5.61)	—	(5.61)
October 31, 2018	$39.15	0.21	(4.30)	(4.09)	(0.02)	(3.58)	—	(3.60)
October 31, 2017	$33.72	0.08	7.59	7.67	(0.17)	(2.07)	—	(2.24)
First Eagle Fund of America Class R3
Six Months Ended April 30, 2022 (unaudited)	$30.97	0.04	(4.28)	(4.24)	(0.02)	(3.54)	—	(3.56)
October 31, 2021	$26.71	0.07	8.66	8.73	(0.03)	(4.44)	—	(4.47)
October 31, 2020	$27.37	(0.04)	(0.38)	(0.42)	(0.01)	(0.23)	—	(0.24)
October 31, 2019	$31.40	0.02	1.56	1.58	—	(5.61)	—	(5.61)
For The Period 5/01/18^- 10/31/18	$35.19	0.14	(3.93)	(3.79)	—	—	—	—
First Eagle Fund of America Class R4
Six Months Ended April 30, 2022 (unaudited)	$31.14	0.07	(4.30)	(4.23)	(0.05)	(3.54)	—	(3.59)
October 31, 2021	$26.85	0.14	8.72	8.86	(0.13)	(4.44)	—	(4.57)
October 31, 2020	$27.52	0.04	(0.40)	(0.36)	(0.08)	(0.23)	—	(0.31)
For The Period 7/29/19^- 10/31/19	$28.16	(0.02)	(0.62)	(0.64)	—	—	—	—
First Eagle Fund of America Class R5
Six Months Ended April 30, 2022 (unaudited)	$31.15	0.08	(4.30)	(4.22)	(0.06)	(3.54)	—	(3.60)
October 31, 2021	$26.88	0.17	8.72	8.89	(0.18)	(4.44)	—	(4.62)
October 31, 2020	$27.53	0.06	(0.39)	(0.33)	(0.09)	(0.23)	—	(0.32)
For The Period 7/29/19^- 10/31/19	$28.16	(0.01)	(0.62)	(0.63)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Fund of America Class I
Six Months Ended April 30, 2022 (unaudited)	$23.35	(14.94	)%(b)	$115,874	0.79	%(c)	0.65	%(c)	0.47	%(c)	0.61	%(c)	5.03	%(b)
October 31, 2021	$31.17	36.88%		$162,113	0.70%		0.65%		0.53%		0.58%		40.70%
October 31, 2020	$26.91	(1.09)%		$167,093	1.01%		0.96%		0.28%		0.33%		97.86%
October 31, 2019	$27.54	7.88%		$384,510	1.05%		1.03%		0.45%		0.46%		26.42%
October 31, 2018	$31.46	(11.53)%		$612,845	1.02%		1.02%		0.58%		0.58%		60.29%
October 31, 2017	$39.15	23.91%		$829,414	1.01%		1.01%		0.22%		0.22%		57.02%
First Eagle Fund of America Class R3
Six Months Ended April 30, 2022 (unaudited)	$23.17	(15.13	)%(b)	$55	1.14	%(c)	1.00	%(c)	0.13	%(c)	0.27	%(c)	5.03	%(b)
October 31, 2021	$30.97	36.40%		$64	1.12%		0.99%		0.12%		0.25%		40.70%
October 31, 2020	$26.71	(1.56)%		$47	1.50%		1.44%		(0.20)%		(0.14)%		97.86%
October 31, 2019	$27.37	7.48%		$48	1.44%		1.42%		0.04%		0.06%		26.42%
For The Period 5/01/18^- 10/31/18	$31.40	(10.74	)%(b)	$45	1.38	%(c)	1.38	%(c)	0.79	%(c)	0.79	%(c)	60.29	%(b)
First Eagle Fund of America Class R4
Six Months Ended April 30, 2022 (unaudited)	$23.32	(15.00	)%(b)	$11	1.17	%(c)	0.77	%(c)	0.10	%(c)	0.50	%(c)	5.03	%(b)
October 31, 2021	$31.14	36.76%		$13	1.08%		0.75%		0.16%		0.49%		40.70%
October 31, 2020	$26.85	(1.35)%		$10	1.36%		1.16%		(0.06)%		0.13%		97.86%
For The Period 7/29/19^- 10/31/19	$27.52	(2.27	)%(b)	$10	1.66	%(c)	1.62	%(c)	(0.25	)%(c)	(0.22	)%(c)	26.42	%(b)
First Eagle Fund of America Class R5
Six Months Ended April 30, 2022 (unaudited)	$23.33	(14.95	)%(b)	$11	1.36	%(c)	0.67	%(c)	(0.09	)%(c)	0.60	%(c)	5.03	%(b)
October 31, 2021	$31.15	36.88%		$13	1.35%		0.65%		(0.11)%		0.59%		40.70%
October 31, 2020	$26.88	(1.25)%		$10	1.26%		1.06%		0.04%		0.24%		97.86%
For The Period 7/29/19^- 10/31/19	$27.53	(2.24	)%(b)	$10	1.55	%(c)	1.51	%(c)	(0.14	)%(c)	(0.10	)%(c)	26.42	%(b)

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital		Total distributions
First Eagle Fund of America Class R6
Six Months Ended April 30, 2022 (unaudited)	$31.17	0.08	(4.31)	(4.23)	(0.06)	(3.54)	—		(3.60)
October 31, 2021	$26.92	0.17	8.74	8.91	(0.22)	(4.44)	—		(4.66)
October 31, 2020	$27.57	0.07	(0.37)	(0.30)	(0.12)	(0.23)	—		(0.35)
October 31, 2019	$31.46	0.09	1.63	1.72	—	(5.61)	—		(5.61)
October 31, 2018	$39.15	0.65	(4.73)	(4.08)	(0.03)	(3.58)	—		(3.61)
For The Period 3/01/17^- 10/31/17	$35.44	0.02	3.69	3.71	—	—	—		—
First Eagle Small Cap Opportunity Fund Class A
Six Months Ended April 30, 2022 (unaudited)	$9.76	(0.01)	(0.76)	(0.77)	—	—	—		—
For The Period 7/01/21^- 10/31/21	$10.12	(0.02)	(0.34)	(0.36)	—	—	—		—
First Eagle Small Cap Opportunity Fund Class I
Six Months Ended April 30, 2022 (unaudited)	$9.77	0.00 **	(0.77)	(0.77)	—	—	—		—
For The Period 4/27/21^- 10/31/21	$10.00	(0.02)	(0.02)	(0.04)	(0.00)**	(0.19)	(0.00	)**	(0.19)
First Eagle Small Cap Opportunity Fund Class R6
Six Months Ended April 30, 2022 (unaudited)	$9.77	0.00 **	(0.76)	(0.76)	—	—	—		—
For The Period 7/01/21^- 10/31/21	$10.12	(0.01)	(0.34)	(0.35)	—	—	—		—
First Eagle Global Real Assets Fund Class A***
For The Period 11/30/21^- 4/30/22 (unaudited)	$10.00	0.05	0.33	0.38	—	—	—		—

First Eagle Funds | Semiannual Report | April 30, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Fund of America Class R6
Six Months Ended April 30, 2022 (unaudited)	$23.34	(14.98	)%(b)	$5,778	0.72	%(c)	0.65	%(c)	0.55	%(c)	0.62	%(c)	5.03	%(b)
October 31, 2021	$31.17	36.93%		$7,056	0.67%		0.65%		0.57%		0.59%		40.70%
October 31, 2020	$26.92	(1.13)%		$5,471	1.00%		0.95%		0.20%		0.26%		97.86%
October 31, 2019	$27.57	8.00%		$2,656	1.00%		0.99%		0.32%		0.32%		26.42%
October 31, 2018	$31.46	(11.53)%		$4,362	0.98%		0.98%		1.85%		1.86%		60.29%
For The Period 3/01/17^- 10/31/17	$39.15	10.47	%(b)	$397	1.00	%(c)	1.00	%(c)	0.09	%(c)	0.09	%(c)	57.02	%(b)
First Eagle Small Cap Opportunity Fund Class A
Six Months Ended April 30, 2022 (unaudited)	$8.99	(7.89	)%(b)	$26,828	1.27	%(c)	1.25	%(c)	(0.33	)%(c)	(0.31	)%(c)	19.29	%(b)
For The Period 7/01/21^- 10/31/21	$9.76	(3.56	)%(b)	$10,060	1.95	%(c)	1.25	%(c)	(1.30	)%(c)	(0.60	)%(c)	13.63	%(b)
First Eagle Small Cap Opportunity Fund Class I
Six Months Ended April 30, 2022 (unaudited)	$9.00	(7.78	)%(b)	$370,468	1.01	%(c)	1.00	%(c)	(0.10	)%(c)	(0.09	)%(c)	19.29	%(b)
For The Period 4/27/21^- 10/31/21	$9.77	(0.47	)%(b)	$93,195	2.07	%(c)	1.00	%(c)	(1.37	)%(c)	(0.30	)%(c)	13.63	%(b)
First Eagle Small Cap Opportunity Fund Class R6
Six Months Ended April 30, 2022 (unaudited)	$9.01	(7.78	)%(b)	$1,474	1.01	%(c)	1.00	%(c)	(0.01	)%(c)	0.00	%****(c)	19.29	%(b)
For The Period 7/01/21^- 10/31/21	$9.77	(3.46	)%(b)	$1,236	1.98	%(c)	1.00	%(c)	(1.29	)%(c)	(0.31	)%(c)	13.63	%(b)
First Eagle Global Real Assets Fund Class A***
For The Period 11/30/21^- 4/30/22 (unaudited)	$10.38	3.80	%(b)	$1,046	4.22	%(c)	1.10	%(c)	(1.87	)%(c)	1.25	%(c)	6.31	%(b)

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Real Assets Fund Class I***
For The Period 11/30/21^- 4/30/22 (unaudited)	$10.00	0.07	0.32	0.39	—	—	—	—
First Eagle Global Real Assets Fund Class R6***
For The Period 11/30/21^- 4/30/22 (unaudited)	$10.00	0.07	0.32	0.39	—	—	—	—

^  Commencement of investment operations.

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

***  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold and First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively.

****  Amount represents less than 0.005% of average net assets.

(a)  Does not take into account the sales charge of 5.00% for Class A shares for all Funds, except First Eagle High Income Fund, which has a sales charge of 4.50% and the maximum contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. With respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a CDSC of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(b)  Not Annualized

(c)  Annualized

(d)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Global Fund would have been 0.44, (0.15), 0.62, 0.00, 0.41, 0.80, and 0.67 for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers ratios would have been 0.68%, (0.12)%, 0.93%, 0.00%, 0.66%, 1.01%, and 1.02% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

First Eagle Funds | Semiannual Report | April 30, 2022

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Real Assets Fund Class I***
For The Period 11/30/21^- 4/30/22 (unaudited)	$10.39	3.90	%(b)	$7,574	3.91	%(c)	0.85	%(c)	(1.51	)%(c)	1.55	%(c)	6.31	%(b)
First Eagle Global Real Assets Fund Class R6***
For The Period 11/30/21^- 4/30/22 (unaudited)	$10.39	3.90	%(b)	$1,079	3.96	%(c)	0.85	%(c)	(1.61	)%(c)	1.50	%(c)	6.31	%(b)

(e)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Overseas Fund would have been 0.20, (0.03), 0.29, 0.22, 0.26, 0.25, and 0.35 for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers income ratios would have been 0.82%, 0.03%, 1.12%, 0.79%, 0.92%, 0.86%, and 1.28% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

(f)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Global Income Builder Fund would have been 0.24, 0.13, 0.28, 0.23, 0.25, 0.24, and 0.29 for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers ratios would have been 1.85%, 1.06%, 2.08%, 1.70%, 1.86%, 1.85%, and 2.16% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

(g)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Global Fund would have been 26.05%, 24.96%, 26.38%, 25.14%, 26.01%, 25.45%, and 26.48% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

(h)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Overseas Fund would have been 16.90%, 15.94%, 17.24%, 16.80%, 17.14%, 16.99%, and 17.35% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

(i)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Global Income Builder Fund would have been 21.09%, 20.21%, 21.44%, 20.94%, 21.16%, 21.07%, and 21.54% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

Note 1 — Significant Accounting Policies

First Eagle Funds (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust consists of nine separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund (each individually a "Fund" or collectively the "Funds"). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Income Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle Global Real Assets Fund seeks long-term growth of capital. The Global Real Assets Fund commenced investment operations on November 30, 2021. The Small Cap Opportunity Fund commenced investment operations on April 27, 2021. The Small Cap Opportunity Fund's initial capital was contributed pursuant to a private offering.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares, except for the First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund, which offer Class A shares, Class I shares and Class R6 shares. On February 28, 2022, First Eagle Fund of America's Class Y shares converted into Class A shares. As a result, Class Y shares were terminated.

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership ("BCP CC Holdings"). BCP CC Holdings GP L.L.C., a Delaware limited liability company ("BCP CC Holdings GP"), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. ("BCP VI") and Corsair IV Financial Services Capital Partners L.P. ("Corsair IV"). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. ("Blackstone") and Corsair

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

Capital LLC ("Corsair"), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investments in Subsidiaries — The First Eagle Global Fund (the "Global Fund"), First Eagle Overseas Fund (the "Overseas Fund"), First Eagle U.S. Value Fund (the "U.S. Value Fund"), First Eagle Gold Fund (the "Gold Fund") and First Eagle Global Real Assets Fund (the "Global Real Assets Fund") may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd. respectively, each a wholly owned subsidiary (each referred to herein as a "Subsidiary" or collectively "the Subsidiaries"). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary's assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds' tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds' "non-qualifying income" exceeds 10% of the Funds' gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2022, the First Eagle Global Cayman Fund, Ltd. has $ $4,824,554,464 in net assets, representing 10.17% of the Global Fund's net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2022, the First Eagle Overseas Cayman Fund, Ltd. has $1,084,563,049 in net assets, representing 8.47% of the Overseas Fund's net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle U.S. Value Fund and

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2022, the First Eagle U.S. Value Cayman Fund, Ltd. has $139,433,990 in net assets, representing 11.50% of the U.S. Value Fund's net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2022, the First Eagle Gold Cayman Fund, Ltd. has $562,793,704 in net assets, representing 24.56% of the Gold Fund's net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2022, the First Eagle Global Real Assets Cayman Fund, Ltd. has $1,108,689 in net assets, representing 11.43% of the Global Real Assets Fund's net assets.

b)  Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund's NAV is calculated, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved by the Board of Trustees ("Board"). The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

by an independent pricing service. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds are determined in good faith under the supervision and responsibility of the Board. The Board Valuation and Liquidity Committee (the "Committee") oversees the execution of the valuation and liquidity procedures for the Funds.

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

The following is a summary of the Funds' inputs used to value the Funds' investments as of April 30, 2022:

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$24,070,683,075	$13,139,830,198 (a)	$—		$37,210,513,273
Corporate Bonds	—	—	5,603,675	(b)	5,603,675
Commodities*	—	5,402,173,511	—		5,402,173,511
Foreign Government Securities	—	469,380,334	121,985,491	(b)	591,365,825
Short-Term Investments	426,749	4,040,086,511	—		4,040,513,260
Warrants	7,894,331	—	—		7,894,331
Forward Foreign Currency Exchange Contracts**	—	29,587,190	—		29,587,190
Total	$24,079,004,155	$23,081,057,744	$127,589,166		$47,287,651,065
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(4,205,880)	$—		$(4,205,880)
Total	$—	$(4,205,880)	$—		$(4,205,880)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

Fair Value Level 3 activity for the six month period ended April 30, 2022 was as follows:

First Eagle Global Fund (continued)

	Corporate Bonds	Foreign Government Securities	Total
Beginning Balance — market value	$5,856,524	$—	$5,856,524
Purchases(1)	—	—	—
Sales(2)	—	(8,643,676)	(8,643,676)
Transfer In — Level 3	—	137,063,294	137,063,294
Transfer Out — Level 3	—	—	—
Accrued discounts/(premiums)	22,929	(2,129,411)	(2,106,482)
Realized Gains (Losses)	—	(1,524,697)	(1,524,697)
Change in Unrealized Appreciation (Depreciation)	(275,778)	(2,780,019)	(3,055,797)
Ending Balance — market value	$5,603,675	$121,985,491	$127,589,166
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(275,778)	$(2,780,019)	$(3,055,797)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$2,765,854,271	$7,641,087,094 (a)	$16,017,293		$10,422,958,658
Commodities*	—	1,462,847,909	—		1,462,847,909
Foreign Government Securities	—	272,130,558	43,958,273	(b)	316,088,831
Short-Term Investments	44,068	547,540,115	—		547,584,183
Warrants	3,458,398	—	—		3,458,398
Forward Foreign Currency Exchange Contracts**	—	16,450,417	—		16,450,417
Total	$2,769,356,737	$9,940,056,093	$59,975,566		$12,769,388,396
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(2,482,399)	$—		$(2,482,399)
Total	$—	$(2,482,399)	$—		$(2,482,399)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

Fair Value Level 3 activity the six month period ended April 30, 2022 was as follows:

First Eagle Overseas Fund (continued)

	Common Stocks	Foreign Government Securities	Total
Beginning Balance — market value	$20,293,634	$—	$20,293,634
Purchases(1)	—	—	—
Sales(2)	—	(3,532,343)	(3,532,343)
Transfer In — Level 3	—	49,730,191	49,730,191
Transfer Out — Level 3	—	—	—
Accrued discounts/(premiums)	—	(778,160)	(778,160)
Realized Gains (Losses)	—	(623,086)	(623,086)
Change in Unrealized Appreciation (Depreciation)	(4,276,341)	(838,329)	(5,114,670)
Ending Balance — market value	$16,017,293	$43,958,273	$59,975,566
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(4,276,341)	$(838,329)	$(5,114,670)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)		Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Common Stocks	$16,017,293	Market Comparable Companies	Enterprise Value Multiple	0.00 12.43x (4.60x)	x -	Increase

(a)  This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

First Eagle U.S. Value Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$929,837,550	$4,438,425	(a)	$—		$934,275,975
Convertible Preferred Stocks	3,954,665	—		—		3,954,665
Corporate Bonds	—	—		615,000	(b)	615,000
Commodities*	—	139,441,063		—		139,441,063
Master Limited Partnerships	28,909,714	—		—		28,909,714
Short-Term Investments	19,533	104,210,592		—		104,230,125
Total	$962,721,462	$248,090,080		$615,000		$1,211,426,542

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

Fair Value Level 3 activity for the six month period ended April 30, 2022 was as follows:

Corporate Bonds
Beginning Balance — market value	$642,750
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/(premiums)	2,635
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(30,385)
Ending Balance — market value	$615,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(30,385)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$1,335,977,741	$143,891,082	(a)	$—	$1,479,868,823
Commodities*	—	562,889,415		—	562,889,415
Rights	5,707,782	—		—	5,707,782
Short-Term Investments	20,301	174,353,790		—	174,374,091
Total	$1,341,705,824	$881,134,287		$—	$2,222,840,111

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold and silver bullion.

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$425,666,158	$440,777,877 (a)	$—		$866,444,035
Convertible Preferred Stocks	23,630,983	—	—		23,630,983
Corporate Bonds	—	135,173,884	110,386	(b)	135,284,270
Closed End Funds	—	13,514,619	—		13,514,619
Commodities*	—	106,944,792	—		106,944,792
Foreign Government Securities	—	17,199,642	1,769,158	(b)	18,968,800
Master Limited Partnerships	47,605,209	—	—		47,605,209
Preferred Stocks	14,685,263	—	—		14,685,263
Short-Term Investments	5,089	26,963,526	—		26,968,615
U.S. Treasury Obligations	—	87,693,678	—		87,693,678
Forward Foreign Currency Exchange Contracts**	—	955,341	—		955,341
Total	$511,592,702	$829,223,359	$1,879,544		$1,342,695,605
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(162,614)	$—		$(162,614)
Written Options	(948,052)	—	—		(948,052)
Total	$(948,052)	$(162,614)	$—		$(1,110,666)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

Fair Value Level 3 activity for the six month period ended April 30, 2022 was as follows:

First Eagle Global Income Builder Fund (continued)

	Corporate Bonds	Foreign Government Securities	Total
Beginning Balance — market value	$9,627,905	$—	$9,627,905
Purchases(1)	—	—	—
Sales(2)	—	—	—
Transfer In — Level 3	111,135	1,886,187	1,997,322
Transfer Out — Level 3	(9,627,905)	—	(9,627,905)
Accrued discounts/(premiums)	36	(27,418)	(27,382)
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	(785)	(89,611)	(90,396)
Ending Balance — market value	$110,386	$1,769,158	$1,879,544
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(785)	$(89,611)	$(90,396)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Income Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Corporate Bonds	$—	$188,437,266	$—	$188,437,266
Loan Assignments	—	1,668,150	—	1,668,150
Short-Term Investments	2,222	5,971,673	—	5,973,895
Total	$2,222	$196,077,089	$—	$196,079,311

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.
First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

Fair Value Level 3 activity for the six month period ended April 30, 2022 was as follows:

First Eagle High Income Fund (continued)

Corporate Bonds
Beginning Balance — market value	$3,218,308
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	(3,218,308)
Accrued discounts/(premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Fund of America

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$410,436,223	$13,335,110	(a)	$—	$423,771,333
Short-Term Investments	1,650	5,491,700		—	5,493,350
Total	$410,437,873	$18,826,810		$—	$429,264,683

†  See Schedule of Investments for additional detailed categorizations.

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$360,439,502	$—	$—		$360,439,502
Master Limited Partnerships	1,627,760	—	—		1,627,760
Rights	—	—	—	^	—
Short-Term Investments	39,753,936	—	—		39,753,936
Total	$401,821,198	$—	$—		$401,821,198

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

^  Fair value represents zero

Fair Value Level 3 activity for the six month period ended April 30, 2022 was as follows:

Rights
Beginning Balance — market value	$—
Purchases(1)	27,801
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/(premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(27,801)
Ending Balance — market value	$— ^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(27,801)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

^  Fair value represents zero

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)		Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Rights	$_^	Discounted Cash Flow	Estimated probability of the company hitting specified milestones	0	% (0%)	Increase

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

^  Fair value represents zero

(a)  This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$5,659,886	$2,516,032	(a)	$—	^	$8,175,918
Commodity*	—	949,743		—		949,743
Exchange-Traded Fund	141,493	—		—		141,493
Master Limited Partnerships	290,437	—		—		290,437
Short-Term Investments	197,550	—		—		197,550
Total	$6,289,366	$3,465,775		$—		$9,755,141

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

^  Fair value represents zero

Fair Value Level 3 activity for the six month period ended April 30, 2022 was as follows:

Common Stocks
Beginning Balance — market value	$—
Purchases(1)	82,461
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/(premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(82,461)
Ending Balance — market value	$— ^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(82,461)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

^  Fair value represents zero

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)		Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Common Stocks	$_^	Discounted Cash Flow	Estimated Recoverability	0	% (0%)	Increase

^  Fair value represents zero

(a)  This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination

c)  Investment transactions and income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. Investment income is recorded net of foreign withholding taxes. Foreign taxes are accrued based on gains realized by a Fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group, and certain other funds also managed by the Adviser. Generally, expenses that do not pertain specifically to a Fund are allocated to each Fund based upon the percentage of net assets a Fund bears to the total net assets of all the Funds that share the expense. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

e)  Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)  Forward foreign currency exchange contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Global Real Assets Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds' currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund's portfolio. For the

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

six-month period ended April 30, 2022, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$145,370,852	$82,502,657	$4,283,958	$130,556
Average Settlement Value — Sold	587,352,836	321,069,929	20,631,780	134,726

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter ("OTC") derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds' custodian bank. These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Effective mid-2022, longstanding regulatory guidance governing use of derivatives by mutual funds will be withdrawn and superseded by new Rule 18f-4 under the Investment Company Act. The rule is accompanied by a new set of conditions and interpretations that are being assessed for the Funds in light of the Funds' practices and stated investment restrictions. Once implemented, the rule could limit a Fund's ability to use derivatives in support of its investment strategies and may make derivatives more costly, or may otherwise adversely affect their liquidity, value or performance. These changes are not expected to materially impact any of the Funds at this time.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At April 30, 2022, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$29,587,190	$4,205,880	$31,568,907	$14,385,441

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$16,450,417	$2,482,399	$17,251,910	$7,839,599

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$955,341	$162,614	$1,231,233	$368,551

First Eagle High Income Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$—	$—	$4,170	$(4,170)

(1)  Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)  Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3)  Statement of Operations location: Net realized gains (losses) from settlement of forward foreign currency exchange contracts.

(4)  Statement of Operations location: Changes in unrealized appreciation (depreciation) of forward foreign currency exchange contracts.

The following tables present each Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of April 30, 2022:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$8,021,831	$(780,103)	$(7,240,000)	$1,728
JPMorgan Chase Bank	2,932,309	—	(2,920,000)	12,309
UBS AG	18,633,050	(3,425,777)	—	15,207,273
	$29,587,190	$(4,205,880)	$(10,160,000)	$15,221,310

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

First Eagle Global Fund (continued)

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$780,103	$(780,103)	$—	$—
UBS AG	3,425,777	(3,425,777)	—	—
	$4,205,880	$(4,205,880)	$—	$—

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$4,316,350	$(287,604)	$(3,880,000)	$148,746
JPMorgan Chase Bank	1,447,531	—	(1,360,003)	87,528
UBS AG	10,686,536	(2,194,795)	—	8,491,741
	$16,450,417	$(2,482,399)	$(5,240,003)	$8,728,015
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$287,604	$(287,604)	$—	$—
UBS AG	2,194,795	(2,194,795)	—	—
	$2,482,399	$(2,482,399)	$—	$—

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$304,250	$(62,559)	$(230,000)	$11,691
JPMorgan Chase Bank	129,099	—	(129,099)	—
UBS AG	521,992	(100,055)	—	421,937
	$955,341	$(162,614)	$(359,099)	$433,628

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

First Eagle Global Income Builder Fund (continued)

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$62,559	$(62,559)	$—	$—
UBS AG	100,055	(100,055)	—	—
	$162,614	$(162,614)	$—	$—

*  The actual collateral received/pledged may be more than the amount reported due to over collateralization.

g)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write "covered" call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

A Fund may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This "opportunity cost" may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Effective mid-2022, longstanding regulatory guidance governing use of derivatives by mutual funds will be withdrawn and superseded by new Rule 18f-4 under the Investment Company Act. The rule is accompanied by a new set of conditions and interpretations that are being assessed for the Funds in light of the Funds' practices and stated investment restrictions. Once implemented, the rule could limit a Fund's ability to use derivatives in support of its investment strategies and may make derivatives more costly, or may otherwise adversely affect their liquidity, value or performance. These changes are not expected to materially impact any of the Funds at this time.

As of April 30, 2022, portfolio securities valued at $47,688,973 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the six-month period ended April 30, 2022, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options:
Average Number of Contracts — Written	11,678

At April 30, 2022, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net Realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Equity — Written options	$—	$948,052	$1,859,719	$236,783

(1)  Statements of Assets and Liabilities location: Investments in securities of unaffiliated issuers.

(2)  Statements of Assets and Liabilities location: Option contracts written, at value.

(3)  Statements of Operations location: Net realized gains (losses) from expiration or closing of option contracts written.

(4)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of option contracts written.

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

h)  Repurchase agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser's credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

i)  Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between the Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

j)  Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. TIPS are subject to interest rate risk.

k)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.

l)  United States income taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

of the Internal Revenue Code applicable to the regulated investment company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle High Income Fund and the First Eagle Global Income Builder Fund which declare income daily and pay monthly, and First Eagle Fund of America which distributes income on a quarterly basis.

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

m)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

n)  Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

o)  Foreign Taxes — The Funds may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the "Advisory Agreement"), an annual advisory fee as follows:

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75
First Eagle U.S. Value Fund	0.75	(1)
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75
First Eagle High Income Fund	0.45

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Fund of America	0.50	(2)
First Eagle Small Cap Opportunity Fund	0.85	(3)
First Eagle Global Real Assets Fund	0.65	(4)

(1)  The Adviser has agreed to waive First Eagle U.S. Value Fund's management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 28, 2023. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.

(2)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I, R3, R4, R5 and R6 for First Eagle Fund of America so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.90%, 1.65%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 28, 2023 and may not be terminated during its term without the consent of the Board. First Eagle Fund of America has agreed that each of Classes A, C, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 0.90%, 1.65 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2022, the Adviser reimbursed $441,474 in expenses which are included under Expense waiver in the Statement of Operations.

  For the six months ended April 30, 2022, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2023	2024	2025
Class A	$552,885	$52,249	$300,262	$200,374
Class C	125,060	15,204	77,110	32,746
Class I	174,412	12,160	83,807	78,445
Class R3	119	11	74	34
Class R4	78	16	39	23
Class R5	140	16	83	41
Class R6	3,426	820	1,244	1,362
Total	$856,120	$80,476	$462,619	$313,025

(3)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 for First Eagle Small Cap Opportunity Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

operating expenses") of each class are limited to 1.25%, 1.00% and 1.00% of average net assets, respectively. Each of these undertakings lasts until February 28, 2023 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 1.25%, 1.00% and 1.00% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2022, the Adviser reimbursed $13,235 in expenses which are included under Expense waiver in the Statement of Operations.

  For the six months ended April 30, 2022, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2024	2025
Class A	$13,663	$11,812	$1,851
Class I	188,350	177,007	11,343
Class R6	3,290	3,249	41
Total	$205,303	$192,068	$13,235

(4)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 for First Eagle Global Real Assets Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.10%, 0.85% and 0.85% of average net assets, respectively. Each of these undertakings lasts until February 28, 2023 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 1.10%, 0.85% and 0.85% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2022, the Adviser reimbursed $117,503 in expenses which are included under Expense waiver in the Statement of Operations.

  For the six months ended April 30, 2022, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2025
Class A	$13,652	$13,652
Class I	90,203	90,203
Class R6	13,648	13,648
Total	$117,503	$117,503

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with the Adviser, the Funds (except for First Eagle Global Income Builder Fund and First Eagle High Income Fund, which pay the fee described in the next paragraphs) reimburse the Adviser for costs (including personnel and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund's average daily net assets.

Pursuant to Administrative Services Agreements between each of First Eagle Global Income Builder Fund and First Eagle High Income Fund, and the Adviser, each pay the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets.

For the six-month period ended April 30, 2022, the Funds paid/reimbursed and had payable to the Adviser amounts shown below:

Fund	Reimbursed to Adviser	Payable to Adviser
First Eagle Global Fund	$1,385,234	$770,938
First Eagle Overseas Fund	464,209	237,636
First Eagle U.S. Value Fund	148,192	80,208
First Eagle Gold Fund	155,073	79,384
First Eagle Global Income Builder Fund	333,631	56,575
First Eagle High Income Fund	56,101	8,335
First Eagle Fund of America	70,834	51,540
First Eagle Small Cap Opportunity Fund	454	262
First Eagle Global Real Assets Fund	412	264

The Funds have entered into a custody agreement with J.P. Morgan Chase Bank, N.A. ("JPM"). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Funds' portfolio securities and other assets. JPM has directly entered into sub-custodial agreements to maintain the custody of gold and silver bullion in the Funds. Under the terms of the custody agreement between the Funds and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Funds. JPM is also required, upon the order of the Funds, to deliver securities held by JPM and the sub-custodian, and to make payments for securities purchased by the Funds. JPM has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Funds have also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Funds' administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds' principal underwriter. For the six-month period ended April 30, 2022, FEF Distributors, LLC realized $214,968, $8,059, $7,938, $49,286, $7,853, $1,126, $2,286, $13,017 and $32 pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund, respectively.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of April 30, 2022, balances to the Plan are included in the fees payable to the Trustees on the Statements of Assets and Liabilities.

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements ("the Plans") with FEF Distributors, LLC (the "Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund pay the Distributor monthly a distribution and/or service fee with respect to Class A, Class C, Class R3 and Class R4 shares based on each Fund's average daily net assets as shown in the table below. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for, among other things, payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

Fund	Class A	Class C	Class R3	Class R4
First Eagle Global Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Overseas Fund	0.25%	1.00%	0.35%	0.10%
First Eagle U.S. Value Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Gold Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Global Income Builder Fund	0.25%	1.00%	0.35%	0.10%
First Eagle High Income Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Fund of America	0.25%	1.00%	0.35%	0.10%
First Eagle Small Cap Opportunity Fund	0.25%	n/a	n/a	n/a
First Eagle Global Real Assets Fund	0.25%	n/a	n/a	n/a

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six-month period ended April 30, 2022, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

The Service fee covers expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six-month period ended April 30, 2022, the services fees incurred by the Funds are disclosed in the Statements of Operations.

Note 4 — Purchases and Sales of Securities

For the six-month period ended April 30, 2022, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Global Fund	$2,399,817,355	$2,813,895,137	$—	$—
First Eagle Overseas Fund	577,957,005	821,086,287	—	—
First Eagle U.S. Value Fund	51,786,542	122,000,986	—	—
First Eagle Gold Fund	159,574,325	194,950,612	—	—
First Eagle Global Income Builder Fund	142,142,550	116,378,103	35,489,087	12,683,173
First Eagle High Income Fund	27,982,889	40,841,106	—	—
First Eagle Fund of America	25,101,449	87,187,375	—	—
First Eagle Small Cap Opportunity Fund	344,787,329	44,275,677	—	—
First Eagle Global Real Assets Fund	9,908,447	551,950

Note 5 — Line of Credit

On June 27, 2022, the Funds renewed a $200 million committed, unsecured line of credit ("Credit Facility") with JPM for the First Eagle Funds and First Eagle Overseas Variable Fund to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement, each Fund has agreed to pay an upfront fee and annual commitment fee on the unused balance, allocated pro rata, based on the relative asset size of the Funds. A portion of the commitment fees related to the Credit Facility are paid by the Funds and are included in other expenses in the Statements of Operations. During the period, the Funds had no borrowings under the agreement.

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

Note 6 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

"COVID-19" has developed into a global pandemic and resulted in, among other things, closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19, and other epidemics and pandemics that may arise in the future, has affected and may continue to affect the economies of many nations, individual companies and the global markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time.

The First Eagle High Income Fund and First Eagle Global Income Builder Fund invest in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 7 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large

First Eagle Funds | Semiannual Report | April 30, 2022

Notes to Financial Statements

enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind during the six months ended April 30, 2022.

Note 8 — New Accounting Pronouncements and Regulations

In March 2020, the FASB issued ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate ("LIBOR") and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

Note 9 — Subsequent Events

In accordance with the provision surrounding Subsequent Events adopted by the Funds, management has evaluated the possibility of subsequent events existing in the Funds' financial statements. Management has determined that there are no material events that would require disclosure in the Funds' financial statements.

First Eagle Funds | Semiannual Report | April 30, 2022

Fund Expenses (unaudited)

Example

As a shareholder of the First Eagle Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2021 and held for the six-months ended April 30, 2022.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Funds | Semiannual Report | April 30, 2022

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 4/30/22	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Global Fund*
Class A	-4.60%	$1,000	$954.00	1.11%	$5.38
Class C	-4.95	1,000	950.50	1.88	9.09
Class I	-4.48	1,000	955.20	0.86	4.17
Class R3	-4.62	1,000	953.80	1.15	5.57
Class R4	-4.55	1,000	954.50	1.02	4.94
Class R5	-4.56	1,000	954.40	1.05	5.09
Class R6	-4.45	1,000	955.50	0.79	3.83
First Eagle Overseas Fund*
Class A	-5.26	1,000	947.40	1.16	5.60
Class C	-5.61	1,000	943.90	1.90	9.16
Class I	-5.13	1,000	948.70	0.89	4.30
Class R3	-5.38	1,000	946.20	1.36	6.56
Class R4	-5.20	1,000	948.00	1.00	4.83
Class R5	-5.29	1,000	947.10	1.16	5.60
Class R6	-5.08	1,000	949.20	0.80	3.87
First Eagle U.S. Value Fund*
Class A	-3.64	1,000	963.60	1.12	5.45
Class C	-4.02	1,000	959.80	1.91	9.28
Class I	-3.52	1,000	964.80	0.85	4.14
Class R3	-3.71	1,000	962.90	1.26	6.13
Class R4	-3.65	1,000	963.50	1.16	5.65
Class R5	-3.60	1,000	964.00	0.99	4.82
Class R6	-3.51	1,000	964.90	0.79	3.85
First Eagle Gold Fund*
Class A	6.69	1,000	1,066.90	1.20	6.15
Class C	6.31	1,000	1,063.10	1.93	9.87
Class I	6.89	1,000	1,068.90	0.94	4.82
Class R3	6.64	1,000	1,066.40	1.33	6.81
Class R4	6.85	1,000	1,068.50	0.96	4.92
Class R5	6.84	1,000	1,068.40	0.99	5.08
Class R6	6.91	1,000	1,069.10	0.85	4.36

First Eagle Funds | Semiannual Report | April 30, 2022

Fund Expenses (unaudited)

Based on Actual Total Return(1)—(continued)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 4/30/22	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Global Income Builder Fund
Class A	-2.30%	$1,000	$977.00	1.17%	$5.74
Class C	-2.64	1,000	973.60	1.94	9.49
Class I	-2.12	1,000	978.80	0.94	4.61
Class R3	-2.30	1,000	977.00	1.28	6.27
Class R4	-2.44	1,000	975.60	1.38	6.76
Class R5	-2.30	1,000	977.00	1.16	5.69
Class R6	-2.08	1,000	979.20	0.87	4.27
First Eagle High Income Fund
Class A	-6.50	1,000	935.00	1.11	5.33
Class C	-6.87	1,000	931.30	1.91	9.15
Class I	-6.38	1,000	936.20	0.85	4.08
Class R3	-6.57	1,000	934.30	1.28	6.14
Class R4	-6.79	1,000	932.10	1.95	9.34
Class R5	-6.52	1,000	934.80	1.14	5.47
Class R6	-6.34	1,000	936.60	0.77	3.70
First Eagle Fund of America
Class A	-15.06	1,000	849.40	0.90	4.13
Class C	-15.39	1,000	846.10	1.65	7.55
Class I	-14.94	1,000	850.60	0.65	2.98
Class R3	-15.13	1,000	848.70	1.00	4.58
Class R4	-15.00	1,000	850.00	0.77	3.53
Class R5	-14.95	1,000	850.50	0.67	3.07
Class R6	-14.98	1,000	850.20	0.65	2.98
First Eagle Small Cap Opportunity Fund
Class A	-7.89	1,000	921.10	1.25	5.95
Class I	-7.78	1,000	922.20	1.00	4.77
Class R6	-7.78	1,000	922.20	1.00	4.77
First Eagle Global Real Assets Fund(4)
Class A	3.80	1,000	1,038	1.10	4.64
Class I	3.90	1,000	1,039	0.85	3.59
Class R6	3.90	1,000	1,039	0.85	3.59

*  Consolidated Financial Statements

(1)  For the six-months ended April 30, 2022.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(4)  For the period November 30, 2021 to April 30, 2022.

First Eagle Funds | Semiannual Report | April 30, 2022

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the First Eagle Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on November 1, 2021 and held for the six-months ended April 30, 2022.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Funds | Semiannual Report | April 30, 2022

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Global Fund*
Class A	5.00%	$1,000	$1,019.29	1.11%	$5.56
Class C	5.00	1,000	1,015.47	1.88	9.39
Class I	5.00	1,000	1,020.53	0.86	4.31
Class R3	5.00	1,000	1,019.09	1.15	5.76
Class R4	5.00	1,000	1,019.74	1.02	5.11
Class R5	5.00	1,000	1,019.59	1.05	5.26
Class R6	5.00	1,000	1,020.88	0.79	3.96
First Eagle Overseas Fund*
Class A	5.00	1,000	1,019.04	1.16	5.81
Class C	5.00	1,000	1,015.37	1.90	9.49
Class I	5.00	1,000	1,020.38	0.89	4.46
Class R3	5.00	1,000	1,018.05	1.36	6.81
Class R4	5.00	1,000	1,019.84	1.00	5.01
Class R5	5.00	1,000	1,019.04	1.16	5.81
Class R6	5.00	1,000	1,020.83	0.80	4.01
First Eagle U.S. Value Fund*
Class A	5.00	1,000	1,019.24	1.12	5.61
Class C	5.00	1,000	1,015.32	1.91	9.54
Class I	5.00	1,000	1,020.58	0.85	4.26
Class R3	5.00	1,000	1,018.55	1.26	6.31
Class R4	5.00	1,000	1,019.04	1.16	5.81
Class R5	5.00	1,000	1,019.89	0.99	4.96
Class R6	5.00	1,000	1,020.88	0.79	3.96
First Eagle Gold Fund*
Class A	5.00	1,000	1,018.84	1.20	6.01
Class C	5.00	1,000	1,015.22	1.93	9.64
Class I	5.00	1,000	1,020.13	0.94	4.71
Class R3	5.00	1,000	1,018.20	1.33	6.66
Class R4	5.00	1,000	1,020.03	0.96	4.81
Class R5	5.00	1,000	1,019.89	0.99	4.96
Class R6	5.00	1,000	1,020.58	0.85	4.26

First Eagle Funds | Semiannual Report | April 30, 2022

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)—(continued)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Global Income Builder Fund
Class A	5.00%	$1,000	$1,018.99	1.17%	$5.86
Class C	5.00	1,000	1,015.17	1.94	9.69
Class I	5.00	1,000	1,020.13	0.94	4.71
Class R3	5.00	1,000	1,018.45	1.28	6.41
Class R4	5.00	1,000	1,017.95	1.38	6.90
Class R5	5.00	1,000	1,019.04	1.16	5.81
Class R6	5.00	1,000	1,020.48	0.87	4.36
First Eagle High Income Fund
Class A	5.00	1,000	1,019.29	1.11	5.56
Class C	5.00	1,000	1,015.32	1.91	9.54
Class I	5.00	1,000	1,020.58	0.85	4.26
Class R3	5.00	1,000	1,018.45	1.28	6.41
Class R4	5.00	1,000	1,015.12	1.95	9.74
Class R5	5.00	1,000	1,019.14	1.14	5.71
Class R6	5.00	1,000	1,020.98	0.77	3.86
First Eagle Fund of America
Class A	5.00	1,000	1,020.33	0.90	4.51
Class C	5.00	1,000	1,016.61	1.65	8.25
Class I	5.00	1,000	1,021.57	0.65	3.26
Class R3	5.00	1,000	1,019.84	1.00	5.01
Class R4	5.00	1,000	1,020.98	0.77	3.86
Class R5	5.00	1,000	1,021.47	0.67	3.36
Class R6	5.00	1,000	1,021.57	0.65	3.26
First Eagle Small Cap Opportunity Fund
Class A	5.00	1,000	1,018.60	1.25	6.26
Class I	5.00	1,000	1,019.84	1.00	5.01
Class R6	5.00	1,000	1,019.84	1.00	5.01
First Eagle Global Real Assets Fund(3)
Class A	5.00	1,000	1,019.34	1.10	5.51
Class I	5.00	1,000	1,020.58	0.85	4.26
Class R6	5.00	1,000	1,020.58	0.85	4.26

*  Consolidated Financial Statements

(1)  For the six-months ended April 30, 2022.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(3)  For the period November 30, 2021 to April 30, 2022.

First Eagle Funds | Semiannual Report | April 30, 2022

General Information

Form N-PORT portfolio schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT is available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds' proxy voting policies, (2) a description of the Funds' proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Funds | Semiannual Report | April 30, 2022

Board Considerations for Approval of Advisory Agreement

At a meeting held on September 9, 2021, the Board of Trustees, including a majority of the independent trustees (the "Independent Trustees"), approved the First Eagle Global Real Assets Fund's (the "Fund") advisory agreement (the "Advisory Agreement").

In response to a letter sent on behalf of the Independent Trustees requesting information about the Advisory Agreement and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of expense information compared against the Fund's composites, benchmarks and peer groups compiled by an independent data provider. The Trustees also had the benefit of presentations from and discussions with management.

Prior to approving the Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management's responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered determinative. At the conclusion of their review, the Trustees determined that the advisory fee was fair and reasonable under the circumstances and within the range of what could be negotiated at arm's length, and that the Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to approve the Advisory Agreement:

Nature, Quality, and Extent of Services to be Provided by Adviser

•  The Trustees reviewed the services to be provided by the Adviser. The Adviser will provide the Fund with investment research, advice and supervision, and continuously furnishes an investment portfolio for the Fund consistent with the Fund's investment objective, policies and restrictions as set forth in the Fund's Prospectus. The Trustees were assured that service levels for the Fund are not affected by the expense limitation agreement. The Trustees considered the commitment of the Adviser to provide high quality services to the Fund.

•  The Trustees reviewed the Trust's long-standing historical relationship with the Adviser and the institutional resources available to the Fund under that relationship. Given the length of the relationship, the Trustees, in their deliberations, recognized that, for many of the First Eagle Funds' shareholders, a decision to purchase shares of the Fund could be guided by a decision to select the Adviser as the investment adviser and that there is a strong association in the minds of shareholders between the Adviser and the Fund.

•  The Trustees noted the background and experience of the Fund's Portfolio Managers and their informative meeting with them.

First Eagle Funds | Semiannual Report | April 30, 2022

Board Considerations for Approval of Advisory Agreement

Investment Performance

•  No performance was presented for the Fund given that it was newly organized and had not yet commenced operations.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Fund; Economies of Scale; Fall-Out Benefits

•  The Trustees reviewed the total compensation to be received by the Adviser and the Fund's total costs for using the Adviser's services, taking into account expenses incurred by the Adviser that are passed through to the Fund (e.g., under the administrative cost reimbursement program). They concluded that this compensation was commensurate with the nature, extent, and quality of the services provided and therefore fair and reasonable under the circumstances. As part of their analysis, the Trustees considered fees charged by investment advisers to peer mutual funds for services comparable to those provided by the Adviser and referred to a report specifically prepared by an independent third-party data provider in connection with the Trustees' review of the Advisory Agreement, together with a management summary of the same. They determined that the Adviser's fees were competitive. The Trustees also considered, where applicable and available, the advisory fees charged to other clients of the Adviser with similar investment objective(s) to the Fund.

•  While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates (sometimes referred to as "fall-out benefits"), the Trustees considered the absence of affiliated broker-dealer relationships and the effects of the administrative service reimbursements paid to the Adviser. The Trustees noted that the Adviser is absorbing soft dollar costs and paying them itself. With regard to other possible benefits associated with the Adviser's management of the Fund, the Trustees noted, among other things, that the Distributor is generally able to retain revenue associated with Rule 12b-1 fees on shareholders it services directly and that the Adviser may be able to extend investment and operational efficiencies associated with the Fund to its management of other types of accounts.

•  The Trustees reviewed the Fund's expected expense ratios, which were deemed reasonable both on an absolute basis and in comparison to peer funds. The Trustees noted the expected impact on expense ratios of the administrative reimbursements. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Fund, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Fund.

First Eagle Funds | Semiannual Report | April 30, 2022

Board Considerations for Approval of Advisory Agreement

•  The Trustees reviewed the Adviser's financial condition and profitability goals with respect to the Fund. The Trustees noted the cyclical and competitive nature of the global asset management industry and related importance of profitability in maintaining the Adviser's culture and management continuity. The Trustees also noted that the Adviser has always shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on the profits realized. The Trustees also considered that certain personnel participate in equity ownership and other incentives tied to the financial results of the Adviser as a whole.

First Eagle Funds | Semiannual Report | April 30, 2022

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter Davidson

Jean D. Hamilton

James E. Jordan

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Trustee Emeritus

Jean-Marie Eveillard*

Officers

Mehdi Mahmud

President

Robert Bruno

Senior Vice President

Joseph T. Malone

Chief Financial Officer

Albert Pisano

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Tricia Larkin

Treasurer

Michael Luzzatto

Vice President

Thomas Meyer

Assistant Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

DST Systems, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

  Additional information about the Trustees and Officers is included in the Funds' Statement of Additional Information.

*  Mr. Eveillard is a former member of the Board of Trustees and is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law or the Investment Company Act.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

First Eagle Funds | Semiannual Report | April 30, 2022

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First Eagle Funds are offered by FEF Distributors, LLC,

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105
800.334.2143 www.firsteagle.com

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.	Audit Committee Financial Expert.

Not applicable to this semiannual report.

Item 4.	Principal Accountant Fees and Services

Not applicable to this semiannual report.

Item 5.	Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 11.	Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed End Management Investment Companies

(a)(1) Not applicable to this semiannual report.

Item 13.	Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer

Date: July 7, 2022

By (Signature and Title)*	/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer

Date: July 7, 2022

*          Print the name and title of each signing officer under his or her signature.